UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 29, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Dividend
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

February 29, 2008

1.797922.104

ADGF-QTLY-0408

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.1%
Automobiles - 0.2%
Ford Motor Co. (a)	683,011	$ 4,460
Media - 7.3%
Clear Channel Communications, Inc.	939,915	30,077
Comcast Corp. Class A (special) (non-vtg.)	200,000	3,870
Omnicom Group, Inc.	508,650	22,721
The Walt Disney Co.	926,400	30,025
Time Warner Cable, Inc. (a)	66,100	1,805
Time Warner, Inc.	5,810,000	90,694
		179,192
Multiline Retail - 1.9%
Kohl's Corp. (a)	370,000	16,443
Target Corp.	564,636	29,705
		46,148
Specialty Retail - 1.7%
Abercrombie & Fitch Co. Class A	60,000	4,652
Home Depot, Inc.	986,007	26,178
Staples, Inc.	492,018	10,947
		41,777
TOTAL CONSUMER DISCRETIONARY		271,577
CONSUMER STAPLES - 3.7%
Food & Staples Retailing - 2.8%
CVS Caremark Corp.	1,147,391	46,332
Sysco Corp.	200,000	5,612
Wal-Mart Stores, Inc.	342,353	16,977
		68,921
Household Products - 0.9%
Kimberly-Clark Corp.	138,300	9,014
Procter & Gamble Co.	171,454	11,347
		20,361
TOTAL CONSUMER STAPLES		89,282
ENERGY - 9.9%
Energy Equipment & Services - 3.0%
BJ Services Co.	160,000	4,150
Diamond Offshore Drilling, Inc.	150,520	18,187
Halliburton Co.	200,000	7,660
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Nabors Industries Ltd. (a)	851,786	$ 26,857
Transocean, Inc. (a)	125,107	17,579
		74,433
Oil, Gas & Consumable Fuels - 6.9%
Chesapeake Energy Corp.	552,200	24,970
ConocoPhillips	1,104,675	91,368
Copano Energy LLC	40,000	1,458
EOG Resources, Inc.	61,800	7,354
Quicksilver Resources, Inc. (a)	160,000	5,504
Ultra Petroleum Corp. (a)	178,800	14,030
Valero Energy Corp.	307,055	17,739
XTO Energy, Inc.	96,375	5,947
		168,370
TOTAL ENERGY		242,803
FINANCIALS - 20.3%
Capital Markets - 2.2%
Bank of New York Mellon Corp.	342,472	15,024
Franklin Resources, Inc.	121,700	11,485
Goldman Sachs Group, Inc.	48,900	8,295
KKR Private Equity Investors, LP	117,700	1,736
KKR Private Equity Investors, LP Restricted Depositary Units (c)	479,900	7,079
State Street Corp.	134,313	10,550
		54,169
Commercial Banks - 2.0%
PNC Financial Services Group, Inc.	811,933	49,877
Consumer Finance - 0.6%
American Express Co.	314,600	13,308
Diversified Financial Services - 5.8%
Bank of America Corp.	2,627,240	104,407
Citigroup, Inc.	1,564,530	37,095
		141,502
Insurance - 9.7%
ACE Ltd.	162,300	9,128
American International Group, Inc.	3,126,392	146,503
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Hartford Financial Services Group, Inc.	802,100	$ 56,067
MetLife, Inc.	414,900	24,172
		235,870
TOTAL FINANCIALS		494,726
HEALTH CARE - 21.3%
Health Care Equipment & Supplies - 0.6%
Boston Scientific Corp. (a)	302,200	3,805
Medtronic, Inc.	225,900	11,150
		14,955
Health Care Providers & Services - 7.7%
Cardinal Health, Inc.	3,151,105	186,357
Pharmaceuticals - 13.0%
GlaxoSmithKline PLC sponsored ADR	100,000	4,391
Johnson & Johnson	2,905,868	180,048
Merck & Co., Inc.	488,695	21,649
Schering-Plough Corp.	1,122,270	24,353
Wyeth	1,990,800	86,839
		317,280
TOTAL HEALTH CARE		518,592
INDUSTRIALS - 8.3%
Aerospace & Defense - 2.5%
General Dynamics Corp.	125,545	10,276
Honeywell International, Inc.	581,300	33,448
Raytheon Co.	266,400	17,273
		60,997
Air Freight & Logistics - 1.2%
FedEx Corp.	89,700	7,905
United Parcel Service, Inc. Class B	315,110	22,133
		30,038
Airlines - 0.4%
AMR Corp. (a)	747,700	9,578
Electrical Equipment - 0.7%
Cooper Industries Ltd. Class A	394,627	16,547
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 2.2%
General Electric Co.	1,480,109	$ 49,051
Tyco International Ltd.	100,000	4,006
		53,057
Machinery - 1.3%
Illinois Tool Works, Inc.	393,426	19,305
Ingersoll-Rand Co. Ltd. Class A	285,100	11,934
		31,239
TOTAL INDUSTRIALS		201,456
INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 4.9%
Cisco Systems, Inc. (a)	2,996,400	73,022
Motorola, Inc.	4,744,089	47,299
		120,321
Computers & Peripherals - 3.5%
EMC Corp. (a)	545,800	8,482
Hewlett-Packard Co.	1,302,300	62,211
International Business Machines Corp.	133,501	15,200
		85,893
Electronic Equipment & Instruments - 0.6%
Tyco Electronics Ltd.	406,077	13,360
IT Services - 2.5%
Accenture Ltd. Class A	1,176,140	41,459
The Western Union Co.	976,306	20,307
		61,766
Semiconductors & Semiconductor Equipment - 3.4%
Analog Devices, Inc.	384,000	10,337
Applied Materials, Inc.	908,300	17,412
Cymer, Inc. (a)	100,000	2,833
Intel Corp.	625,208	12,473
Lam Research Corp. (a)	272,607	10,970
Linear Technology Corp.	585,781	16,232
National Semiconductor Corp.	711,623	11,720
Texas Instruments, Inc.	40,000	1,198
		83,175
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 3.7%
Microsoft Corp.	2,277,023	$ 61,981
Oracle Corp. (a)	1,460,800	27,463
		89,444
TOTAL INFORMATION TECHNOLOGY		453,959
TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 4.2%
AT&T, Inc.	1,520,916	52,974
Qwest Communications International, Inc.	1,975,443	10,667
Verizon Communications, Inc.	1,061,728	38,562
		102,203
Wireless Telecommunication Services - 0.1%
Sprint Nextel Corp.	497,444	3,537
TOTAL TELECOMMUNICATION SERVICES		105,740
TOTAL COMMON STOCKS (Cost $2,351,411)		2,378,135
Convertible Bonds - 0.5%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Ford Motor Co. 4.25% 12/15/36	$ 2,520	2,436
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Qwest Communications International, Inc. 3.5% 11/15/25	7,870	9,015
TOTAL CONVERTIBLE BONDS (Cost $10,390)		11,451
Money Market Funds - 2.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 3.24% (b) (Cost $49,589)	49,588,601	$ 49,589
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,411,390)		2,439,175
NET OTHER ASSETS - 0.0%		(286)
NET ASSETS - 100%		$ 2,438,889
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,079,000 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 602
Fidelity Securities Lending Cash Central Fund	6
Total	$ 608
Other Information

The following is a summary of the inputs used, as of February 29, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,439,175	$ 2,427,724	$ 11,451	$ -
Income Tax Information

At February 29, 2008, the aggregate cost of investment securities for income tax purposes was $2,420,178,000. Net unrealized appreciation aggregated $18,997,000, of which $262,388,000 related to appreciated investment securities and $243,391,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Dynamic Capital Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

February 29, 2008

1.797933.104

ARG-QTLY-0408

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
CONSUMER DISCRETIONARY - 18.9%
Auto Components - 0.3%
The Goodyear Tire & Rubber Co. (a)	113,300	$ 3,070,430
Automobiles - 2.2%
Fiat SpA	485,789	10,257,259
Harley-Davidson, Inc.	50,900	1,891,444
Renault SA	97,958	10,465,434
		22,614,137
Diversified Consumer Services - 0.8%
ITT Educational Services, Inc. (a)	155,290	8,575,114
Hotels, Restaurants & Leisure - 2.1%
Accor SA	172,283	12,235,840
International Game Technology	79,300	3,580,395
Paddy Power PLC (Ireland)	178,300	5,708,590
Six Flags, Inc. (a)	205,800	405,426
		21,930,251
Internet & Catalog Retail - 0.7%
B2W Companhia Global Do Varejo	25,300	1,059,889
Priceline.com, Inc. (a)	49,950	5,695,299
		6,755,188
Media - 7.4%
Mediacom Communications Corp. Class A (a)	386,164	1,687,537
The Walt Disney Co.	2,092,100	67,804,958
Viacom, Inc. Class B (non-vtg.) (a)	45,528	1,809,738
Wolters Kluwer NV (Certificaten Van Aandelen)	195,900	5,066,371
		76,368,604
Multiline Retail - 0.8%
Saks, Inc. (a)	544,400	8,470,864
Specialty Retail - 3.4%
Abercrombie & Fitch Co. Class A	267,100	20,708,263
bebe Stores, Inc.	255,456	3,119,118
Guess?, Inc.	253,777	10,437,848
Lumber Liquidators, Inc.	12,500	114,375
		34,379,604
Textiles, Apparel & Luxury Goods - 1.2%
Deckers Outdoor Corp. (a)	106,900	11,827,416
Warnaco Group, Inc. (a)	22,600	848,856
		12,676,272
TOTAL CONSUMER DISCRETIONARY		194,840,464
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 3.8%
Beverages - 0.4%
PepsiCo, Inc.	52,500	$ 3,651,900
Personal Products - 0.1%
Bare Escentuals, Inc. (a)	45,300	1,240,314
Tobacco - 3.3%
Altria Group, Inc.	166,162	12,153,089
Reynolds American, Inc.	300,500	19,147,860
UST, Inc.	57,500	3,121,675
		34,422,624
TOTAL CONSUMER STAPLES		39,314,838
ENERGY - 6.0%
Energy Equipment & Services - 1.3%
Schlumberger Ltd. (NY Shares)	153,700	13,287,365
Oil, Gas & Consumable Fuels - 4.7%
Chesapeake Energy Corp.	90,700	4,101,454
EOG Resources, Inc.	11,300	1,344,587
Hess Corp.	34,000	3,168,120
Petroleo Brasileiro SA - Petrobras sponsored ADR	171,800	20,159,012
XTO Energy, Inc.	319,568	19,720,541
		48,493,714
TOTAL ENERGY		61,781,079
FINANCIALS - 7.4%
Capital Markets - 3.5%
Investment Technology Group, Inc. (a)	22,600	1,052,708
Janus Capital Group, Inc.	364,376	8,825,187
Jefferies Group, Inc.	254,400	4,515,600
MF Global Ltd.	343,956	6,036,428
T. Rowe Price Group, Inc.	318,080	16,072,582
		36,502,505
Consumer Finance - 0.2%
SLM Corp.	113,300	2,221,813
Diversified Financial Services - 1.4%
Bolsa de Mercadorias & Futuros - BM&F SA	238,900	2,586,627
Bovespa Holding SA	163,000	2,596,767
CME Group, Inc.	18,700	9,598,710
		14,782,104
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 0.1%
Amil Participacoes SA	80,800	$ 667,930
Real Estate Management & Development - 2.0%
CB Richard Ellis Group, Inc. Class A (a)	833,608	16,722,176
Jones Lang LaSalle, Inc.	45,300	3,460,467
		20,182,643
Thrifts & Mortgage Finance - 0.2%
Countrywide Financial Corp.	339,800	2,144,138
TOTAL FINANCIALS		76,501,133
HEALTH CARE - 14.1%
Biotechnology - 7.1%
Biogen Idec, Inc. (a)	967,561	56,466,860
Genentech, Inc. (a)	216,758	16,419,419
		72,886,279
Health Care Equipment & Supplies - 1.5%
Advanced Medical Optics, Inc. (a)	22,800	521,664
Becton, Dickinson & Co.	56,983	5,152,403
C.R. Bard, Inc.	17,200	1,630,388
DENTSPLY International, Inc.	34,200	1,335,168
Hologic, Inc. (a)	62,600	3,775,406
Medtronic, Inc.	62,200	3,070,192
		15,485,221
Health Care Providers & Services - 1.8%
Express Scripts, Inc. (a)	100,700	5,951,370
Henry Schein, Inc. (a)	28,800	1,722,816
Owens & Minor, Inc.	20,700	889,479
VCA Antech, Inc. (a)	289,662	9,301,047
		17,864,712
Life Sciences Tools & Services - 0.8%
Bruker BioSciences Corp. (a)	73,425	1,003,720
Techne Corp. (a)	64,902	4,438,648
Varian, Inc. (a)	57,076	3,090,665
		8,533,033
Pharmaceuticals - 2.9%
Abbott Laboratories	45,300	2,425,815
Allergan, Inc.	178,500	10,572,555
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Elan Corp. PLC sponsored ADR (a)	614,500	$ 13,992,165
Merck & Co., Inc.	68,300	3,025,690
		30,016,225
TOTAL HEALTH CARE		144,785,470
INDUSTRIALS - 21.7%
Aerospace & Defense - 0.6%
Raytheon Co.	91,300	5,919,892
Airlines - 7.7%
AMR Corp. (a)	2,110,500	27,035,505
Continental Airlines, Inc. Class B (a)	834,900	20,187,882
Ryanair Holdings PLC sponsored ADR (a)	402,500	11,503,450
UAL Corp.	443,100	13,425,930
US Airways Group, Inc. (a)	531,700	6,593,080
		78,745,847
Electrical Equipment - 5.7%
ABB Ltd. sponsored ADR	603,900	15,121,656
Alstom SA	191,226	40,183,988
Schneider Electric SA	31,647	3,603,108
		58,908,752
Machinery - 3.1%
Caterpillar, Inc.	22,600	1,634,658
Cummins, Inc.	261,734	13,186,159
Deere & Co.	204,080	17,389,657
		32,210,474
Road & Rail - 4.6%
All America Latina Logistica SA unit	233,100	2,592,598
Hertz Global Holdings, Inc. (a)	469,100	5,596,363
Norfolk Southern Corp.	327,300	17,310,897
Union Pacific Corp.	176,800	22,057,568
		47,557,426
TOTAL INDUSTRIALS		223,342,391
INFORMATION TECHNOLOGY - 4.2%
Communications Equipment - 1.2%
EchoStar Holding Corp. Class A (a)	20,263	811,736
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Foundry Networks, Inc. (a)	90,500	$ 1,074,235
Nokia Corp. sponsored ADR	283,800	10,219,638
		12,105,609
Computers & Peripherals - 0.6%
Apple, Inc. (a)	52,800	6,601,056
Internet Software & Services - 1.0%
DealerTrack Holdings, Inc. (a)	270,595	5,539,080
Equinix, Inc. (a)	62,267	4,318,216
		9,857,296
IT Services - 0.4%
Accenture Ltd. Class A	45,300	1,596,825
Redecard SA	161,500	2,487,108
		4,083,933
Semiconductors & Semiconductor Equipment - 1.0%
Applied Materials, Inc.	366,900	7,033,473
Skyworks Solutions, Inc. (a)	388,600	3,209,836
		10,243,309
TOTAL INFORMATION TECHNOLOGY		42,891,203
MATERIALS - 11.4%
Chemicals - 9.2%
FMC Corp.	106,670	6,038,589
International Flavors & Fragrances, Inc.	122,071	5,264,922
Monsanto Co.	516,396	59,736,689
Potash Corp. of Saskatchewan, Inc.	28,300	4,496,870
Syngenta AG sponsored ADR	263,900	15,126,748
The Mosaic Co. (a)	39,600	4,407,480
		95,071,298
Containers & Packaging - 0.7%
Owens-Illinois, Inc. (a)	125,500	7,084,475
Metals & Mining - 1.5%
Anglo Platinum Ltd.	11,400	1,787,244
Barrick Gold Corp.	11,300	587,938
Goldcorp, Inc.	101,900	4,399,910
Impala Platinum Holdings Ltd.	34,100	1,410,035
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Kinross Gold Corp. (a)	169,800	$ 4,201,646
Titanium Metals Corp.	144,863	2,987,075
		15,373,848
TOTAL MATERIALS		117,529,621
TELECOMMUNICATION SERVICES - 7.6%
Diversified Telecommunication Services - 3.9%
Cbeyond, Inc. (a)	292,811	4,799,172
Qwest Communications International, Inc.	4,539,200	24,511,680
Verizon Communications, Inc.	306,700	11,139,344
		40,450,196
Wireless Telecommunication Services - 3.7%
America Movil SAB de CV Series L sponsored ADR	193,000	11,668,780
American Tower Corp. Class A (a)	503,100	19,339,164
Centennial Communications Corp. Class A (a)	468,135	2,467,071
NII Holdings, Inc. (a)	101,493	4,032,317
		37,507,332
TOTAL TELECOMMUNICATION SERVICES		77,957,528
UTILITIES - 0.5%
Independent Power Producers & Energy Traders - 0.5%
EDF Energies Nouvelles SA	90,510	5,635,400
TOTAL COMMON STOCKS (Cost $1,034,450,751)		984,579,127
Nonconvertible Bonds - 0.0%
	Principal Amount
INDUSTRIALS - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc.:
7.7% 12/15/49 (a)	$ 1,320,000	62,700
7.9% 12/15/09 (a)	350,000	14,000
8.3% 12/15/29 (a)	3,740,000	149,600
9% 5/15/16 (a)	433,000	20,568
9.75% 5/15/21 (a)	230,000	10,925
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc.: - continued
10% 8/15/08 (a)	$ 700,000	$ 28,000
10.375% 2/1/11 (a)	350,000	16,625
		302,418
TOTAL NONCONVERTIBLE BONDS (Cost $208,274)		302,418
Money Market Funds - 8.0%
	Shares
Fidelity Cash Central Fund, 3.24% (b) (Cost $82,360,155)	82,360,155	82,360,155
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $1,117,019,180)		1,067,241,700
NET OTHER ASSETS - (3.6)%		(37,077,299)
NET ASSETS - 100%		$ 1,030,164,401
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,126,414
Fidelity Securities Lending Cash Central Fund	138
Total	$ 1,126,552
Other Information

The following is a summary of the inputs used, as of February 29, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,067,241,700	$ 970,586,013	$ 96,655,687	$ -
Income Tax Information

At February 29, 2008, the aggregate cost of investment securities for income tax purposes was $1,118,014,075. Net unrealized depreciation aggregated $50,772,375, of which $90,375,355 related to appreciated investment securities and $141,147,730 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Equity
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

February 29, 2008

1.797923.104

EPG-QTLY-0408

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 4.6%
Automobiles - 0.1%
Harley-Davidson, Inc.	141,900	$ 5,273
Diversified Consumer Services - 0.8%
Apollo Group, Inc. Class A (non-vtg.) (a)	309,800	19,016
Strayer Education, Inc.	154,800	24,102
		43,118
Hotels, Restaurants & Leisure - 1.6%
BJ's Restaurants, Inc. (a)	137,008	1,858
McDonald's Corp.	1,560,863	84,458
		86,316
Household Durables - 0.5%
KB Home	96,322	2,305
Pulte Homes, Inc.	1,694,000	22,937
		25,242
Leisure Equipment & Products - 0.7%
Nikon Corp.	1,394,000	39,046
Media - 0.3%
National CineMedia, Inc.	659,714	14,217
Multiline Retail - 0.1%
Target Corp.	102,300	5,382
Specialty Retail - 0.3%
DSW, Inc. Class A (a)(d)(e)	937,317	17,069
Textiles, Apparel & Luxury Goods - 0.2%
Lululemon Athletica, Inc. (d)	449,989	12,105
TOTAL CONSUMER DISCRETIONARY		247,768
CONSUMER STAPLES - 7.2%
Beverages - 0.5%
PepsiCo, Inc.	393,656	27,383
Food & Staples Retailing - 1.7%
CVS Caremark Corp.	1,139,115	45,997
Sysco Corp.	391,300	10,980
Whole Foods Market, Inc. (d)	951,926	33,460
		90,437
Food Products - 1.1%
Nestle SA sponsored ADR	501,600	59,690
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 3.9%
Colgate-Palmolive Co.	1,190,637	$ 90,596
Procter & Gamble Co.	1,837,783	121,624
		212,220
TOTAL CONSUMER STAPLES		389,730
ENERGY - 12.5%
Energy Equipment & Services - 2.9%
Cameron International Corp. (a)	301,900	12,825
FMC Technologies, Inc. (a)	249,050	14,111
National Oilwell Varco, Inc. (a)	456,752	28,456
Schlumberger Ltd. (NY Shares)	514,989	44,521
Smith International, Inc.	446,412	28,137
Transocean, Inc. (a)	213,200	29,957
		158,007
Oil, Gas & Consumable Fuels - 9.6%
Chesapeake Energy Corp.	842,209	38,085
Denbury Resources, Inc. (a)	2,393,592	76,332
Energy Transfer Equity LP	172,100	5,724
Enterprise Products Partners LP	343,500	10,638
EOG Resources, Inc.	547,269	65,120
Hess Corp.	190,400	17,741
OAO Gazprom sponsored ADR	796,625	39,863
Petroleo Brasileiro SA - Petrobras sponsored ADR	587,200	68,902
Southwestern Energy Co. (a)	484,791	31,623
Ultra Petroleum Corp. (a)	899,782	70,606
Valero Energy Corp.	589,818	34,074
Williams Companies, Inc.	1,751,453	63,087
		521,795
TOTAL ENERGY		679,802
FINANCIALS - 17.0%
Capital Markets - 2.5%
Charles Schwab Corp.	3,606,628	70,726
Franklin Resources, Inc.	282,300	26,641
Lehman Brothers Holdings, Inc.	247,000	12,595
Northern Trust Corp.	391,200	26,457
		136,419
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 0.7%
East West Bancorp, Inc.	224,786	$ 4,228
U.S. Bancorp, Delaware	739,900	23,692
UCBH Holdings, Inc. (d)	792,600	8,948
		36,868
Diversified Financial Services - 1.1%
Citigroup, Inc.	562,700	13,342
CME Group, Inc.	53,230	27,323
JPMorgan Chase & Co.	321,100	13,053
KKR Financial Holdings LLC	371,700	5,349
		59,067
Insurance - 9.8%
AFLAC, Inc.	638,500	39,849
American International Group, Inc.	273,000	12,793
Assurant, Inc.	387,644	24,247
Berkshire Hathaway, Inc.:
Class A (a)	314	43,960
Class B (a)	62,929	294,162
Fidelity National Financial, Inc. Class A	1,422,700	25,054
First American Corp., California	1,069,400	37,247
LandAmerica Financial Group, Inc.	11,200	412
Principal Financial Group, Inc. (d)	492,025	27,175
Prudential Financial, Inc.	366,900	26,773
		531,672
Real Estate Investment Trusts - 1.9%
Annaly Capital Management, Inc.	3,754,113	77,673
MFA Mortgage Investments, Inc.	3,010,800	28,783
		106,456
Thrifts & Mortgage Finance - 1.0%
Countrywide Financial Corp. (d)	4,387,600	27,686
New York Community Bancorp, Inc. (d)	1,563,200	25,527
		53,213
TOTAL FINANCIALS		923,695
HEALTH CARE - 16.8%
Biotechnology - 5.7%
Acorda Therapeutics, Inc. (a)	887,467	18,140
Altus Pharmaceuticals, Inc. (a)(d)	881,940	5,098
Biogen Idec, Inc. (a)	1,824,633	106,486
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
CSL Ltd.	2,484,092	$ 83,315
Genentech, Inc. (a)	493,800	37,405
Gilead Sciences, Inc. (a)	1,195,516	56,572
		307,016
Health Care Equipment & Supplies - 3.1%
Alcon, Inc.	271,900	39,352
Becton, Dickinson & Co.	606,500	54,840
C.R. Bard, Inc.	367,600	34,845
Cochlear Ltd.	247,753	12,352
DENTSPLY International, Inc.	649,686	25,364
Sirona Dental Systems, Inc. (a)	70,760	1,840
		168,593
Health Care Providers & Services - 2.7%
Henry Schein, Inc. (a)	695,309	41,593
Medco Health Solutions, Inc. (a)	2,385,954	105,722
		147,315
Life Sciences Tools & Services - 1.8%
Charles River Laboratories International, Inc. (a)	95,492	5,594
Covance, Inc. (a)	636,437	53,722
Pharmaceutical Product Development, Inc.	271,170	12,222
Waters Corp. (a)	457,035	27,244
		98,782
Pharmaceuticals - 3.5%
Allergan, Inc.	417,585	24,734
Merck & Co., Inc.	2,435,869	107,909
Schering-Plough Corp.	2,519,254	54,668
		187,311
TOTAL HEALTH CARE		909,017
INDUSTRIALS - 5.9%
Aerospace & Defense - 1.0%
General Dynamics Corp.	684,200	56,002
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR (a)	174,300	4,981
Commercial Services & Supplies - 0.5%
Corrections Corp. of America (a)	828,850	22,263
Robert Half International, Inc.	202,800	5,465
		27,728
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 2.0%
Alstom SA	185,173	$ 38,912
Vestas Wind Systems AS (a)	690,600	70,004
		108,916
Industrial Conglomerates - 1.7%
Global Consumer Acquisition Corp. unit	395,600	3,936
McDermott International, Inc. (a)	1,721,950	89,920
		93,856
Machinery - 0.1%
Hansen Transmission International NV	548,200	2,383
Marine - 0.5%
DryShips, Inc.	134,900	10,158
Eagle Bulk Shipping, Inc.	209,400	5,576
Genco Shipping & Trading Ltd.	177,600	10,349
		26,083
Trading Companies & Distributors - 0.0%
Fastenal Co.	7,700	313
TOTAL INDUSTRIALS		320,262
INFORMATION TECHNOLOGY - 27.3%
Communications Equipment - 7.1%
Harris Corp.	460,000	22,462
Nokia Corp. sponsored ADR	8,368,400	301,338
QUALCOMM, Inc.	1,486,847	62,998
		386,798
Computers & Peripherals - 1.5%
EMC Corp. (a)	5,294,676	82,279
Electronic Equipment & Instruments - 0.8%
Amphenol Corp. Class A	1,139,836	42,140
Internet Software & Services - 4.2%
Akamai Technologies, Inc. (a)	871,580	30,645
Google, Inc. Class A (sub. vtg.) (a)	210,271	99,075
The Knot, Inc. (a)	770,585	8,900
VeriSign, Inc. (a)(d)	2,574,128	89,580
		228,200
IT Services - 4.7%
Cognizant Technology Solutions Corp. Class A (a)	1,932,238	58,373
ExlService Holdings, Inc. (a)	695,159	14,828
Infosys Technologies Ltd.	811,913	31,068
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Infosys Technologies Ltd. sponsored ADR (d)	990,300	$ 38,542
The Western Union Co.	4,893,794	101,791
WNS Holdings Ltd. ADR (a)	713,500	10,595
		255,197
Semiconductors & Semiconductor Equipment - 5.9%
Applied Materials, Inc.	8,395,761	160,947
Broadcom Corp. Class A (a)	6,229,934	117,808
Intel Corp.	2,125,200	42,398
		321,153
Software - 3.1%
Microsoft Corp.	3,170,594	86,304
Nintendo Co. Ltd.	116,300	58,057
Red Hat, Inc. (a)	171,316	3,055
VMware, Inc. Class A	303,185	17,788
		165,204
TOTAL INFORMATION TECHNOLOGY		1,480,971
MATERIALS - 4.4%
Chemicals - 2.5%
Monsanto Co.	259,058	29,968
The Mosaic Co. (a)	971,830	108,165
		138,133
Metals & Mining - 1.9%
ArcelorMittal SA (NY Reg.) Class A	522,800	39,743
Compass Minerals International, Inc.	1,071,114	60,968
		100,711
TOTAL MATERIALS		238,844
UTILITIES - 4.0%
Electric Utilities - 2.3%
Entergy Corp.	429,586	44,136
Exelon Corp.	807,700	60,456
PPL Corp.	393,102	17,839
		122,431
Independent Power Producers & Energy Traders - 1.2%
Constellation Energy Group, Inc.	755,299	66,731
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.5%
Public Service Enterprise Group, Inc.	345,400	$ 15,232
Wisconsin Energy Corp.	242,404	10,574
		25,806
TOTAL UTILITIES		214,968
TOTAL COMMON STOCKS (Cost $5,332,628)		5,405,057
Money Market Funds - 2.1%

Fidelity Cash Central Fund, 3.24% (b)	55,883,136	55,883
Fidelity Securities Lending Cash Central Fund, 3.25% (b)(c)	58,113,600	58,114
TOTAL MONEY MARKET FUNDS (Cost $113,997)		113,997
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $5,446,625)		5,519,054
NET OTHER ASSETS - (1.8)%		(95,693)
NET ASSETS - 100%		$ 5,423,361
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 758
Fidelity Securities Lending Cash Central Fund	106
Total	$ 864
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
DSW, Inc. Class A	$ 15,683	$ 4,521	$ -	$ -	$ 17,069
Other Information

The following is a summary of the inputs used, as of February 29, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,519,054	$ 5,186,300	$ 332,754	$ -
Income Tax Information

At February 29, 2008, the aggregate cost of investment securities for income tax purposes was $5,459,931,000. Net unrealized appreciation aggregated $59,123,000, of which $530,973,000 related to appreciated investment securities and $471,850,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Equity
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

Feburary 29, 2008

1.797924.104

EPI-QTLY-0408

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.0%
Automobiles - 0.2%
Harley-Davidson, Inc. (f)	300,000	$ 11,148
Diversified Consumer Services - 0.2%
Sotheby's Class A (ltd. vtg.)	400,000	13,488
Hotels, Restaurants & Leisure - 0.7%
Panera Bread Co. Class A (a)(d)	740,000	27,654
Red Robin Gourmet Burgers, Inc. (a)	540,000	17,998
		45,652
Household Durables - 1.2%
KB Home	420,000	10,051
Toll Brothers, Inc. (a)	1,500,000	31,815
Whirlpool Corp.	360,000	30,373
		72,239
Leisure Equipment & Products - 0.3%
Eastman Kodak Co.	1,000,000	16,980
Media - 3.1%
News Corp. Class A	1,700,000	31,297
The Walt Disney Co.	1,100,000	35,651
Time Warner, Inc.	3,000,000	46,830
Viacom, Inc. Class B (non-vtg.) (a)	1,900,000	75,525
		189,303
Multiline Retail - 0.3%
Target Corp.	360,000	18,940
Specialty Retail - 1.4%
American Eagle Outfitters, Inc.	2,200,000	47,014
bebe Stores, Inc.	1,400,000	17,094
Big 5 Sporting Goods Corp. (e)	1,300,000	12,025
Christopher & Banks Corp. (d)	1,100,000	11,880
		88,013
Textiles, Apparel & Luxury Goods - 1.6%
Adidas-Salomon AG	560,000	35,532
Coach, Inc. (a)	1,100,000	33,352
Columbia Sportswear Co. (d)	560,000	23,145
Volcom, Inc. (a)	249,900	4,941
		96,970
TOTAL CONSUMER DISCRETIONARY		552,733
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 9.2%
Beverages - 0.4%
Anheuser-Busch Companies, Inc.	540,000	$ 25,429
Food & Staples Retailing - 3.4%
CVS Caremark Corp.	560,000	22,613
SUPERVALU, Inc.	860,000	22,575
Wal-Mart Stores, Inc. (d)	3,300,000	163,647
		208,835
Food Products - 1.5%
General Mills, Inc.	660,000	36,953
Hershey Co.	1,500,000	55,620
		92,573
Household Products - 2.2%
Clorox Co.	1,060,000	61,681
Kimberly-Clark Corp.	1,100,000	71,698
		133,379
Personal Products - 0.6%
Estee Lauder Companies, Inc. Class A	800,000	34,064
Tobacco - 1.1%
Altria Group, Inc.	920,000	67,289
TOTAL CONSUMER STAPLES		561,569
ENERGY - 15.3%
Energy Equipment & Services - 5.1%
Baker Hughes, Inc.	240,000	16,150
Halliburton Co.	4,100,000	157,030
Nabors Industries Ltd. (a)	340,000	10,720
National Oilwell Varco, Inc. (a)	1,300,000	80,990
Schlumberger Ltd. (NY Shares)	500,000	43,225
		308,115
Oil, Gas & Consumable Fuels - 10.2%
Chevron Corp.	1,400,000	121,324
ConocoPhillips	1,400,000	115,794
Exxon Mobil Corp.	4,000,000	348,036
Valero Energy Corp.	700,000	40,439
		625,593
TOTAL ENERGY		933,708
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 26.0%
Capital Markets - 4.1%
Lehman Brothers Holdings, Inc.	2,200,000	$ 112,178
Merrill Lynch & Co., Inc.	560,000	27,754
State Street Corp.	1,060,000	83,263
T. Rowe Price Group, Inc.	600,000	30,318
		253,513
Commercial Banks - 4.2%
PNC Financial Services Group, Inc.	720,000	44,230
SunTrust Banks, Inc.	460,000	26,740
U.S. Bancorp, Delaware	1,100,000	35,222
Wachovia Corp.	3,900,000	119,418
Wells Fargo & Co.	1,100,000	32,153
		257,763
Consumer Finance - 0.4%
American Express Co.	540,000	22,842
Diversified Financial Services - 6.9%
Bank of America Corp.	4,100,000	162,934
Citigroup, Inc.	4,900,000	116,179
JPMorgan Chase & Co.	3,500,000	142,275
		421,388
Insurance - 8.5%
AFLAC, Inc.	1,000,000	62,410
American International Group, Inc.	5,200,000	243,672
Hartford Financial Services Group, Inc.	1,300,000	90,870
Marsh & McLennan Companies, Inc. (d)	2,600,000	66,222
MetLife, Inc.	1,000,000	58,260
		521,434
Real Estate Investment Trusts - 0.8%
General Growth Properties, Inc.	1,400,000	49,434
Real Estate Management & Development - 0.6%
CB Richard Ellis Group, Inc. Class A (a)	1,700,000	34,102
Thrifts & Mortgage Finance - 0.5%
Fannie Mae	480,000	13,272
Freddie Mac	780,000	19,640
		32,912
TOTAL FINANCIALS		1,593,388
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 8.6%
Biotechnology - 0.5%
Amgen, Inc. (a)	660,000	$ 30,043
Health Care Equipment & Supplies - 3.0%
Baxter International, Inc.	400,000	23,608
Becton, Dickinson & Co.	920,000	83,186
Covidien Ltd.	1,800,000	77,022
		183,816
Health Care Providers & Services - 1.6%
Medco Health Solutions, Inc. (a)	640,000	28,358
Patterson Companies, Inc. (a)	820,000	28,864
UnitedHealth Group, Inc.	840,000	39,043
		96,265
Pharmaceuticals - 3.5%
Johnson & Johnson	1,210,000	74,972
Merck & Co., Inc.	2,200,000	97,460
Pfizer, Inc.	1,900,000	42,332
		214,764
TOTAL HEALTH CARE		524,888
INDUSTRIALS - 13.6%
Aerospace & Defense - 3.4%
General Dynamics Corp.	440,000	36,014
Honeywell International, Inc.	660,000	37,976
Lockheed Martin Corp.	360,000	37,152
The Boeing Co.	380,000	31,460
United Technologies Corp.	980,000	69,100
		211,702
Air Freight & Logistics - 1.3%
United Parcel Service, Inc. Class B	920,000	64,621
UTI Worldwide, Inc.	940,000	15,773
		80,394
Airlines - 0.2%
Delta Air Lines, Inc. (a)	900,000	12,015
Construction & Engineering - 1.0%
KBR, Inc. (a)	1,800,000	59,994
Electrical Equipment - 0.3%
Roper Industries, Inc. (d)	300,000	16,920
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 3.0%
3M Co. (d)	800,000	$ 62,720
General Electric Co.	3,700,000	122,618
		185,338
Machinery - 2.7%
Caterpillar, Inc.	720,000	52,078
Deere & Co.	360,000	30,676
Illinois Tool Works, Inc.	700,000	34,349
ITT Corp.	340,000	19,122
SPX Corp.	260,000	26,598
		162,823
Road & Rail - 1.5%
Burlington Northern Santa Fe Corp.	920,000	80,758
YRC Worldwide, Inc. (a)(d)	900,000	12,384
		93,142
Trading Companies & Distributors - 0.2%
Fastenal Co. (d)	280,000	11,385
TOTAL INDUSTRIALS		833,713
INFORMATION TECHNOLOGY - 8.4%
Communications Equipment - 1.3%
Cisco Systems, Inc. (a)	1,300,000	31,681
Corning, Inc.	1,500,000	34,845
Harris Corp.	300,000	14,649
		81,175
Computers & Peripherals - 2.6%
Hewlett-Packard Co.	1,000,000	47,770
International Business Machines Corp.	960,000	109,306
		157,076
Electronic Equipment & Instruments - 1.0%
Arrow Electronics, Inc. (a)	820,000	26,740
Tyco Electronics Ltd.	1,100,000	36,190
		62,930
Internet Software & Services - 0.2%
Google, Inc. Class A (sub. vtg.) (a)	20,000	9,424
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 0.7%
Accenture Ltd. Class A	740,000	$ 26,085
Convergys Corp. (a)	1,000,000	14,440
		40,525
Semiconductors & Semiconductor Equipment - 1.7%
Applied Materials, Inc.	2,000,000	38,340
Intel Corp.	3,300,000	65,835
		104,175
Software - 0.9%
Microsoft Corp.	1,400,000	38,108
Oracle Corp. (a)	1,060,000	19,928
		58,036
TOTAL INFORMATION TECHNOLOGY		513,341
MATERIALS - 2.4%
Chemicals - 1.5%
Airgas, Inc.	1,200,000	58,308
Sigma Aldrich Corp.	600,000	33,012
		91,320
Containers & Packaging - 0.2%
Aptargroup, Inc. (d)	420,000	15,742
Metals & Mining - 0.7%
Alcoa, Inc.	1,100,000	40,854
TOTAL MATERIALS		147,916
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 4.2%
AT&T, Inc.	5,100,000	177,633
Verizon Communications, Inc.	2,200,000	79,904
		257,537
UTILITIES - 2.9%
Electric Utilities - 2.9%
Entergy Corp.	360,000	36,986
Exelon Corp.	780,000	58,383
FirstEnergy Corp.	300,000	20,277
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
PPL Corp.	660,000	$ 29,951
Reliant Energy, Inc. (a)	1,300,000	29,640
		175,237
TOTAL COMMON STOCKS (Cost $5,352,421)		6,094,030
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 3.24% (b)	17,361,501	17,362
Fidelity Securities Lending Cash Central Fund, 3.25% (b)(c)	99,028,104	99,028
TOTAL MONEY MARKET FUNDS (Cost $116,390)		116,390
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 3.18%, dated 2/29/08 due 3/3/08 (Collateralized by U.S. Government Obligations) # (Cost $2,847)	$ 2,848	2,847
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $5,471,658)		6,213,267
NET OTHER ASSETS - (1.6)%		(95,259)
NET ASSETS - 100%		$ 6,118,008
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$2,847,000 due 3/03/08 at 3.18%
BNP Paribas Securities Corp.	$ 1,056
Banc of America Securities LLC	789
Societe Generale, New York Branch	1,002
$ 2,847
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 293
Fidelity Securities Lending Cash Central Fund	128
Total	$ 421
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Big 5 Sporting Goods Corp.	$ 21,359	$ -	$ -	$ 117	$ 12,025
Other Information

The following is a summary of the inputs used, as of February 29, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 6,213,267	$ 6,174,888	$ 38,379	$ -
Income Tax Information

At February 29, 2008, the aggregate cost of investment securities for income tax purposes was $5,476,573,000. Net unrealized appreciation aggregated $736,694,000, of which $1,230,862,000 related to appreciated investment securities and $494,168,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Equity Value Fund
Class A
Class T
Class B
Class C
Institutional Class

February 29, 2008

1.797934.104

AEV-QTLY-0408

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 8.2%
Automobiles - 0.2%
Winnebago Industries, Inc.	14,700	$ 295,029
Diversified Consumer Services - 0.8%
H&R Block, Inc.	12,400	231,260
Service Corp. International	60,200	650,160
Stewart Enterprises, Inc. Class A	37,400	223,278
		1,104,698
Hotels, Restaurants & Leisure - 0.6%
McCormick & Schmick's Seafood Restaurants (a)	2,829	30,666
McDonald's Corp.	14,100	762,951
		793,617
Household Durables - 2.5%
Beazer Homes USA, Inc. (d)	14,100	100,110
Black & Decker Corp.	7,800	536,406
Centex Corp.	23,400	519,246
D.R. Horton, Inc.	34,100	478,423
Lennar Corp. Class A	1,800	33,498
Newell Rubbermaid, Inc.	16,700	379,090
Pulte Homes, Inc.	21,600	292,464
Ryland Group, Inc.	20,100	568,629
The Stanley Works	6,990	339,295
Whirlpool Corp.	4,000	337,480
		3,584,641
Internet & Catalog Retail - 0.1%
B2W Companhia Global Do Varejo	2,500	104,732
Leisure Equipment & Products - 0.6%
Brunswick Corp.	12,013	195,692
Eastman Kodak Co.	17,800	302,244
MarineMax, Inc. (a)	4,459	54,757
Polaris Industries, Inc.	6,600	251,988
		804,681
Media - 1.2%
E.W. Scripps Co. Class A	16,900	705,913
News Corp.:
Class A	14,400	265,104
Class B	1,400	26,754
Spanish Broadcasting System, Inc. Class A (a)	30,300	45,450
The DIRECTV Group, Inc. (a)	7,000	175,350
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Valassis Communications, Inc. (a)	12,788	$ 143,481
Viacom, Inc. Class B (non-vtg.) (a)	6,900	274,275
		1,636,327
Multiline Retail - 0.2%
Sears Holdings Corp. (a)(d)	2,600	248,612
Tuesday Morning Corp.	17,000	91,630
		340,242
Specialty Retail - 1.7%
AutoZone, Inc. (a)	1,000	115,080
Citi Trends, Inc. (a)	9,100	132,041
Foot Locker, Inc.	36,400	447,720
OfficeMax, Inc.	18,600	395,622
Shoe Carnival, Inc. (a)	7,554	102,357
Staples, Inc.	13,949	310,365
The Children's Place Retail Stores, Inc. (a)	18,614	397,595
The Men's Wearhouse, Inc.	7,100	163,584
Williams-Sonoma, Inc.	17,100	399,456
		2,463,820
Textiles, Apparel & Luxury Goods - 0.3%
Lululemon Athletica, Inc.	300	8,070
LVMH Moet Hennessy - Louis Vuitton	1,300	133,551
VF Corp.	3,700	281,348
		422,969
TOTAL CONSUMER DISCRETIONARY		11,550,756
CONSUMER STAPLES - 4.8%
Beverages - 0.2%
Remy Cointreau SA	3,818	239,852
Food & Staples Retailing - 0.8%
Kroger Co.	13,500	327,375
Rite Aid Corp. (a)	139,000	371,130
SUPERVALU, Inc.	8,000	210,000
Winn-Dixie Stores, Inc. (a)	10,400	170,040
		1,078,545
Food Products - 2.1%
BioMar Holding AS	7,850	289,217
Bunge Ltd.	4,900	543,116
Cermaq ASA	22,800	306,798
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Chiquita Brands International, Inc. (a)	42,108	$ 861,951
Corn Products International, Inc.	8,600	315,706
Lighthouse Caledonia ASA	2,958	2,440
Marine Harvest ASA (a)	384,000	227,468
Tyson Foods, Inc. Class A	25,700	370,337
		2,917,033
Household Products - 0.1%
Energizer Holdings, Inc. (a)	2,300	213,509
Personal Products - 0.7%
Avon Products, Inc.	22,500	856,350
Shiseido Co. Ltd.	4,000	91,156
		947,506
Tobacco - 0.9%
Altria Group, Inc.	17,130	1,252,888
TOTAL CONSUMER STAPLES		6,649,333
ENERGY - 16.3%
Energy Equipment & Services - 1.9%
Grey Wolf, Inc. (a)	62,100	385,020
Nabors Industries Ltd. (a)	26,700	841,851
National Oilwell Varco, Inc. (a)	9,600	598,080
Patterson-UTI Energy, Inc.	32,300	766,479
		2,591,430
Oil, Gas & Consumable Fuels - 14.4%
Arch Coal, Inc.	1,770	90,429
BP PLC sponsored ADR	1,900	123,253
Cabot Oil & Gas Corp.	21,096	1,049,526
Canadian Natural Resources Ltd.	9,600	719,573
CONSOL Energy, Inc.	21,600	1,641,168
Exxon Mobil Corp.	76,575	6,662,788
Forest Oil Corp. (a)	17,402	858,441
Foundation Coal Holdings, Inc.	7,400	427,498
Frontier Oil Corp.	17,283	617,176
Occidental Petroleum Corp.	9,500	735,015
Patriot Coal Corp. (a)	2,210	118,677
Peabody Energy Corp.	25,000	1,415,500
Petrohawk Energy Corp. (a)	21,804	394,216
Plains Exploration & Production Co. (a)	24,500	1,323,000
Quicksilver Resources, Inc. (a)	21,300	732,720
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Range Resources Corp.	19,366	$ 1,184,812
SandRidge Energy, Inc.	900	33,876
Southwestern Energy Co. (a)	11,300	737,099
Valero Energy Corp.	12,089	698,382
Williams Companies, Inc.	19,600	705,992
		20,269,141
TOTAL ENERGY		22,860,571
FINANCIALS - 25.7%
Capital Markets - 2.5%
Ares Capital Corp.	31,900	408,958
Bank of New York Mellon Corp.	16,449	721,618
Bear Stearns Companies, Inc.	5,100	407,286
Janus Capital Group, Inc.	16,000	387,520
Lehman Brothers Holdings, Inc.	12,759	650,581
Merrill Lynch & Co., Inc.	10,400	515,424
T. Rowe Price Group, Inc.	7,000	353,710
		3,445,097
Commercial Banks - 3.4%
First Merchants Corp.	16,300	440,263
First Midwest Bancorp, Inc., Delaware	14,200	369,910
IBERIABANK Corp.	8,643	384,354
Susquehanna Bancshares, Inc., Pennsylvania	7,300	145,197
Wachovia Corp.	40,500	1,240,110
Wells Fargo & Co.	75,100	2,195,173
		4,775,007
Consumer Finance - 0.3%
Capital One Financial Corp.	7,606	350,104
Diversified Financial Services - 7.3%
Bank of America Corp.	88,180	3,504,273
Citigroup, Inc.	120,960	2,867,962
JPMorgan Chase & Co.	96,200	3,910,530
		10,282,765
Insurance - 8.6%
AFLAC, Inc.	12,000	748,920
AMBAC Financial Group, Inc.	27,600	307,464
American Equity Investment Life Holding Co.	1,040	9,932
American International Group, Inc.	54,890	2,572,145
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Aspen Insurance Holdings Ltd.	58,628	$ 1,696,694
Endurance Specialty Holdings Ltd.	42,400	1,666,320
Everest Re Group Ltd.	7,200	697,536
Hartford Financial Services Group, Inc.	6,100	426,390
MBIA, Inc.	23,100	299,607
MetLife, Inc.	9,900	576,774
National Financial Partners Corp.	9,900	235,323
Old Republic International Corp.	29,700	407,484
Platinum Underwriters Holdings Ltd.	44,291	1,528,040
Principal Financial Group, Inc.	8,800	486,024
RenaissanceRe Holdings Ltd.	8,400	461,160
		12,119,813
Real Estate Investment Trusts - 1.3%
Annaly Capital Management, Inc.	36,300	751,047
Chimera Investment Corp.	30,400	503,728
Home Properties, Inc.	13,300	612,066
		1,866,841
Real Estate Management & Development - 0.7%
CB Richard Ellis Group, Inc. Class A (a)	45,600	914,736
Thrifts & Mortgage Finance - 1.6%
Astoria Financial Corp.	5,500	143,935
Downey Financial Corp.	3,900	102,141
Fannie Mae	19,200	530,880
Freddie Mac	8,400	211,512
MGIC Investment Corp.	20,900	309,529
New York Community Bancorp, Inc.	36,200	591,146
Washington Federal, Inc.	18,300	415,410
		2,304,553
TOTAL FINANCIALS		36,058,916
HEALTH CARE - 6.7%
Biotechnology - 0.4%
Amgen, Inc. (a)	4,300	195,736
Cubist Pharmaceuticals, Inc. (a)	8,100	147,420
Genentech, Inc. (a)	2,400	181,800
		524,956
Health Care Equipment & Supplies - 3.3%
American Medical Systems Holdings, Inc. (a)	28,969	422,658
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Baxter International, Inc.	11,800	$ 696,436
Becton, Dickinson & Co.	7,500	678,150
Boston Scientific Corp. (a)	12,900	162,411
C.R. Bard, Inc.	10,100	957,379
Covidien Ltd.	18,325	784,127
Hillenbrand Industries, Inc.	8,600	451,242
Varian Medical Systems, Inc. (a)	9,500	498,275
		4,650,678
Health Care Providers & Services - 0.6%
Amedisys, Inc. (a)	12,300	526,194
Tenet Healthcare Corp. (a)	33,800	162,578
Universal Health Services, Inc. Class B	2,900	154,918
		843,690
Health Care Technology - 0.2%
Cerner Corp. (a)	8,200	356,290
Life Sciences Tools & Services - 0.4%
Applera Corp. - Applied Biosystems Group	10,400	350,584
Varian, Inc. (a)	2,775	150,266
		500,850
Pharmaceuticals - 1.8%
Merck & Co., Inc.	15,785	699,276
Pfizer, Inc.	66,500	1,481,620
Wyeth	7,300	318,426
		2,499,322
TOTAL HEALTH CARE		9,375,786
INDUSTRIALS - 11.7%
Aerospace & Defense - 3.1%
General Dynamics Corp.	9,700	793,945
Honeywell International, Inc.	16,900	972,426
Lockheed Martin Corp.	6,900	712,080
Northrop Grumman Corp.	2,800	220,108
The Boeing Co.	3,500	289,765
United Technologies Corp.	19,100	1,346,741
		4,335,065
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.5%
FedEx Corp.	3,100	$ 273,203
United Parcel Service, Inc. Class B	6,400	449,536
		722,739
Airlines - 0.3%
AirTran Holdings, Inc. (a)	15,962	115,246
Delta Air Lines, Inc. (a)	7,000	93,450
UAL Corp.	3,200	96,960
US Airways Group, Inc. (a)	9,200	114,080
		419,736
Building Products - 0.2%
Masco Corp.	12,900	241,101
Commercial Services & Supplies - 1.0%
ACCO Brands Corp. (a)	10,400	144,248
Diamond Management & Technology Consultants, Inc.	17,854	105,874
Equifax, Inc.	3,500	119,770
IHS, Inc. Class A (a)	2,800	172,620
R.R. Donnelley & Sons Co.	4,900	155,967
The Brink's Co.	2,500	167,325
Waste Management, Inc.	15,600	512,148
		1,377,952
Electrical Equipment - 0.2%
Acuity Brands, Inc.	3,300	146,553
Cooper Industries Ltd. Class A	5,100	213,843
		360,396
Industrial Conglomerates - 1.8%
General Electric Co.	38,600	1,279,204
Siemens AG sponsored ADR	9,700	1,238,302
		2,517,506
Machinery - 2.8%
Cummins, Inc.	2,400	120,912
Eaton Corp.	3,000	241,890
Flowserve Corp.	11,646	1,268,249
Ingersoll-Rand Co. Ltd. Class A	10,200	426,972
Pentair, Inc.	18,000	587,160
SPX Corp.	6,100	624,030
Sulzer AG (Reg.)	543	623,422
		3,892,635
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 1.5%
J.B. Hunt Transport Services, Inc.	11,400	$ 312,018
Knight Transportation, Inc.	17,400	257,346
Landstar System, Inc.	6,600	306,108
P.A.M. Transportation Services, Inc. (a)	8,100	117,450
Ryder System, Inc.	6,700	385,987
Union Pacific Corp.	6,000	748,560
		2,127,469
Trading Companies & Distributors - 0.3%
Rush Enterprises, Inc.:
Class A (a)	29,072	430,847
Class B (a)	3,300	48,774
		479,621
TOTAL INDUSTRIALS		16,474,220
INFORMATION TECHNOLOGY - 13.5%
Communications Equipment - 1.2%
Cisco Systems, Inc. (a)	18,200	443,534
Juniper Networks, Inc. (a)	16,500	442,530
Nokia Corp. sponsored ADR	20,200	727,402
Powerwave Technologies, Inc. (a)	11,300	32,318
		1,645,784
Computers & Peripherals - 2.5%
3PAR, Inc.	1,800	14,760
Apple, Inc. (a)	2,300	287,546
Hewlett-Packard Co.	15,100	721,327
International Business Machines Corp.	9,600	1,093,056
NCR Corp. (a)	26,200	580,592
Western Digital Corp. (a)	25,800	796,446
		3,493,727
Electronic Equipment & Instruments - 3.8%
Agilent Technologies, Inc. (a)	5,900	180,599
Amphenol Corp. Class A	50,200	1,855,894
Arrow Electronics, Inc. (a)	22,469	732,714
Avnet, Inc. (a)	22,074	744,115
Cogent, Inc. (a)	11,908	119,080
Flextronics International Ltd. (a)	37,200	377,208
Ingram Micro, Inc. Class A (a)	18,100	276,387
Mellanox Technologies Ltd.	23,622	361,417
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
SYNNEX Corp. (a)	12,972	$ 269,947
Tyco Electronics Ltd.	12,825	421,943
		5,339,304
Internet Software & Services - 0.6%
Google, Inc. Class A (sub. vtg.) (a)	321	151,249
VeriSign, Inc. (a)	21,200	737,760
		889,009
IT Services - 0.3%
Accenture Ltd. Class A	5,800	204,450
The Western Union Co.	7,400	153,920
		358,370
Semiconductors & Semiconductor Equipment - 4.4%
Analog Devices, Inc.	13,000	349,960
Applied Materials, Inc.	27,500	527,175
Broadcom Corp. Class A (a)	20,700	391,437
Diodes, Inc. (a)	14,629	330,177
Fairchild Semiconductor International, Inc. (a)	25,900	288,785
FormFactor, Inc. (a)	14,600	261,778
Hittite Microwave Corp. (a)	15,400	509,894
Intersil Corp. Class A	11,000	255,970
Lam Research Corp. (a)	9,100	366,184
Linear Technology Corp.	5,200	144,092
Microchip Technology, Inc.	13,900	427,842
MIPS Technologies, Inc. (a)	19,872	73,725
NEC Electronics Corp. (a)	9,900	200,399
Netlogic Microsystems, Inc. (a)	6,000	141,600
ON Semiconductor Corp. (a)	120,400	722,400
Skyworks Solutions, Inc. (a)	22,900	189,154
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	20,400	198,696
Teradyne, Inc. (a)	4,000	47,960
Texas Instruments, Inc.	4,800	143,808
Tower Semicondutor Ltd. (a)	130,300	134,209
Varian Semiconductor Equipment Associates, Inc. (a)	11,300	381,714
Xilinx, Inc.	6,500	145,340
		6,232,299
Software - 0.7%
Electronic Arts, Inc. (a)	7,900	373,591
Microsoft Corp.	14,600	397,412
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
THQ, Inc. (a)	9,500	$ 177,745
Voltaire Ltd.	2,300	13,340
		962,088
TOTAL INFORMATION TECHNOLOGY		18,920,581
MATERIALS - 3.2%
Chemicals - 1.6%
Albemarle Corp.	15,544	589,739
Arkema (a)	4,400	250,219
Celanese Corp. Class A	19,285	750,187
Nalco Holding Co.	13,200	285,120
Potash Corp. of Saskatchewan, Inc.	1,100	174,790
The Mosaic Co. (a)	1,700	189,210
Tronox, Inc. Class A	14,100	63,027
		2,302,292
Containers & Packaging - 0.2%
Pactiv Corp. (a)	10,900	275,988
Metals & Mining - 1.2%
Alcoa, Inc.	17,200	638,808
Goldcorp, Inc.	11,500	496,555
Titanium Metals Corp.	28,100	579,422
		1,714,785
Paper & Forest Products - 0.2%
Neenah Paper, Inc.	7,700	200,585
TOTAL MATERIALS		4,493,650
TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 4.1%
AT&T, Inc.	109,977	3,830,499
Qwest Communications International, Inc.	50,900	274,860
Verizon Communications, Inc.	46,400	1,685,248
		5,790,607
UTILITIES - 5.4%
Electric Utilities - 1.9%
Allegheny Energy, Inc.	12,900	653,643
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Entergy Corp.	4,000	$ 410,960
PPL Corp.	34,100	1,547,458
		2,612,061
Independent Power Producers & Energy Traders - 1.4%
AES Corp. (a)	55,400	996,092
Constellation Energy Group, Inc.	11,720	1,035,462
		2,031,554
Multi-Utilities - 2.1%
CMS Energy Corp.	89,400	1,286,466
Public Service Enterprise Group, Inc.	8,200	361,620
Wisconsin Energy Corp.	30,600	1,334,772
		2,982,858
TOTAL UTILITIES		7,626,473
TOTAL COMMON STOCKS (Cost $139,924,707)		139,800,893
Money Market Funds - 0.4%

Fidelity Cash Central Fund, 3.24% (b)	313,863	313,863
Fidelity Securities Lending Cash Central Fund, 3.25% (b)(c)	207,500	207,500
TOTAL MONEY MARKET FUNDS (Cost $521,363)		521,363
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $140,446,070)		140,322,256
NET OTHER ASSETS - 0.0%		54,730
NET ASSETS - 100%		$ 140,376,986
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,886
Fidelity Securities Lending Cash Central Fund	7,572
Total	$ 29,458
Other Information

The following is a summary of the inputs used, as of February 29, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 140,322,256	$ 137,960,174	$ 2,362,082	$ -
Income Tax Information

At February 29, 2008, the aggregate cost of investment securities for income tax purposes was $143,537,347. Net unrealized depreciation aggregated $3,215,091, of which $11,770,568 related to appreciated investment securities and $14,985,659 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Fifty Fund
Class A
Class T
Class B
Class C
Institutional Class

February 29, 2008

1.797935.104

AFIF-QTLY-0408

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 19.6%
Auto Components - 1.5%
WABCO Holdings, Inc.	44,000	$ 1,838,320
Diversified Consumer Services - 7.6%
DeVry, Inc.	97,948	4,303,835
Universal Technical Institute, Inc. (a)(d)	66,637	832,963
Weight Watchers International, Inc.	92,352	4,340,544
		9,477,342
Hotels, Restaurants & Leisure - 0.0%
Las Vegas Sands Corp. (a)	100	8,330
Household Durables - 3.7%
Harman International Industries, Inc.	113,777	4,687,612
Media - 6.5%
The Walt Disney Co.	98,200	3,182,662
Time Warner, Inc.	319,927	4,994,060
		8,176,722
Specialty Retail - 0.0%
Urban Outfitters, Inc. (a)	300	8,634
Textiles, Apparel & Luxury Goods - 0.3%
Phillips-Van Heusen Corp.	11,698	427,094
TOTAL CONSUMER DISCRETIONARY		24,624,054
CONSUMER STAPLES - 8.8%
Beverages - 5.2%
Molson Coors Brewing Co. Class B	121,834	6,574,161
Food & Staples Retailing - 3.6%
CVS Caremark Corp.	110,300	4,453,914
Whole Foods Market, Inc.	300	10,545
		4,464,459
TOTAL CONSUMER STAPLES		11,038,620
ENERGY - 16.1%
Energy Equipment & Services - 3.1%
Diamond Offshore Drilling, Inc.	32,100	3,878,643
Oil, Gas & Consumable Fuels - 13.0%
Chesapeake Energy Corp.	84,900	3,839,178
CVR Energy, Inc.	23,100	649,110
EOG Resources, Inc.	35,200	4,188,448
Tesoro Corp.	65,300	2,425,242
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp.	43,300	$ 2,501,441
XTO Energy, Inc.	42,800	2,641,188
		16,244,607
TOTAL ENERGY		20,123,250
FINANCIALS - 6.4%
Capital Markets - 2.4%
EFG International	92,160	3,096,559
Diversified Financial Services - 2.4%
Bolsa de Mercadorias & Futuros - BM&F SA	274,800	2,975,325
Citigroup, Inc.	500	11,855
		2,987,180
Real Estate Management & Development - 1.6%
Indiabulls Real Estate Ltd. (a)	126,234	1,975,939
The St. Joe Co.	200	7,690
		1,983,629
TOTAL FINANCIALS		8,067,368
HEALTH CARE - 6.6%
Health Care Equipment & Supplies - 2.3%
C.R. Bard, Inc.	13,606	1,289,713
Stryker Corp.	24,400	1,588,684
		2,878,397
Health Care Providers & Services - 1.0%
Henry Schein, Inc. (a)	21,969	1,314,186
Health Care Technology - 2.2%
HLTH Corp. (a)(d)	232,900	2,757,536
Life Sciences Tools & Services - 0.1%
Pharmaceutical Product Development, Inc.	400	18,028
Waters Corp. (a)	1,100	65,571
		83,599
Pharmaceuticals - 1.0%
Allergan, Inc.	20,300	1,202,369
TOTAL HEALTH CARE		8,236,087
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 15.4%
Airlines - 1.3%
Delta Air Lines, Inc. (a)	127,373	$ 1,700,430
Electrical Equipment - 7.1%
ABB Ltd. sponsored ADR	25,300	633,512
Alstom SA	13,900	2,920,928
Nexans SA	24,700	2,696,492
Prysmian SpA	134,280	2,624,575
		8,875,507
Machinery - 4.9%
Flowserve Corp.	56,900	6,196,410
Road & Rail - 2.1%
All America Latina Logistica SA unit	56,200	625,071
CSX Corp.	2,500	121,300
Hertz Global Holdings, Inc. (a)	153,597	1,832,412
		2,578,783
TOTAL INDUSTRIALS		19,351,130
INFORMATION TECHNOLOGY - 20.9%
Communications Equipment - 14.1%
Cisco Systems, Inc. (a)	57,700	1,406,149
Juniper Networks, Inc. (a)	204,250	5,477,985
Nokia Corp. sponsored ADR	178,400	6,424,184
Research In Motion Ltd. (a)	41,500	4,307,700
		17,616,018
Internet Software & Services - 3.6%
Akamai Technologies, Inc. (a)	127,175	4,471,473
IT Services - 3.2%
Fiserv, Inc. (a)	73,700	3,878,094
Redecard SA	11,700	180,181
		4,058,275
TOTAL INFORMATION TECHNOLOGY		26,145,766
TELECOMMUNICATION SERVICES - 3.6%
Wireless Telecommunication Services - 3.6%
American Tower Corp. Class A (a)	118,400	4,551,296
Common Stocks - continued
	Shares	Value
UTILITIES - 0.7%
Electric Utilities - 0.7%
Pepco Holdings, Inc.	34,700	$ 876,869
TOTAL COMMON STOCKS (Cost $127,229,096)		123,014,440
Money Market Funds - 5.7%

Fidelity Cash Central Fund, 3.24% (b)	4,379,205	4,379,205
Fidelity Securities Lending Cash Central Fund, 3.25% (b)(c)	2,743,700	2,743,700
TOTAL MONEY MARKET FUNDS (Cost $7,122,905)		7,122,905
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $134,352,001)		130,137,345
NET OTHER ASSETS - (3.8)%		(4,812,466)
NET ASSETS - 100%		$ 125,324,879
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 41,954
Fidelity Securities Lending Cash Central Fund	4,777
Total	$ 46,731
Other Information

The following is a summary of the inputs used, as of February 29, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 130,137,345	$ 116,822,852	$ 13,314,493	$ -
Income Tax Information

At February 29, 2008, the aggregate cost of investment securities for income tax purposes was $135,896,286. Net unrealized depreciation aggregated $5,758,941, of which $10,504,369 related to appreciated investment securities and $16,263,310 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Advisor Growth &
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

February 29, 2008

1.797925.104

AGAI-QTLY-0408

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.0%
Automobiles - 0.5%
General Motors Corp. (d)	338,500	$ 7,880
Hotels, Restaurants & Leisure - 0.3%
Jamba, Inc. (a)(d)	480,350	1,201
Starbucks Corp. (a)	254,450	4,572
		5,773
Household Durables - 1.4%
D.R. Horton, Inc.	425,900	5,975
Ethan Allen Interiors, Inc.	46,470	1,266
Toll Brothers, Inc. (a)	292,500	6,204
Whirlpool Corp.	128,100	10,808
		24,253
Media - 1.8%
Clear Channel Communications, Inc.	86,600	2,771
DISH Network Corp. Class A (a)	46,500	1,379
E.W. Scripps Co. Class A	157,400	6,575
News Corp. Class B	640,300	12,236
Time Warner, Inc.	440,900	6,882
		29,843
Multiline Retail - 1.0%
JCPenney Co., Inc.	111,400	5,148
Kohl's Corp. (a)	99,300	4,413
Sears Holdings Corp. (a)(d)	1,500	143
Target Corp.	130,400	6,860
		16,564
Specialty Retail - 1.8%
Abercrombie & Fitch Co. Class A	29,500	2,287
Best Buy Co., Inc.	819	35
Lowe's Companies, Inc.	603,700	14,471
PetSmart, Inc.	72,922	1,570
Staples, Inc.	303,898	6,762
Tiffany & Co., Inc. (d)	61,200	2,304
Williams-Sonoma, Inc.	126,100	2,946
		30,375
Textiles, Apparel & Luxury Goods - 0.2%
Polo Ralph Lauren Corp. Class A	54,755	3,405
TOTAL CONSUMER DISCRETIONARY		118,093
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 7.3%
Beverages - 0.8%
Molson Coors Brewing Co. Class B	69,300	$ 3,739
PepsiCo, Inc.	136,100	9,467
		13,206
Food & Staples Retailing - 2.0%
China Nepstar Chain Drugstore Ltd. ADR	124,300	1,367
CVS Caremark Corp.	435,300	17,577
Sysco Corp.	212,200	5,954
Wal-Mart Stores, Inc.	189,200	9,382
		34,280
Food Products - 2.0%
Kraft Foods, Inc. Class A	245,000	7,637
McCormick & Co., Inc. (non-vtg.)	141,900	4,888
Nestle SA sponsored ADR	182,800	21,753
		34,278
Household Products - 1.5%
Colgate-Palmolive Co.	84,800	6,452
Procter & Gamble Co.	285,000	18,861
		25,313
Tobacco - 1.0%
Altria Group, Inc.	237,150	17,345
TOTAL CONSUMER STAPLES		124,422
ENERGY - 13.9%
Energy Equipment & Services - 4.8%
Baker Hughes, Inc.	7,870	530
Cameron International Corp. (a)	561,400	23,848
Diamond Offshore Drilling, Inc.	39,977	4,830
Halliburton Co.	185,200	7,093
Nabors Industries Ltd. (a)	152,100	4,796
Schlumberger Ltd. (NY Shares)	331,200	28,632
Smith International, Inc.	193,400	12,190
		81,919
Oil, Gas & Consumable Fuels - 9.1%
Chesapeake Energy Corp.	169,900	7,683
Devon Energy Corp.	95,800	9,841
EOG Resources, Inc.	88,600	10,543
Exxon Mobil Corp.	843,200	73,371
Hess Corp.	100,100	9,327
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Peabody Energy Corp.	237,200	$ 13,430
Petroplus Holdings AG (a)	33,769	2,242
Plains Exploration & Production Co. (a)	194,100	10,481
Range Resources Corp.	48,200	2,949
Ultra Petroleum Corp. (a)	69,000	5,414
Valero Energy Corp.	147,800	8,538
		153,819
TOTAL ENERGY		235,738
FINANCIALS - 15.9%
Capital Markets - 4.5%
Ameriprise Financial, Inc.	104,500	5,292
Bank of New York Mellon Corp.	293,800	12,889
Charles Schwab Corp.	491,900	9,646
Goldman Sachs Group, Inc.	21,300	3,613
Janus Capital Group, Inc.	235,283	5,699
Lehman Brothers Holdings, Inc.	121,697	6,205
Riskmetrics Group, Inc.	53,000	1,145
State Street Corp.	281,783	22,134
T. Rowe Price Group, Inc.	192,600	9,732
		76,355
Commercial Banks - 0.8%
PNC Financial Services Group, Inc.	61,400	3,772
Standard Chartered PLC (United Kingdom)	105,786	3,485
U.S. Bancorp, Delaware	54,400	1,742
Wachovia Corp.	134,200	4,109
		13,108
Consumer Finance - 0.8%
American Express Co.	12,900	546
Capital One Financial Corp.	163,400	7,521
Discover Financial Services	362,100	5,464
		13,531
Diversified Financial Services - 2.6%
Bank of America Corp.	725,100	28,815
Bovespa Holding SA	20,000	319
Citigroup, Inc.	346,500	8,216
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
CME Group, Inc.	8,404	$ 4,314
Deutsche Boerse AG	17,285	2,739
		44,403
Insurance - 6.3%
ACE Ltd.	204,000	11,473
AFLAC, Inc.	96,400	6,016
American International Group, Inc.	828,171	38,808
Berkshire Hathaway, Inc. Class A (a)	95	13,300
Everest Re Group Ltd.	61,800	5,987
Fidelity National Financial, Inc. Class A	340,200	5,991
Hartford Financial Services Group, Inc.	138,900	9,709
Loews Corp.	77,600	3,247
MBIA, Inc.	84,300	1,093
National Financial Partners Corp.	124,380	2,957
Prudential Financial, Inc.	107,800	7,866
W.R. Berkley Corp.	31,750	914
		107,361
Real Estate Investment Trusts - 0.6%
Annaly Capital Management, Inc.	517,800	10,713
Thrifts & Mortgage Finance - 0.3%
Freddie Mac (d)	108,300	2,727
Hudson City Bancorp, Inc.	88,200	1,400
		4,127
TOTAL FINANCIALS		269,598
HEALTH CARE - 11.5%
Biotechnology - 2.1%
Amgen, Inc. (a)	52,400	2,385
Biogen Idec, Inc. (a)	94,900	5,538
Celgene Corp. (a)	124,900	7,041
Cephalon, Inc. (a)	79,900	4,821
Genentech, Inc. (a)	84,000	6,363
Gilead Sciences, Inc. (a)	113,180	5,356
PDL BioPharma, Inc. (a)	304,700	4,869
		36,373
Health Care Equipment & Supplies - 3.7%
Alcon, Inc.	23,600	3,416
American Medical Systems Holdings, Inc. (a)	206,854	3,018
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Baxter International, Inc.	77,800	$ 4,592
Becton, Dickinson & Co.	163,000	14,738
C.R. Bard, Inc.	81,500	7,725
Cooper Companies, Inc.	38,800	1,327
Covidien Ltd.	241,455	10,332
Medtronic, Inc.	204,500	10,094
Mindray Medical International Ltd. sponsored ADR	39,300	1,442
St. Jude Medical, Inc. (a)	143,100	6,150
		62,834
Health Care Providers & Services - 2.2%
Cardinal Health, Inc.	75,193	4,447
Health Net, Inc. (a)	71,500	3,142
Henry Schein, Inc. (a)	212,895	12,735
I-trax, Inc. (a)	321,311	1,285
Medco Health Solutions, Inc. (a)	148,200	6,567
Tenet Healthcare Corp. (a)	443,100	2,131
UnitedHealth Group, Inc.	142,500	6,623
		36,930
Life Sciences Tools & Services - 0.1%
Affymetrix, Inc. (a)	90,300	1,732
Pharmaceuticals - 3.4%
Abbott Laboratories	127,600	6,833
Allergan, Inc.	73,900	4,377
Johnson & Johnson	170,200	10,546
Merck & Co., Inc.	330,700	14,650
Pfizer, Inc.	98,200	2,188
Roche Holding AG (participation certificate)	27,085	5,319
Schering-Plough Corp.	299,700	6,503
Wyeth	155,520	6,784
		57,200
TOTAL HEALTH CARE		195,069
INDUSTRIALS - 14.4%
Aerospace & Defense - 4.7%
General Dynamics Corp.	157,300	12,875
Hexcel Corp. (a)	198,100	4,000
Honeywell International, Inc.	374,200	21,531
Lockheed Martin Corp.	67,800	6,997
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Precision Castparts Corp.	52,400	$ 5,784
United Technologies Corp.	411,300	29,001
		80,188
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	117,800	5,981
FedEx Corp.	81,200	7,156
		13,137
Airlines - 0.5%
Continental Airlines, Inc. Class B (a)	136,280	3,295
Delta Air Lines, Inc. (a)	129,500	1,729
UAL Corp.	137,300	4,160
		9,184
Commercial Services & Supplies - 0.2%
Manpower, Inc.	63,950	3,626
Electrical Equipment - 1.4%
Alstom SA	29,500	6,199
Evergreen Solar, Inc. (a)(d)	365,400	3,511
Gamesa Corporacion Tecnologica, SA	88,500	3,604
Q-Cells AG (a)	25,400	2,041
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	94,900	3,527
Vestas Wind Systems AS (a)	44,400	4,501
		23,383
Industrial Conglomerates - 3.6%
General Electric Co.	1,093,300	36,232
McDermott International, Inc. (a)	206,500	10,783
Siemens AG sponsored ADR	59,200	7,557
Tyco International Ltd.	155,800	6,241
		60,813
Machinery - 1.9%
Caterpillar, Inc.	134,700	9,743
Danaher Corp.	145,800	10,811
Eaton Corp.	135,900	10,958
		31,512
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 1.3%
Landstar System, Inc.	173,800	$ 8,061
Union Pacific Corp.	110,700	13,811
		21,872
TOTAL INDUSTRIALS		243,715
INFORMATION TECHNOLOGY - 17.5%
Communications Equipment - 5.1%
Cisco Systems, Inc. (a)	1,840,500	44,853
Comverse Technology, Inc. (a)	258,935	4,265
Corning, Inc.	555,000	12,893
Harris Corp.	129,000	6,299
Infinera Corp.	36,700	429
Juniper Networks, Inc. (a)	181,500	4,868
Motorola, Inc.	211,000	2,104
Nokia Corp. sponsored ADR	59,100	2,128
QUALCOMM, Inc.	106,800	4,525
Research In Motion Ltd. (a)	31,800	3,301
		85,665
Computers & Peripherals - 2.2%
Apple, Inc. (a)	61,327	7,667
EMC Corp. (a)	85,000	1,321
Hewlett-Packard Co.	602,100	28,762
		37,750
Electronic Equipment & Instruments - 0.1%
Agilent Technologies, Inc. (a)	61,253	1,875
Internet Software & Services - 1.7%
CMGI, Inc. (a)	170,960	1,964
eBay, Inc. (a)	200,750	5,292
Google, Inc. Class A (sub. vtg.) (a)	31,105	14,656
Move, Inc. (a)	641,673	1,611
Yahoo!, Inc. (a)	213,100	5,920
		29,443
IT Services - 1.0%
Paychex, Inc.	148,400	4,669
Satyam Computer Services Ltd. sponsored ADR	202,900	5,068
The Western Union Co.	302,200	6,286
		16,023
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.2%
Canon, Inc.	82,300	$ 3,692
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Micro Devices, Inc. (a)	278,800	2,010
Applied Materials, Inc.	987,082	18,922
ARM Holdings PLC sponsored ADR	254,400	1,371
Broadcom Corp. Class A (a)	2,400	45
FormFactor, Inc. (a)	71,100	1,275
Infineon Technologies AG sponsored ADR (a)	86,800	700
Intel Corp.	261,500	5,217
Intersil Corp. Class A	112,500	2,618
KLA-Tencor Corp.	105,700	4,440
Lam Research Corp. (a)	91,900	3,698
Marvell Technology Group Ltd. (a)	152,837	1,729
National Semiconductor Corp.	233,800	3,851
Samsung Electronics Co. Ltd.	6,090	3,570
Xilinx, Inc.	233,900	5,230
		54,676
Software - 4.0%
Adobe Systems, Inc. (a)	137,400	4,624
Electronic Arts, Inc. (a)	81,100	3,835
Gameloft (a)	77,000	329
Microsoft Corp.	1,644,400	44,761
Nintendo Co. Ltd.	3,000	1,498
Oracle Corp. (a)	509,800	9,584
Quest Software, Inc. (a)	231,110	3,289
		67,920
TOTAL INFORMATION TECHNOLOGY		297,044
MATERIALS - 3.1%
Chemicals - 1.8%
Albemarle Corp.	104,100	3,950
Dow Chemical Co.	62,000	2,337
Monsanto Co.	104,180	12,052
Praxair, Inc.	146,100	11,729
		30,068
Metals & Mining - 1.3%
Alcoa, Inc.	239,600	8,899
Barrick Gold Corp.	139,300	7,248
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Goldcorp, Inc.	42,200	$ 1,822
Titanium Metals Corp.	225,164	4,643
		22,612
TOTAL MATERIALS		52,680
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	865,600	30,149
Level 3 Communications, Inc. (a)	1,038,700	2,316
Qwest Communications International, Inc.	64,600	349
Verizon Communications, Inc.	261,200	9,487
		42,301
Wireless Telecommunication Services - 0.7%
American Tower Corp. Class A (a)	252,200	9,695
Clearwire Corp. (d)	107,600	1,507
		11,202
TOTAL TELECOMMUNICATION SERVICES		53,503
UTILITIES - 1.3%
Electric Utilities - 1.2%
Exelon Corp.	279,800	20,943
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc. (a)	42,200	1,742
TOTAL UTILITIES		22,685
TOTAL COMMON STOCKS (Cost $1,517,858)		1,612,547
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 2.19% to 2.92% 3/6/08 to 4/17/08 (e) (Cost $2,348)	$ 2,350	2,348
Money Market Funds - 7.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 3.24% (b)	107,695,561	$ 107,696
Fidelity Securities Lending Cash Central Fund, 3.25% (b)(c)	10,317,288	10,317
TOTAL MONEY MARKET FUNDS (Cost $118,013)		118,013
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $1,638,219)		1,732,908
NET OTHER ASSETS - (2.2)%		(36,678)
NET ASSETS - 100%		$ 1,696,230
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
514 S&P 500 E-Mini Index Contracts	March 2008	$ 34,214	$ (1,176)
The face value of futures purchased as a percentage of net assets - 2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,348.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 884
Fidelity Securities Lending Cash Central Fund	40
Total	$ 924
Other Information

The following is a summary of the inputs used, as of February 29, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,732,908	$ 1,691,341	$ 41,567	$ 0
Other Financial Instruments*	$ (1,176)	$ (1,176)	$ 0	$ 0
*Other financial instruments include futures.
Income Tax Information

At February 29, 2008, the aggregate cost of investment securities for income tax purposes was $1,650,298,000. Net unrealized appreciation aggregated $82,610,000, of which $193,444,000 related to appreciated investment securities and $110,834,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Growth
Opportunities Fund
Class A
Class T
Class B
Class C
Institutional Class

February 29, 2008

1.797926.104

GO-QTLY-0408

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 3.3%
Hotels, Restaurants & Leisure - 2.1%
Las Vegas Sands Corp. (a)	581,700	$ 48,456
Life Time Fitness, Inc. (a)	82,000	2,383
Pinnacle Entertainment, Inc. (a)	164,200	2,571
		53,410
Internet & Catalog Retail - 0.0%
B2W Companhia Global Do Varejo	17,100	716
Specialty Retail - 0.5%
Gamestop Corp. Class A (a)	226,800	9,607
J. Crew Group, Inc. (a)	7,100	284
Zumiez, Inc. (a)(d)	148,293	2,607
		12,498
Textiles, Apparel & Luxury Goods - 0.7%
Lululemon Athletica, Inc.	441,500	11,876
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	107,500	3,958
		15,834
TOTAL CONSUMER DISCRETIONARY		82,458
CONSUMER STAPLES - 1.8%
Food & Staples Retailing - 1.8%
CVS Caremark Corp.	1,129,600	45,613
ENERGY - 24.3%
Energy Equipment & Services - 6.1%
Diamond Offshore Drilling, Inc.	38,300	4,628
FMC Technologies, Inc. (a)	204,670	11,597
Grant Prideco, Inc. (a)	156,500	7,899
National Oilwell Varco, Inc. (a)	642,795	40,046
Pride International, Inc. (a)	209,600	7,428
Schlumberger Ltd. (NY Shares)	338,100	29,229
Transocean, Inc. (a)	335,250	47,106
Weatherford International Ltd. (a)	76,000	5,238
		153,171
Oil, Gas & Consumable Fuels - 18.2%
Cabot Oil & Gas Corp.	84,400	4,199
Chesapeake Energy Corp.	720,742	32,592
EOG Resources, Inc.	429,600	51,118
Frontier Oil Corp.	89,200	3,185
Goodrich Petroleum Corp. (a)(d)	163,500	3,945
Noble Energy, Inc.	36,900	2,856
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp.	164,200	$ 12,704
Peabody Energy Corp.	595,999	33,745
Petroplus Holdings AG (a)	88,616	5,884
Quicksilver Resources, Inc. (a)	519,815	17,882
SandRidge Energy, Inc.	14,000	527
Southwestern Energy Co. (a)	430,922	28,109
Tesoro Corp.	285,600	10,607
Ultra Petroleum Corp. (a)	1,007,800	79,082
Valero Energy Corp.	2,511,039	145,063
Williams Companies, Inc.	123,100	4,434
XTO Energy, Inc.	307,800	18,994
		454,926
TOTAL ENERGY		608,097
FINANCIALS - 10.9%
Capital Markets - 4.4%
Ashmore Group plc	6,694,800	35,026
EFG International	61,050	2,051
Fortress Investment Group LLC (d)	111,098	1,555
Goldman Sachs Group, Inc.	13,535	2,296
Greenhill & Co., Inc. (d)	297,100	19,314
Indiabulls Securities Ltd. (a)(f)	81,761	414
Lazard Ltd. Class A	284,400	10,861
Lehman Brothers Holdings, Inc.	422,718	21,554
MF Global Ltd.	972,025	17,059
		110,130
Diversified Financial Services - 6.3%
Apollo Global Management LLC (a)(e)	488,100	7,077
Bolsa de Mercadorias & Futuros - BM&F SA	3,970,500	42,990
Bovespa Holding SA	1,507,000	24,008
CME Group, Inc.	56,745	29,127
Deutsche Boerse AG	90,200	14,296
Indiabulls Financial Services Ltd.	81,761	1,230
JSE Ltd.	816,955	7,564
NETeller PLC (a)	795,852	1,024
Oaktree Capital Group LLC (e)	1,150,000	29,900
		157,216
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.2%
Country Garden Holdings Co. Ltd.	1,655,000	$ 1,529
Indiabulls Real Estate Ltd. (a)	245,281	3,839
		5,368
TOTAL FINANCIALS		272,714
HEALTH CARE - 3.9%
Biotechnology - 1.8%
Amylin Pharmaceuticals, Inc. (a)	192,600	5,098
Celgene Corp. (a)	140,035	7,894
CSL Ltd.	46,871	1,572
Cubist Pharmaceuticals, Inc. (a)	147,700	2,688
Gilead Sciences, Inc. (a)	508,100	24,043
NeurogesX, Inc.	578,500	2,557
Vertex Pharmaceuticals, Inc. (a)	97,200	1,701
		45,553
Health Care Equipment & Supplies - 0.8%
C.R. Bard, Inc.	130,300	12,351
Covidien Ltd.	164,017	7,018
Inverness Medical Innovations, Inc. (a)	16,400	478
		19,847
Health Care Technology - 0.2%
Cerner Corp. (a)	104,900	4,558
Life Sciences Tools & Services - 0.5%
Exelixis, Inc. (a)	423,700	2,703
PerkinElmer, Inc.	451,100	11,196
		13,899
Pharmaceuticals - 0.6%
Abbott Laboratories	81,900	4,386
Allergan, Inc.	164,000	9,714
		14,100
TOTAL HEALTH CARE		97,957
INDUSTRIALS - 5.0%
Aerospace & Defense - 0.3%
Lockheed Martin Corp.	81,900	8,452
Airlines - 0.7%
AMR Corp. (a)	136,600	1,750
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc. (a)	471,147	$ 6,290
Northwest Airlines Corp. (a)	451,390	6,062
US Airways Group, Inc. (a)	205,700	2,551
		16,653
Commercial Services & Supplies - 0.0%
EnergySolutions, Inc.	17,700	386
Construction & Engineering - 2.5%
Fluor Corp.	395,400	55,059
Quanta Services, Inc. (a)	81,559	1,948
Shaw Group, Inc. (a)	81,800	5,266
		62,273
Electrical Equipment - 1.3%
First Solar, Inc. (a)	78,000	16,006
JA Solar Holdings Co. Ltd. ADR	123,100	1,759
Nexans SA	12,600	1,376
Prysmian SpA	46,100	901
Sunpower Corp. Class A (a)(d)	85,200	5,599
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	90,300	3,356
Suzlon Energy Ltd.	418,595	2,912
		31,909
Machinery - 0.2%
Sulzer AG (Reg.)	4,094	4,700
TOTAL INDUSTRIALS		124,373
INFORMATION TECHNOLOGY - 41.0%
Communications Equipment - 6.6%
Ciena Corp. (a)	346,100	8,940
Cisco Systems, Inc. (a)	221,300	5,393
Infinera Corp.	7,800	91
Juniper Networks, Inc. (a)	381,820	10,240
Nokia Corp. sponsored ADR	54,000	1,945
QUALCOMM, Inc.	189,600	8,033
Research In Motion Ltd. (a)	1,260,190	130,808
		165,450
Computers & Peripherals - 3.7%
Apple, Inc. (a)	465,058	58,142
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
EMC Corp. (a)	393,100	$ 6,109
Hewlett-Packard Co.	592,147	28,287
		92,538
Internet Software & Services - 13.5%
Akamai Technologies, Inc. (a)	226,500	7,964
Baidu.com, Inc. sponsored ADR (a)(d)	61,600	15,482
eBay, Inc. (a)	1,120,871	29,546
Google, Inc. Class A (sub. vtg.) (a)	544,166	256,405
NHN Corp. (a)	2,532	562
Yahoo!, Inc. (a)	1,066,800	29,636
		339,595
IT Services - 7.1%
Cognizant Technology Solutions Corp. Class A (a)	4,602,366	139,037
Genpact Ltd.	537,600	8,198
Satyam Computer Services Ltd. sponsored ADR	1,228,600	30,690
		177,925
Semiconductors & Semiconductor Equipment - 1.2%
Broadcom Corp. Class A (a)	245,600	4,644
Marvell Technology Group Ltd. (a)	1,132,900	12,813
MEMC Electronic Materials, Inc. (a)	155,900	11,892
		29,349
Software - 8.9%
BladeLogic, Inc.	2,300	44
Electronic Arts, Inc. (a)	784,981	37,122
Nintendo Co. Ltd.	269,800	134,684
Quality Systems, Inc. (d)	184,963	6,026
Salesforce.com, Inc. (a)	108,000	6,450
VMware, Inc. Class A (d)	676,038	39,663
		223,989
TOTAL INFORMATION TECHNOLOGY		1,028,846
MATERIALS - 5.3%
Chemicals - 4.0%
Monsanto Co.	759,600	87,871
The Mosaic Co. (a)	122,900	13,679
		101,550
Metals & Mining - 1.3%
ArcelorMittal SA (NY Reg.) Class A	403,500	30,674
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Central African Mining & Exploration Co. PLC (a)	42,200	$ 45
Rautaruukki Oyj (K Shares)	41,200	1,796
		32,515
TOTAL MATERIALS		134,065
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	694,351	24,184
Wireless Telecommunication Services - 2.3%
America Movil SAB de CV Series L sponsored ADR	506,100	30,599
Bharti Airtel Ltd. (a)	747,858	15,280
China Mobile (Hong Kong) Ltd. sponsored ADR	38,900	2,903
NII Holdings, Inc. (a)	244,687	9,721
		58,503
TOTAL TELECOMMUNICATION SERVICES		82,687
UTILITIES - 0.3%
Electric Utilities - 0.1%
Public Power Corp. of Greece	81,900	3,478
Multi-Utilities - 0.2%
Wisconsin Energy Corp.	82,000	3,577
TOTAL UTILITIES		7,055
TOTAL COMMON STOCKS (Cost $2,353,240)		2,483,865
Money Market Funds - 5.8%

Fidelity Cash Central Fund, 3.24% (b)	101,181,468	101,181
Fidelity Securities Lending Cash Central Fund, 3.25% (b)(c)	44,626,399	44,626
TOTAL MONEY MARKET FUNDS (Cost $145,807)		145,807
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $2,499,047)		2,629,672
NET OTHER ASSETS - (4.9)%		(122,468)
NET ASSETS - 100%		$ 2,507,204
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,977,000 or 1.5% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $414,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Indiabulls Securities Ltd.	12/14/07	$ 426
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 246
Fidelity Securities Lending Cash Central Fund	416
Total	$ 662
Other Information

The following is a summary of the inputs used, as of February 29, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,629,672	$ 2,389,509	$ 239,749	$ 414
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities (Amounts in thousands)
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(12)
Cost of Purchases	426
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 414

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At February 29, 2008, the aggregate cost of investment securities for income tax purposes was $2,504,050,000. Net unrealized appreciation aggregated $125,622,000, of which $393,401,000 related to appreciated investment securities and $267,779,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Large Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

February 29, 2008

1.797927.104

LC-QTLY-0408

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 9.7%
Auto Components - 0.3%
Gentex Corp.	75,900	$ 1,223,508
Johnson Controls, Inc.	52,500	1,725,150
		2,948,658
Automobiles - 0.1%
Fiat SpA	62,700	1,323,888
Distributors - 0.4%
Li & Fung Ltd.	1,382,000	5,026,836
Household Durables - 2.7%
Centex Corp.	536,100	11,896,059
KB Home	690,998	16,535,582
Pulte Homes, Inc.	191,200	2,588,848
Toll Brothers, Inc. (a)	70,300	1,491,063
		32,511,552
Media - 2.5%
E.W. Scripps Co. Class A	78,400	3,274,768
Focus Media Holding Ltd. ADR (a)(f)	103,600	5,218,332
Grupo Televisa SA de CV (CPO) sponsored ADR	114,000	2,508,000
McGraw-Hill Companies, Inc.	55,700	2,279,801
The Walt Disney Co.	62,900	2,038,589
Time Warner, Inc.	888,900	13,875,729
		29,195,219
Multiline Retail - 0.4%
Target Corp.	100,800	5,303,088
Specialty Retail - 3.1%
Home Depot, Inc.	398,300	10,574,865
Lowe's Companies, Inc.	138,400	3,317,448
OfficeMax, Inc.	34,359	730,816
Staples, Inc.	952,275	21,188,119
Zumiez, Inc. (a)	77,900	1,369,482
		37,180,730
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp. (a)	17,607	1,948,038
TOTAL CONSUMER DISCRETIONARY		115,438,009
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 3.6%
Beverages - 0.3%
Coca-Cola Femsa SA de CV sponsored ADR	38,300	$ 2,008,452
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	30,188	1,315,895
		3,324,347
Food & Staples Retailing - 0.7%
CVS Caremark Corp.	163,000	6,581,940
Sysco Corp.	65,600	1,840,736
		8,422,676
Food Products - 2.2%
Groupe Danone	126,100	9,678,175
Nestle SA (Reg.)	28,011	13,333,236
Wimm-Bill-Dann Foods OJSC sponsored ADR	9,400	989,444
Wm. Wrigley Jr. Co.	42,000	2,514,120
		26,514,975
Household Products - 0.3%
Procter & Gamble Co.	55,800	3,692,844
Tobacco - 0.1%
Souza Cruz Industria Comerico	50,700	1,482,290
TOTAL CONSUMER STAPLES		43,437,132
ENERGY - 10.5%
Energy Equipment & Services - 1.7%
Diamond Offshore Drilling, Inc.	28,200	3,407,406
National Oilwell Varco, Inc. (a)	31,500	1,962,450
Schlumberger Ltd. (NY Shares)	104,800	9,059,960
Smith International, Inc.	22,700	1,430,781
Transocean, Inc. (a)	28,602	4,018,867
		19,879,464
Oil, Gas & Consumable Fuels - 8.8%
Canadian Natural Resources Ltd.	19,000	1,424,155
Chesapeake Energy Corp.	135,300	6,118,266
ConocoPhillips	146,700	12,133,557
EOG Resources, Inc.	87,600	10,423,524
Forest Oil Corp. (a)	87,900	4,336,107
Hess Corp.	47,000	4,379,460
Occidental Petroleum Corp.	69,000	5,338,530
Petroplus Holdings AG (a)	33,333	2,213,119
Plains Exploration & Production Co. (a)	124,200	6,706,800
Quicksilver Resources, Inc. (a)	235,900	8,114,960
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Range Resources Corp.	212,200	$ 12,982,396
Southwestern Energy Co. (a)	42,500	2,772,275
Suncor Energy, Inc.	24,300	2,506,428
Ultra Petroleum Corp. (a)	136,600	10,719,002
Valero Energy Corp.	195,700	11,305,589
XTO Energy, Inc.	57,100	3,523,641
		104,997,809
TOTAL ENERGY		124,877,273
FINANCIALS - 19.4%
Capital Markets - 5.7%
AllianceBernstein Holding LP	27,900	1,731,195
Ashmore Group plc	584,100	3,055,901
Bank of New York Mellon Corp.	133,165	5,841,949
Goldman Sachs Group, Inc.	42,200	7,158,386
Greenhill & Co., Inc.	37,000	2,405,370
Julius Baer Holding AG	31,288	2,310,228
Lehman Brothers Holdings, Inc.	446,300	22,756,837
Merrill Lynch & Co., Inc.	168,800	8,365,728
Morgan Stanley	8,300	349,596
State Street Corp.	137,263	10,782,009
T. Rowe Price Group, Inc.	55,805	2,819,827
		67,577,026
Commercial Banks - 2.3%
East West Bancorp, Inc.	30,876	580,778
Erste Bank AG	133,426	7,719,529
Standard Chartered PLC (United Kingdom)	208,948	6,883,858
Wachovia Corp.	416,300	12,747,106
		27,931,271
Consumer Finance - 0.8%
Capital One Financial Corp. (f)	135,000	6,214,050
SLM Corp.	146,500	2,872,865
		9,086,915
Diversified Financial Services - 6.4%
Bank of America Corp.	474,100	18,840,734
Bolsa de Mercadorias & Futuros - BM&F SA	438,700	4,749,909
Bovespa Holding SA	251,000	3,998,702
Citigroup, Inc.	1,107,053	26,248,227
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Deutsche Boerse AG	26,900	$ 4,263,374
JPMorgan Chase & Co.	370,121	15,045,419
JSE Ltd.	344,900	3,193,320
		76,339,685
Insurance - 2.8%
American International Group, Inc.	700,125	32,807,858
LandAmerica Financial Group, Inc. (f)	33,700	1,240,834
		34,048,692
Real Estate Investment Trusts - 0.0%
General Growth Properties, Inc.	19,800	699,138
Real Estate Management & Development - 0.9%
CB Richard Ellis Group, Inc. Class A (a)	511,700	10,264,702
Thrifts & Mortgage Finance - 0.5%
Fannie Mae	205,600	5,684,840
TOTAL FINANCIALS		231,632,269
HEALTH CARE - 13.8%
Biotechnology - 4.1%
Alnylam Pharmaceuticals, Inc. (a)	232,400	6,600,160
Amgen, Inc. (a)	144,800	6,591,296
Cephalon, Inc. (a)	138,575	8,361,616
Cougar Biotechnology, Inc. (a)	21,400	569,454
CSL Ltd.	241,101	8,086,392
Genentech, Inc. (a)	125,600	9,514,200
MannKind Corp. (a)	157,127	1,110,888
Myriad Genetics, Inc. (a)	153,875	5,696,453
Vertex Pharmaceuticals, Inc. (a)	143,400	2,509,500
		49,039,959
Health Care Equipment & Supplies - 4.4%
Alcon, Inc.	16,000	2,315,680
Beckman Coulter, Inc.	73,800	4,981,500
C.R. Bard, Inc.	66,000	6,256,140
Gen-Probe, Inc. (a)	58,212	2,783,116
Inverness Medical Innovations, Inc. (a)(f)	1,154,755	33,661,094
Sonova Holding AG	30,758	2,915,204
		52,912,734
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 0.5%
UnitedHealth Group, Inc.	133,400	$ 6,200,432
Life Sciences Tools & Services - 0.7%
QIAGEN NV (a)	376,600	8,281,434
Pharmaceuticals - 4.1%
Allergan, Inc.	132,104	7,824,520
BioMimetic Therapeutics, Inc. (a)	159,600	2,192,904
Elan Corp. PLC sponsored ADR (a)	165,700	3,772,989
Johnson & Johnson	287,800	17,832,088
Merck & Co., Inc.	221,372	9,806,780
Schering-Plough Corp.	257,700	5,592,090
Sirtris Pharmaceuticals, Inc. (f)	146,247	1,746,189
		48,767,560
TOTAL HEALTH CARE		165,202,119
INDUSTRIALS - 18.8%
Aerospace & Defense - 4.4%
General Dynamics Corp.	64,800	5,303,880
Honeywell International, Inc.	777,200	44,720,088
Spirit AeroSystems Holdings, Inc. Class A (a)	81,500	2,202,130
		52,226,098
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	17,000	863,090
FedEx Corp.	16,000	1,410,080
United Parcel Service, Inc. Class B	56,100	3,940,464
		6,213,634
Commercial Services & Supplies - 2.0%
Avery Dennison Corp.	90,800	4,659,856
Corporate Executive Board Co.	84,700	3,439,667
CoStar Group, Inc. (a)	66,112	2,744,970
Fuel Tech, Inc. (a)(f)	118,400	2,376,288
Healthcare Services Group, Inc.	286,928	5,675,436
Herman Miller, Inc.	37,100	1,106,693
Intertek Group PLC	97,558	1,730,506
Robert Half International, Inc.	101,800	2,743,510
		24,476,926
Electrical Equipment - 2.8%
ABB Ltd. sponsored ADR	80,500	2,015,720
Alstom SA	27,600	5,799,829
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Cooper Industries Ltd. Class A	76,400	$ 3,203,452
Evergreen Solar, Inc. (a)(f)	598,535	5,751,921
Q-Cells AG (a)	50,800	4,081,216
Renewable Energy Corp. AS (a)	121,400	2,969,086
SolarWorld AG	89,600	4,062,897
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	135,943	5,053,001
		32,937,122
Industrial Conglomerates - 6.6%
General Electric Co.	2,039,300	67,582,398
Siemens AG sponsored ADR	83,500	10,659,610
		78,242,008
Machinery - 1.8%
Cummins, Inc.	34,900	1,758,262
Danaher Corp.	45,600	3,381,240
Eaton Corp.	21,200	1,709,356
Illinois Tool Works, Inc.	126,300	6,197,541
Middleby Corp. (a)	31,005	2,108,340
NGK Insulators Ltd.	163,000	3,701,390
SPX Corp.	27,800	2,843,940
		21,700,069
Road & Rail - 0.6%
Landstar System, Inc.	58,000	2,690,040
Ryder System, Inc.	84,998	4,896,735
		7,586,775
Trading Companies & Distributors - 0.1%
Watsco, Inc.	36,600	1,390,800
TOTAL INDUSTRIALS		224,773,432
INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 4.0%
Cisco Systems, Inc. (a)	1,127,000	27,464,990
Corning, Inc.	411,150	9,551,015
Juniper Networks, Inc. (a)	249,508	6,691,805
Nice Systems Ltd. sponsored ADR (a)	107,700	3,476,556
		47,184,366
Computers & Peripherals - 2.9%
Apple, Inc. (a)	61,800	7,726,236
EMC Corp. (a)	554,700	8,620,038
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Hewlett-Packard Co.	305,000	$ 14,569,850
NCR Corp. (a)	185,000	4,099,600
		35,015,724
Electronic Equipment & Instruments - 1.2%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	691,000	4,122,589
Ibiden Co. Ltd.	85,000	4,058,816
Motech Industries, Inc.	749,238	5,055,631
Motech Industries, Inc. GDR (a)(g)	108,825	753,065
		13,990,101
Internet Software & Services - 1.4%
Google, Inc. Class A (sub. vtg.) (a)	32,450	15,289,791
ValueClick, Inc. (a)	63,500	1,226,185
		16,515,976
IT Services - 2.2%
Cognizant Technology Solutions Corp. Class A (a)	341,600	10,319,736
Paychex, Inc.	155,500	4,892,030
Satyam Computer Services Ltd. sponsored ADR	212,200	5,300,756
The Western Union Co.	282,200	5,869,760
		26,382,282
Semiconductors & Semiconductor Equipment - 2.9%
ARM Holdings PLC sponsored ADR	552,000	2,975,280
ASML Holding NV (NY Shares) (a)	93,000	2,239,440
Broadcom Corp. Class A (a)	115,800	2,189,778
Cymer, Inc. (a)	63,200	1,790,456
FormFactor, Inc. (a)	41,900	751,267
Intel Corp.	802,394	16,007,760
National Semiconductor Corp.	213,300	3,513,051
Taiwan Semiconductor Manufacturing Co. Ltd.	1,559,758	3,047,055
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	129,870	1,264,934
Texas Instruments, Inc.	24,100	722,036
		34,501,057
Software - 2.7%
Activision, Inc. (a)	215,800	5,880,550
Adobe Systems, Inc. (a)	91,700	3,085,705
Autonomy Corp. PLC (a)	91,200	1,696,391
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp.	610,838	$ 16,627,010
Nintendo Co. Ltd.	10,000	4,992,000
		32,281,656
TOTAL INFORMATION TECHNOLOGY		205,871,162
MATERIALS - 1.3%
Chemicals - 1.0%
Albemarle Corp.	218,500	8,289,890
Nalco Holding Co.	145,500	3,142,800
		11,432,690
Metals & Mining - 0.3%
Alcoa, Inc.	106,700	3,962,838
TOTAL MATERIALS		15,395,528
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	228,100	7,944,723
Verizon Communications, Inc.	369,200	13,409,344
		21,354,067
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	88,000	3,382,720
TOTAL TELECOMMUNICATION SERVICES		24,736,787
UTILITIES - 1.8%
Electric Utilities - 0.3%
Great Plains Energy, Inc.	164,000	4,170,520
Independent Power Producers & Energy Traders - 1.4%
AES Corp. (a)	190,300	3,421,594
Calpine Corp. (a)(f)	96,765	1,826,923
Clipper Windpower PLC (a)	250,500	2,941,786
Constellation Energy Group, Inc.	40,300	3,560,505
NRG Energy, Inc. (a)	124,001	5,117,521
		16,868,329
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.1%
Public Service Enterprise Group, Inc.	13,600	$ 599,760
TOTAL UTILITIES		21,638,609
TOTAL COMMON STOCKS (Cost $1,174,014,385)		1,173,002,320
Convertible Bonds - 0.2%
	Principal Amount
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Ford Motor Co. 4.25% 12/15/36	$ 1,120,000	1,082,704
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
Calpine Corp.:
6% 9/30/14 (d)(e)	1,480,000	185,000
7.75% 6/1/15 (d)	3,200,000	1,088,000
		1,273,000
TOTAL CONVERTIBLE BONDS (Cost $3,282,055)		2,355,704
Money Market Funds - 2.2%
	Shares
Fidelity Cash Central Fund, 3.24% (b)	7,764,633	7,764,633
Fidelity Securities Lending Cash Central Fund, 3.25% (b)(c)	18,056,425	18,056,425
TOTAL MONEY MARKET FUNDS (Cost $25,821,058)		25,821,058
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,203,117,498)		1,201,179,082
NET OTHER ASSETS - (0.7)%		(7,975,866)
NET ASSETS - 100%		$ 1,193,203,216
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $753,065 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 162,314
Fidelity Securities Lending Cash Central Fund	96,903
Total	$ 259,217
Other Information

The following is a summary of the inputs used, as of February 29, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,201,179,082	$ 1,079,808,061	$ 120,098,021	$ 1,273,000
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(966,646)
Cost of Purchases	-
Proceeds of Sales	(2,177,590)
Amortization/Accretion	(1,364)
Transfer in/out of Level 3	4,418,600
Ending Balance	$ 1,273,000

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At February 29, 2008, the aggregate cost of investment securities for income tax purposes was $1,210,630,393. Net unrealized depreciation aggregated $9,451,311, of which $122,382,499 related to appreciated investment securities and $131,833,810 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Leveraged
Company Stock Fund
Class A
Class T
Class B
Class C
Institutional Class

February 29, 2008

1.797936.104

ALSF-QTLY-0408

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.3%
Auto Components - 0.7%
IdleAire Technologies Corp. warrants 12/15/15 (a)(f)	6,120	$ 6
Tenneco, Inc. (a)	353,300	8,921
The Goodyear Tire & Rubber Co. (a)	255,000	6,911
TRW Automotive Holdings Corp. (a)	283,200	6,253
WABCO Holdings, Inc.	193,300	8,076
		30,167
Diversified Consumer Services - 2.8%
Carriage Services, Inc. Class A (a)	36,900	292
Regis Corp.	180,054	4,510
Service Corp. International	9,900,099	106,921
Stewart Enterprises, Inc. Class A	1,986,922	11,862
		123,585
Hotels, Restaurants & Leisure - 0.4%
Bally Technologies, Inc. (a)	329,640	12,497
Six Flags, Inc. (a)	1,179,000	2,323
The Steak n Shake Co. (a)	253,100	2,111
		16,931
Household Durables - 0.3%
Lennar Corp. Class A (e)	516,600	9,614
Sealy Corp., Inc. (e)	200,000	1,822
		11,436
Internet & Catalog Retail - 0.0%
Audible, Inc. (a)	150,000	1,718
Leisure Equipment & Products - 0.1%
Callaway Golf Co.	455,273	6,938
Media - 1.4%
Cablevision Systems Corp. - NY Group Class A (a)	330,300	8,849
Charter Communications, Inc. Class A (a)(e)	6,862,300	6,602
Cinemark Holdings, Inc.	726,803	10,495
Comcast Corp. Class A	184,300	3,601
Gray Television, Inc.	1,348,792	7,823
Knology, Inc. (a)	49,885	610
Liberty Global, Inc. Class A (a)	263,846	9,921
LodgeNet Entertainment Corp. (a)(e)	11,800	110
Nexstar Broadcasting Group, Inc. Class A (a)	819,700	6,066
RCN Corp.	353,500	3,924
Regal Entertainment Group Class A	100	2
Virgin Media, Inc.	403,030	6,045
		64,048
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.6%
Gamestop Corp. Class A (a)	199,200	$ 8,438
Gap, Inc.	87,400	1,763
Sally Beauty Holdings, Inc. (a)	1,303,600	9,973
The Pep Boys - Manny, Moe & Jack	557,108	6,373
		26,547
TOTAL CONSUMER DISCRETIONARY		281,370
CONSUMER STAPLES - 2.6%
Food & Staples Retailing - 1.1%
Koninklijke Ahold NV sponsored ADR	1,124,080	14,557
Kroger Co.	286,100	6,938
SUPERVALU, Inc.	1,031,900	27,087
		48,582
Food Products - 1.5%
Corn Products International, Inc.	480,830	17,651
Darling International, Inc. (a)	1,274,734	17,719
Dean Foods Co.	448,700	9,656
Kellogg Co.	15,100	766
Smithfield Foods, Inc. (a)	769,724	21,206
		66,998
Personal Products - 0.0%
Revlon, Inc. Class A (sub. vtg.) (a)	1,651,383	1,684
TOTAL CONSUMER STAPLES		117,264
ENERGY - 39.1%
Energy Equipment & Services - 9.2%
Basic Energy Services, Inc. (a)	85,700	1,813
Exterran Holdings, Inc. (a)	2,650,236	184,585
Grant Prideco, Inc. (a)	1,381,480	69,723
Grey Wolf, Inc. (a)	6,274,161	38,900
Hercules Offshore, Inc. (a)(e)	485,478	12,302
Nabors Industries Ltd. (a)	178,600	5,631
Noble Corp.	600,000	29,490
Oil States International, Inc. (a)	103,500	4,364
Parker Drilling Co. (a)	944,929	6,265
Petroleum Geo-Services ASA	739,200	17,732
Petroleum Geo-Services ASA sponsored ADR	263,844	6,411
Pride International, Inc. (a)	237,900	8,431
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Rowan Companies, Inc.	108,000	$ 4,353
Schoeller-Bleckmann Oilfield Equipment AG	200,000	17,565
		407,565
Oil, Gas & Consumable Fuels - 29.9%
Alpha Natural Resources, Inc. (a)	2,003,950	81,240
Anadarko Petroleum Corp.	157,452	10,036
Arch Coal, Inc.	311,745	15,927
Cabot Oil & Gas Corp.	321,600	16,000
Canadian Natural Resources Ltd.	50,000	3,748
Chesapeake Energy Corp. (e)	2,925,700	132,300
ConocoPhillips	187,564	15,513
CONSOL Energy, Inc.	300,000	22,794
Double Hull Tankers, Inc.	1,101,400	12,391
El Paso Corp.	6,578,000	107,221
EOG Resources, Inc.	165,400	19,681
Forest Oil Corp. (a)(e)	3,065,357	151,214
Frontier Oil Corp.	580,000	20,712
General Maritime Corp.	1,479,600	34,830
Mariner Energy, Inc. (a)	1,385,276	38,414
Massey Energy Co.	1,204,400	46,080
Nexen, Inc.	326,800	10,195
Occidental Petroleum Corp.	82,656	6,395
OPTI Canada, Inc. (a)	688,700	12,108
Overseas Shipholding Group, Inc.	1,429,500	89,658
Paladin Energy Ltd. (a)(e)	849,100	4,742
Patriot Coal Corp. (a)(e)	249,148	13,379
Peabody Energy Corp.	2,541,487	143,899
Petrohawk Energy Corp. (a)	1,749,828	31,637
Plains Exploration & Production Co. (a)	239,496	12,933
Range Resources Corp.	615,300	37,644
Ship Finance International Ltd.:
(Norway)	3,780	102
(NY Shares)	976,710	25,238
Stone Energy Corp. (a)	295,054	14,977
Teekay Corp.	1,803,700	77,523
Teekay Tankers Ltd.	37,700	637
Valero Energy Corp.	1,224,300	70,728
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Williams Companies, Inc.	924,800	$ 33,311
XTO Energy, Inc.	312,630	19,292
		1,332,499
TOTAL ENERGY		1,740,064
FINANCIALS - 0.8%
Capital Markets - 0.5%
Legg Mason, Inc.	346,800	22,903
Commercial Banks - 0.2%
PNC Financial Services Group, Inc.	122,700	7,537
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	265,100	5,318
Forestar Real Estate Group, Inc. (a)	27,800	678
		5,996
Thrifts & Mortgage Finance - 0.0%
Guaranty Financial Group, Inc. (a)	27,800	364
TOTAL FINANCIALS		36,800
HEALTH CARE - 5.3%
Biotechnology - 0.0%
Lexicon Pharmaceuticals, Inc. (a)	122,038	227
Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.	291,500	17,204
Beckman Coulter, Inc. (e)	155,900	10,523
Covidien Ltd.	286,325	12,252
Hospira, Inc. (a)	162,700	6,925
RTI Biologics, Inc. (a)	30,500	262
TomoTherapy, Inc. (e)	182,832	2,408
		49,574
Health Care Providers & Services - 4.2%
Community Health Systems, Inc. (a)	444,718	13,817
DaVita, Inc. (a)	1,317,500	65,388
ResCare, Inc. (a)	449,800	9,689
Rural/Metro Corp. (a)	343,733	928
Sun Healthcare Group, Inc. (a)	387,840	5,717
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Tenet Healthcare Corp. (a)(e)	15,695,348	$ 75,495
VCA Antech, Inc. (a)	454,800	14,604
		185,638
Pharmaceuticals - 0.0%
Salix Pharmaceuticals Ltd. (a)(e)	367,390	2,480
TOTAL HEALTH CARE		237,919
INDUSTRIALS - 14.4%
Aerospace & Defense - 1.1%
American Science & Engineering, Inc. (e)	141,609	7,670
Teledyne Technologies, Inc. (a)	352,300	15,642
United Technologies Corp.	390,650	27,545
		50,857
Air Freight & Logistics - 0.1%
Park-Ohio Holdings Corp. (a)	114,577	2,368
Airlines - 0.5%
AirTran Holdings, Inc. (a)	138,500	1,000
AMR Corp. (a)	288,770	3,699
Delta Air Lines, Inc. (a)	900,511	12,022
Northwest Airlines Corp. (a)	53,171	714
UAL Corp.	200,000	6,060
		23,495
Building Products - 2.0%
Armstrong World Industries, Inc. (a)	47,217	1,700
Lennox International, Inc. (e)	197,100	7,419
Owens Corning (a)(e)	2,814,219	53,076
Owens Corning warrants 10/31/13 (a)	193,400	387
Trane, Inc.	579,900	26,124
		88,706
Commercial Services & Supplies - 3.1%
Allied Waste Industries, Inc. (a)	3,362,000	34,763
Cenveo, Inc. (a)	2,186,400	32,883
Clean Harbors, Inc. (a)	209,300	12,876
Deluxe Corp.	128,800	2,683
Layne Christensen Co. (a)	42,048	1,684
Republic Services, Inc.	155,250	4,740
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
The Brink's Co.	322,100	$ 21,558
Waste Management, Inc.	876,000	28,759
		139,946
Construction & Engineering - 0.7%
Fluor Corp.	100,000	13,925
Foster Wheeler Ltd. (a)	249,800	16,349
Great Lakes Dredge & Dock Corp.	206,300	1,260
		31,534
Electrical Equipment - 1.4%
Acuity Brands, Inc.	200,000	8,882
Baldor Electric Co.	187,400	5,373
Belden, Inc.	673,934	26,486
Emerson Electric Co.	180,100	9,178
General Cable Corp. (a)	102,300	6,314
GrafTech International Ltd. (a)	184,813	2,961
Superior Essex, Inc. (a)	167,327	4,749
		63,943
Industrial Conglomerates - 0.2%
Tyco International Ltd.	165,825	6,643
Machinery - 2.9%
Accuride Corp. (a)	626,829	4,526
Badger Meter, Inc. (e)	188,146	7,182
Cummins, Inc.	718,000	36,173
Dover Corp.	343,500	14,259
Eaton Corp.	510,500	41,162
FreightCar America, Inc.	41,982	1,683
Lindsay Corp.	11,000	865
Middleby Corp. (a)(e)	227,190	15,449
Navistar International Corp. (a)	29,100	1,643
SPX Corp.	19,800	2,026
Terex Corp. (a)	35,600	2,401
Thermadyne Holdings Corp. (a)	5,100	51
Timken Co.	7,200	217
		127,637
Marine - 1.9%
American Commercial Lines, Inc. (a)	3,400	58
Excel Maritime Carriers Ltd. (e)	77,100	2,457
Genco Shipping & Trading Ltd.	680,000	39,624
Golden Ocean Group Ltd.	232,800	1,305
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Marine - continued
Navios Maritime Holdings, Inc.	3,116,247	$ 34,622
OceanFreight, Inc.	335,400	7,389
		85,455
Trading Companies & Distributors - 0.4%
H&E Equipment Services, Inc. (a)	3,100	48
UAP Holding Corp.	488,200	18,796
		18,844
Transportation Infrastructure - 0.1%
Aegean Marine Petroleum Network, Inc.	95,400	2,615
TOTAL INDUSTRIALS		642,043
INFORMATION TECHNOLOGY - 10.1%
Communications Equipment - 0.1%
Alcatel-Lucent SA sponsored ADR	152,314	894
Motorola, Inc.	511,300	5,098
		5,992
Computers & Peripherals - 1.1%
EMC Corp. (a)	1,749,100	27,181
Seagate Technology	558,100	12,038
Sun Microsystems, Inc. (a)	461,300	7,565
		46,784
Electronic Equipment & Instruments - 2.5%
Bell Microproducts, Inc. (a)	376,239	1,260
Benchmark Electronics, Inc. (a)	150,000	2,520
Cogent, Inc. (a)	891,083	8,911
DDi Corp. (a)	23,328	116
Flextronics International Ltd. (a)	5,929,846	60,129
Itron, Inc. (a)	215,600	20,553
Merix Corp. (a)	446,225	1,214
SMTC Corp. (a)	343,580	618
TTM Technologies, Inc. (a)	473,727	5,220
Tyco Electronics Ltd.	286,325	9,420
Viasystems Group, Inc. (a)	213,790	1,924
Viasystems Group, Inc. (g)	47,440	427
		112,312
Internet Software & Services - 0.2%
VeriSign, Inc. (a)	194,300	6,762
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 0.5%
Affiliated Computer Services, Inc. Class A (a)	20,000	$ 1,015
CACI International, Inc. Class A (a)	152,000	6,636
Cognizant Technology Solutions Corp. Class A (a)	26,400	798
Global Cash Access Holdings, Inc. (a)	591,600	3,118
SAIC, Inc. (a)	597,400	11,386
		22,953
Semiconductors & Semiconductor Equipment - 5.2%
Advanced Micro Devices, Inc. (a)(e)	4,996,800	36,027
AMIS Holdings, Inc. (a)	2,154,949	14,697
Amkor Technology, Inc. (a)	6,837,314	80,065
Atmel Corp. (a)	2,938,977	9,552
Cypress Semiconductor Corp. (a)	741,200	16,114
Fairchild Semiconductor International, Inc. (a)	171,200	1,909
Infineon Technologies AG sponsored ADR (a)	621,400	5,015
Intel Corp.	638,700	12,742
ON Semiconductor Corp. (a)	8,173,200	49,039
Skyworks Solutions, Inc. (a)	215,153	1,777
Spansion, Inc. Class A (a)	2,004,900	5,513
		232,450
Software - 0.5%
Autodesk, Inc. (a)	236,100	7,340
Symantec Corp. (a)	745,148	12,548
VMware, Inc. Class A	10,700	628
		20,516
TOTAL INFORMATION TECHNOLOGY		447,769
MATERIALS - 12.1%
Chemicals - 5.8%
Agrium, Inc.	155,800	11,532
Albemarle Corp.	1,017,994	38,623
Arch Chemicals, Inc.	317,658	11,089
Celanese Corp. Class A	3,004,400	116,871
Georgia Gulf Corp.	277,160	1,680
H.B. Fuller Co.	1,566,795	35,645
Monsanto Co.	207,600	24,015
Nalco Holding Co.	565,700	12,219
Phosphate Holdings, Inc. (g)	192,500	5,198
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Pliant Corp. (a)	119	$ 0
Texas Petrochemicals, Inc. (a)	158,000	3,634
		260,506
Containers & Packaging - 1.0%
Owens-Illinois, Inc. (a)	571,310	32,250
Packaging Corp. of America	22,170	505
Sealed Air Corp.	22,800	552
Smurfit-Stone Container Corp. (a)	1,045,215	8,309
Temple-Inland, Inc.	218,000	2,993
		44,609
Metals & Mining - 4.1%
Freeport-McMoRan Copper & Gold, Inc. Class B	1,537,600	155,082
Ormet Corp. (a)	500,000	3,625
Ormet Corp. (a)(g)	150,000	979
Reliance Steel & Aluminum Co.	150,065	8,323
United States Steel Corp.	120,000	13,014
		181,023
Paper & Forest Products - 1.2%
AbitibiBowater, Inc. (e)	311,324	3,222
Domtar Corp. (a)	1,202,800	7,662
International Paper Co. (e)	546,200	17,315
Neenah Paper, Inc.	231,700	6,036
Weyerhaeuser Co.	317,600	19,437
		53,672
TOTAL MATERIALS		539,810
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.4%
Level 3 Communications, Inc. (a)	771,132	1,720
PAETEC Holding Corp. (a)	893,709	6,899
Qwest Communications International, Inc. (e)	1,436,700	7,758
Windstream Corp.	43,477	511
		16,888
Wireless Telecommunication Services - 0.6%
Centennial Communications Corp. Class A (a)	498,868	2,629
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Rogers Communications, Inc. Class B (non-vtg.)	141,176	$ 5,574
Syniverse Holdings, Inc. (a)	1,077,000	18,255
		26,458
TOTAL TELECOMMUNICATION SERVICES		43,346
UTILITIES - 2.5%
Electric Utilities - 0.1%
Allegheny Energy, Inc.	65,600	3,324
Gas Utilities - 0.1%
ONEOK, Inc.	103,100	4,801
Independent Power Producers & Energy Traders - 1.8%
AES Corp. (a)	3,310,872	59,529
Dynegy, Inc. Class A (a)	648,600	4,800
Mirant Corp. (a)	320,300	11,851
NRG Energy, Inc. (a)	62,300	2,571
		78,751
Multi-Utilities - 0.5%
Aquila, Inc. (a)	88,200	288
CMS Energy Corp.	1,632,100	23,486
		23,774
TOTAL UTILITIES		110,650
TOTAL COMMON STOCKS (Cost $3,868,580)		4,197,035
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.3%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
EXCO Resources, Inc. Series A1, 7.00% (g)	1,300	13,200
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Pliant Corp. Series AA 13.00%	1,049	$ 105
TOTAL PREFERRED STOCKS (Cost $13,492)		13,305
Corporate Bonds - 0.6%
	Principal Amount (000s)
Convertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Charter Communications, Inc. 6.5% 10/1/27	$ 17,000	8,262
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
ICO North America, Inc. 7.5% 8/15/09 (h)	4,125	3,465
TOTAL CONVERTIBLE BONDS		11,727
Nonconvertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.0%
IdleAire Technologies Corp. 0% 12/15/12 (d)	6,120	1,897
Hotels, Restaurants & Leisure - 0.3%
Six Flags, Inc.:
8.875% 2/1/10	11,000	7,865
9.75% 4/15/13	7,700	4,851
		12,716
TOTAL CONSUMER DISCRETIONARY		14,613
INDUSTRIALS - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. 8% 12/15/49 (a)(f)	530	21
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines Corp. 10% 2/1/09 (a)	$ 215	$ 6
Northwest Airlines, Inc. 9.875% 3/15/49 (a)	1,605	48
		75
TOTAL NONCONVERTIBLE BONDS		14,688
TOTAL CORPORATE BONDS (Cost $38,009)		26,415
Money Market Funds - 7.8%
	Shares
Fidelity Cash Central Fund, 3.24% (b)	211,097,457	211,097
Fidelity Securities Lending Cash Central Fund, 3.25% (b)(c)	135,811,450	135,811
TOTAL MONEY MARKET FUNDS (Cost $346,908)		346,908
Other - 0.0%

Delta Air Lines ALPA Claim (a) (Cost $369)	29,250,000	1,316
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $4,267,358)		4,584,979
NET OTHER ASSETS - (2.9)%		(129,438)
NET ASSETS - 100%		$ 4,455,541
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,000 or 0.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,269,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
EXCO Resources, Inc. Series A1, 7.00%	3/28/07	$ 13,000
ICO North America, Inc. 7.5% 8/15/09	8/12/05 - 2/14/07	$ 4,193
Ormet Corp.	5/14/07	$ 3,263
Phosphate Holdings, Inc.	1/25/08	$ 6,256
Viasystems Group, Inc.	2/13/04	$ 955
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 2,147
Fidelity Securities Lending Cash Central Fund	416
Total	$ 2,563
Other Information

The following is a summary of the inputs used, as of February 29, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Valuation Inputs at Reporting Date:
Description (Amount in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 4,584,979	$ 4,499,263	$ 72,516	$ 13,200
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 13,034
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	1,209
Cost of Purchases	-
Proceeds of Sales	(1,043)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 13,200

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At February 29, 2008, the aggregate cost of investment securities for income tax purposes was $4,267,108,000. Net unrealized appreciation aggregated $317,871,000, of which $766,001,000 related to appreciated investment securities and $448,130,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Mid Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

February 29, 2008

1.797928.104

MC-QTLY-0408

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 19.3%
Auto Components - 1.4%
WABCO Holdings, Inc.	2,229,717	$ 93,158
Diversified Consumer Services - 8.7%
DeVry, Inc. (d)(e)	5,832,670	256,288
Service Corp. International	4,853,400	52,417
Universal Technical Institute, Inc. (a)(d)(e)	2,824,222	35,303
Weight Watchers International, Inc. (e)	4,867,024	228,750
		572,758
Household Durables - 3.3%
Harman International Industries, Inc. (e)	5,273,440	217,266
Media - 5.5%
The Walt Disney Co.	5,119,370	165,919
Time Warner, Inc.	12,739,000	198,856
		364,775
Textiles, Apparel & Luxury Goods - 0.4%
Phillips-Van Heusen Corp.	624,866	22,814
TOTAL CONSUMER DISCRETIONARY		1,270,771
CONSUMER STAPLES - 10.2%
Beverages - 6.2%
Coca-Cola Hellenic Bottling Co. SA sponsored ADR (d)	2,315,298	100,924
Molson Coors Brewing Co. Class B	5,727,336	309,047
		409,971
Food & Staples Retailing - 3.1%
CVS Caremark Corp.	4,931,900	199,150
Food Products - 0.9%
Cosan Ltd. Class A	3,022,100	45,332
Cosan SA Industria e Comercio	890,874	15,191
		60,523
TOTAL CONSUMER STAPLES		669,644
ENERGY - 15.7%
Energy Equipment & Services - 3.8%
Diamond Offshore Drilling, Inc.	1,396,686	168,762
SEACOR Holdings, Inc. (a)(d)	888,377	85,275
		254,037
Oil, Gas & Consumable Fuels - 11.9%
Chesapeake Energy Corp.	4,135,424	187,004
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
CVR Energy, Inc.	1,215,759	$ 34,163
EOG Resources, Inc.	1,773,847	211,070
EXCO Resources, Inc. (a)	3,869,900	67,143
Sunoco, Inc. (d)	1,409,751	86,108
Tesoro Corp.	1,807,649	67,136
Valero Energy Corp.	547,100	31,606
XTO Energy, Inc.	1,618,700	99,890
		784,120
TOTAL ENERGY		1,038,157
FINANCIALS - 7.5%
Capital Markets - 3.2%
Ashmore Group plc	17,501,586	91,565
EFG International	3,528,162	118,546
		210,111
Commercial Banks - 0.5%
East West Bancorp, Inc. (d)	1,819,068	34,217
Diversified Financial Services - 2.5%
Bolsa de Mercadorias & Futuros - BM&F SA	13,826,500	149,703
GHL Acquisition Corp. unit	1,423,020	13,960
		163,663
Real Estate Management & Development - 1.3%
Indiabulls Real Estate Ltd. (a)	5,390,753	84,381
TOTAL FINANCIALS		492,372
HEALTH CARE - 5.4%
Health Care Equipment & Supplies - 2.6%
C.R. Bard, Inc.	891,015	84,459
Stryker Corp.	1,290,612	84,032
		168,491
Health Care Providers & Services - 1.3%
Henry Schein, Inc. (a)	1,473,025	88,116
Life Sciences Tools & Services - 0.5%
Pharmaceutical Product Development, Inc.	721,982	32,540
Waters Corp. (a)	56,300	3,356
		35,896
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 1.0%
Allergan, Inc.	1,114,175	$ 65,993
TOTAL HEALTH CARE		358,496
INDUSTRIALS - 18.5%
Airlines - 1.2%
Delta Air Lines, Inc. (a)(d)	3,968,040	52,973
Northwest Airlines Corp. (a)	2,166,800	29,100
		82,073
Commercial Services & Supplies - 1.6%
Agrenco Ltd. unit	10,645,690	37,688
Waste Management, Inc.	2,125,900	69,793
		107,481
Electrical Equipment - 6.8%
ABB Ltd. sponsored ADR	1,333,400	33,388
Alstom SA	710,701	149,346
Nexans SA	1,219,821	133,167
Prysmian SpA	6,809,235	133,090
		448,991
Machinery - 5.9%
Flowserve Corp. (e)	3,320,750	361,629
Sulzer AG (Reg.)	22,156	25,437
		387,066
Road & Rail - 3.0%
All America Latina Logistica SA unit	4,367,700	48,579
CSX Corp.	130,300	6,322
Hertz Global Holdings, Inc. (a)(d)	11,878,065	141,705
		196,606
TOTAL INDUSTRIALS		1,222,217
INFORMATION TECHNOLOGY - 17.8%
Communications Equipment - 10.5%
Harris Corp.	1,024,501	50,026
Juniper Networks, Inc. (a)(d)	10,633,991	285,204
Nokia Corp. sponsored ADR	5,347,400	192,560
Research In Motion Ltd. (a)	1,560,000	161,928
		689,718
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 3.6%
Akamai Technologies, Inc. (a)(d)	6,751,339	$ 237,377
IT Services - 3.7%
Fiserv, Inc. (a)	3,561,370	187,399
Global Cash Access Holdings, Inc. (a)(d)(e)	7,587,188	39,984
Redecard SA	1,274,600	19,629
		247,012
TOTAL INFORMATION TECHNOLOGY		1,174,107
MATERIALS - 0.2%
Construction Materials - 0.2%
Texas Industries, Inc. (d)	278,490	16,041
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 0.5%
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	1,991,920	31,751
Wireless Telecommunication Services - 2.9%
American Tower Corp. Class A (a)	5,040,535	193,758
TOTAL TELECOMMUNICATION SERVICES		225,509
UTILITIES - 0.7%
Electric Utilities - 0.7%
Pepco Holdings, Inc.	1,737,003	43,894
TOTAL COMMON STOCKS (Cost $6,231,141)		6,511,208
Convertible Preferred Stocks - 0.2%

INDUSTRIALS - 0.2%
Airlines - 0.2%
Skybus Airlines, Inc.:
Series A (a)(f)	2,300,000	5,750
Series B (a)(f)	1,671,354	4,178
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $20,692)		9,928
Money Market Funds - 2.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 3.24% (b)	40,632,539	$ 40,633
Fidelity Securities Lending Cash Central Fund, 3.25% (b)(c)	133,091,350	133,091
TOTAL MONEY MARKET FUNDS (Cost $173,724)		173,724
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $6,425,557)		6,694,860
NET OTHER ASSETS - (1.5)%		(96,195)
NET ASSETS - 100%		$ 6,598,665
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,928,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Skybus Airlines, Inc. Series A	3/20/06	$ 11,500
Skybus Airlines, Inc. Series B	3/13/07	$ 9,192
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 209
Fidelity Securities Lending Cash Central Fund	171
Total	$ 380
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
DeVry, Inc.	$ 354,905	$ -	$ 32,112	$ 387	$ 256,288
Flowserve Corp.	342,873	-	31,266	547	361,629
Global Cash Access Holdings, Inc.	25,604	1,180	-	-	39,984
Harman International Industries, Inc.	425,936	-	38,060	66	217,266
Knoll, Inc.	74,278	-	49,086	510	-
Nexans SA	184,404	-	16,792	-	-
Prysmian SpA	244,115	-	57,666	-	-
SiRF Technology Holdings, Inc.	81,061	-	38,282	-	-
Universal Technical Institute, Inc.	49,791	-	-	-	35,303
Weight Watchers International, Inc.	218,394	12,711	-	800	228,750
Total	$ 2,001,361	$ 13,891	$ 263,264	$ 2,310	$ 1,139,220
Other Information

The following is a summary of the inputs used, as of February 29, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 6,694,860	$ 5,949,400	$ 735,532	$ 9,928
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 32,838
Total Realized Gain (Loss)	(8,793)
Total Unrealized Gain (Loss)	(4,710)
Cost of Purchases	-
Proceeds of Sales	(9,407)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 9,928

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At February 29, 2008, the aggregate cost of investment securities for income tax purposes was $6,447,683,000. Net unrealized appreciation aggregated $247,177,000, of which $927,684,000 related to appreciated investment securities and $680,507,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Small Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

February 29, 2008

1.797929.104

ASCF-QTLY-0408

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 2.6%
Auto Components - 0.7%
Aftermarket Technology Corp. (a)(f)	1,211,200	$ 22,710
Diversified Consumer Services - 0.4%
Navitas Ltd.	8,697,972	14,951
Internet & Catalog Retail - 0.7%
Priceline.com, Inc. (a)	201,200	22,941
Media - 0.8%
Aeroplan Income Fund	1,357,600	27,937
TOTAL CONSUMER DISCRETIONARY		88,539
CONSUMER STAPLES - 1.6%
Food & Staples Retailing - 0.2%
Nash-Finch Co.	170,384	5,975
Personal Products - 1.4%
Chattem, Inc. (a)(e)	603,400	47,005
TOTAL CONSUMER STAPLES		52,980
ENERGY - 6.4%
Energy Equipment & Services - 2.3%
Atwood Oceanics, Inc. (a)	651,000	60,602
Petroleum Geo-Services ASA	830,700	19,926
		80,528
Oil, Gas & Consumable Fuels - 4.1%
Boardwalk Pipeline Partners, LP	1,133,438	26,885
Buckeye Partners LP	342,100	16,790
Forest Oil Corp. (a)	449,635	22,180
Petroleum Development Corp. (a)	674,038	47,021
Sunoco Logistics Partners LP	150,642	8,059
Western Refining, Inc.	872,593	17,382
		138,317
TOTAL ENERGY		218,845
FINANCIALS - 13.4%
Capital Markets - 1.8%
HCI Capital AG	1,199,977	28,542
MPC Muenchmeyer Petersen Capital AG	451,361	33,881
		62,423
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 0.5%
Gunma Bank Ltd.	2,268,000	$ 15,424
Insurance - 8.2%
Affirmative Insurance Holdings, Inc. (f)	1,118,244	9,975
Aspen Insurance Holdings Ltd.	1,310,657	37,930
Commerce Group, Inc., Massachusetts	1,217,072	44,107
First Mercury Financial Corp. (a)(f)	1,000,235	16,454
Hilb Rogal & Hobbs Co.	453,800	13,895
Mercer Insurance Group, Inc. (f)	656,100	11,547
Protective Life Corp.	690,100	26,631
Reinsurance Group of America, Inc.	1,004,900	54,978
RLI Corp.	531,903	27,781
StanCorp Financial Group, Inc.	687,200	33,735
		277,033
Real Estate Investment Trusts - 2.9%
Health Care REIT, Inc.	1,895,200	78,006
Realty Income Corp. (e)	939,000	21,606
		99,612
TOTAL FINANCIALS		454,492
HEALTH CARE - 17.9%
Biotechnology - 1.2%
Cubist Pharmaceuticals, Inc. (a)	2,336,390	42,522
Health Care Equipment & Supplies - 3.4%
Invacare Corp.	726,275	18,128
Medical Action Industries, Inc. (a)(f)	833,255	15,682
Medisize Holding AG (f)	309,801	24,301
Respironics, Inc. (a)	847,200	55,644
		113,755
Health Care Providers & Services - 11.4%
AmSurg Corp. (a)(f)	2,148,824	51,765
Centene Corp. (a)	1,707,800	30,604
CML Healthcare Income Fund (e)	2,745,200	44,635
IPC The Hospitalist Co., Inc. (f)	982,235	20,362
Molina Healthcare, Inc. (a)	1,020,800	32,308
Pediatrix Medical Group, Inc. (a)	426,100	28,127
Psychiatric Solutions, Inc. (a)	1,126,300	31,863
RehabCare Group, Inc. (a)(f)	1,612,223	32,244
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
ResCare, Inc. (a)	1,337,292	$ 28,805
United Drug PLC (Ireland) (f)	14,726,984	86,374
		387,087
Pharmaceuticals - 1.9%
Barr Pharmaceuticals, Inc. (a)	713,600	33,646
Sciele Pharma, Inc. (a)	1,423,100	29,458
		63,104
TOTAL HEALTH CARE		606,468
INDUSTRIALS - 29.3%
Aerospace & Defense - 10.3%
Alliant Techsystems, Inc. (a)	1,369,467	143,712
DRS Technologies, Inc.	1,649,100	92,498
Moog, Inc. Class A (a)	400,000	16,416
QinetiQ Group plc	3,988,100	15,588
Triumph Group, Inc.	416,240	23,555
VT Group PLC	4,305,151	56,562
		348,331
Commercial Services & Supplies - 11.2%
Babcock International Group PLC	1,870,000	20,947
BFI Canada Income Fund	1,457,300	37,941
CBIZ, Inc. (a)	1,761,518	15,678
FTI Consulting, Inc. (a)(f)	3,846,714	244,270
Multi-Color Corp. (f)	598,498	12,940
Prosegur Comp Securidad SA (Reg.)	942,025	36,003
Watson Wyatt Worldwide, Inc. Class A	258,722	13,725
		381,504
Construction & Engineering - 3.3%
Chicago Bridge & Iron Co. NV (NY Shares)	973,033	45,265
URS Corp. (a)	1,632,000	65,737
		111,002
Industrial Conglomerates - 2.2%
Bidvest Group Ltd.	1,066,600	15,731
DCC plc (Ireland)	2,297,700	57,805
		73,536
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 2.3%
UAP Holding Corp.	2,027,376	$ 78,054
TOTAL INDUSTRIALS		992,427
INFORMATION TECHNOLOGY - 15.7%
Communications Equipment - 2.4%
Adtran, Inc.	863,047	15,897
Harris Corp.	1,056,523	51,590
NETGEAR, Inc. (a)	669,374	14,606
		82,093
Electronic Equipment & Instruments - 2.0%
Diploma PLC	5,021,920	16,304
Elec & Eltek International Co. Ltd.	1,304,000	2,399
Mettler-Toledo International, Inc. (a)	506,129	49,449
		68,152
IT Services - 8.2%
Affiliated Computer Services, Inc. Class A (a)	1,906,307	96,745
CACI International, Inc. Class A (a)	1,000,000	43,660
CGI Group, Inc. Class A (sub. vtg.) (a)	3,406,945	37,738
Integral Systems, Inc.	85,857	2,090
ManTech International Corp. Class A (a)	800,000	35,264
Metavante Holding Co. (a)	1,163,673	25,217
NCI, Inc. Class A (a)	137,428	2,435
TNS, Inc. (f)	1,957,528	34,942
		278,091
Software - 3.1%
Blackbaud, Inc.	1,046,625	27,359
EPIQ Systems, Inc. (a)(f)	3,242,369	44,096
Quest Software, Inc. (a)	2,255,866	32,101
		103,556
TOTAL INFORMATION TECHNOLOGY		531,892
MATERIALS - 1.9%
Chemicals - 1.9%
Airgas, Inc.	1,303,900	63,357
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
MTN Group Ltd.	445,212	6,973
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 1.9%
Electric Utilities - 0.5%
Westar Energy, Inc.	731,238	$ 16,621
Gas Utilities - 1.4%
UGI Corp.	1,930,900	49,450
TOTAL UTILITIES		66,071
TOTAL COMMON STOCKS (Cost $2,784,344)		3,082,044
Convertible Bonds - 0.0%
Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 0.0%
Leisure Equipment & Products - 0.0%
Jumbo SA 0.1% 8/8/13 (Cost $665)	EUR	52	1,465
Money Market Funds - 12.5%
	Shares
Fidelity Cash Central Fund, 3.24% (b)	360,903,320	360,903
Fidelity Securities Lending Cash Central Fund, 3.25% (b)(c)	62,332,123	62,332
TOTAL MONEY MARKET FUNDS (Cost $423,235)		423,235
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $3,208,244)		3,506,744
NET OTHER ASSETS - (3.4)%		(115,826)
NET ASSETS - 100%		$ 3,390,918
Currency Abbreviation
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 4,736
Fidelity Securities Lending Cash Central Fund	90
Total	$ 4,826
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Affirmative Insurance Holdings, Inc.	$ 12,379	$ -	$ -	$ 22	$ 9,975
Aftermarket Technology Corp.	33,817	-	-	-	22,710
AmSurg Corp.	-	59,190	-	-	51,765
EPIQ Systems, Inc.	49,231	7,335	-	-	44,096
First Mercury Financial Corp.	21,225	-	-	-	16,454
FTI Consulting, Inc.	192,153	26,997	-	-	244,270
IPC The Hospitalist Co., Inc.	-	19,782	-	-	20,362
Medical Action Industries, Inc.	16,265	368	-	-	15,682
Medisize Holding AG	16,976	4,465	-	-	24,301
Mercer Insurance Group, Inc.	11,620	-	-	33	11,547
Multi-Color Corp.	-	14,483	-	28	12,940
RehabCare Group, Inc.	25,455	11,123	-	-	32,244
Sciele Pharma, Inc.	47,447	33,657	46,930	-	-
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
TNS, Inc.	$ -	$ 34,691	$ -	$ -	$ 34,942
United Drug PLC (Ireland)	39,129	40,499	-	-	86,374
Total	$ 465,697	$ 252,590	$ 46,930	$ 83	$ 627,662
Other Information

The following is a summary of the inputs used, as of February 29, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,506,744	$ 3,053,568	$ 453,176	$ -
Income Tax Information

At February 29, 2008, the aggregate cost of investment securities for income tax purposes was $3,210,023,000. Net unrealized appreciation aggregated $296,721,000, of which $448,199,000 related to appreciated investment securities and $151,478,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Strategic
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

February 29, 2008

1.797937.104

ATQG-QTLY-0408

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 9.4%
Diversified Consumer Services - 0.5%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	1,700	$ 105,995
Hotels, Restaurants & Leisure - 1.9%
McDonald's Corp.	7,300	395,003
Household Durables - 0.3%
Pulte Homes, Inc.	4,800	64,992
Internet & Catalog Retail - 0.3%
Blue Nile, Inc. (a)	1,200	52,992
Media - 0.0%
The DIRECTV Group, Inc. (a)	100	2,505
Multiline Retail - 2.4%
JCPenney Co., Inc.	1,600	73,936
Nordstrom, Inc. (d)	3,300	122,199
Target Corp.	5,500	289,355
		485,490
Specialty Retail - 2.6%
Abercrombie & Fitch Co. Class A	700	54,271
AnnTaylor Stores Corp. (a)	800	19,216
Home Depot, Inc.	6,900	183,195
Ross Stores, Inc.	1,900	52,915
Staples, Inc.	5,300	117,925
The Men's Wearhouse, Inc.	300	6,912
TJX Companies, Inc.	3,300	105,600
		540,034
Textiles, Apparel & Luxury Goods - 1.4%
G-III Apparel Group Ltd. (a)	1,800	23,562
Polo Ralph Lauren Corp. Class A	3,700	230,103
Titan Industries Ltd.	1,200	32,384
		286,049
TOTAL CONSUMER DISCRETIONARY		1,933,060
CONSUMER STAPLES - 8.7%
Beverages - 3.2%
Molson Coors Brewing Co. Class B	6,200	334,552
PepsiCo, Inc.	4,400	306,064
United Spirits Ltd.	516	21,609
		662,225
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	2,900	$ 179,568
CVS Caremark Corp.	1,900	76,722
		256,290
Food Products - 1.0%
Nestle SA sponsored ADR	1,400	166,600
Smart Balance, Inc. (a)	5,100	41,871
		208,471
Household Products - 1.7%
Energizer Holdings, Inc. (a)	600	55,698
Procter & Gamble Co.	4,500	297,810
		353,508
Personal Products - 1.5%
Avon Products, Inc.	6,600	251,196
Dabur India Ltd.	12,700	31,306
Marico Ltd.	22,700	35,339
		317,841
TOTAL CONSUMER STAPLES		1,798,335
ENERGY - 7.8%
Energy Equipment & Services - 2.0%
National Oilwell Varco, Inc. (a)	2,728	169,954
Schlumberger Ltd. (NY Shares)	2,920	252,434
		422,388
Oil, Gas & Consumable Fuels - 5.8%
Chesapeake Energy Corp.	1,500	67,830
CONSOL Energy, Inc.	2,470	187,671
EOG Resources, Inc.	1,700	202,283
Exxon Mobil Corp.	1,040	90,490
Nova Biosource Fuels, Inc. (a)(d)	35,100	70,902
Peabody Energy Corp.	2,100	118,902
Suncor Energy, Inc.	900	92,831
Ultra Petroleum Corp. (a)	1,800	141,246
Valero Energy Corp.	3,800	219,526
		1,191,681
TOTAL ENERGY		1,614,069
Common Stocks - continued
	Shares	Value
FINANCIALS - 5.5%
Capital Markets - 2.9%
Goldman Sachs Group, Inc.	600	$ 101,778
Greenhill & Co., Inc. (d)	1,570	102,066
Janus Capital Group, Inc.	4,100	99,302
Lehman Brothers Holdings, Inc.	5,700	290,643
		593,789
Consumer Finance - 0.3%
American Express Co.	200	8,460
Capital One Financial Corp.	1,200	55,236
		63,696
Diversified Financial Services - 1.6%
Bolsa de Mercadorias & Futuros - BM&F SA	5,500	59,550
Bovespa Holding SA	4,000	63,724
CME Group, Inc.	300	153,990
JSE Ltd.	6,700	62,033
		339,297
Insurance - 0.3%
American International Group, Inc.	700	32,802
Stewart Information Services Corp.	700	20,839
		53,641
Real Estate Investment Trusts - 0.3%
General Growth Properties, Inc.	1,480	52,259
Thrifts & Mortgage Finance - 0.1%
Fannie Mae	180	4,977
Freddie Mac	900	22,662
		27,639
TOTAL FINANCIALS		1,130,321
HEALTH CARE - 16.0%
Biotechnology - 4.9%
Alexion Pharmaceuticals, Inc. (a)	1,316	79,763
Alkermes, Inc. (a)	800	10,352
Alnylam Pharmaceuticals, Inc. (a)	4,000	113,600
Amylin Pharmaceuticals, Inc. (a)(d)	3,900	103,233
Celgene Corp. (a)	2,500	140,925
Cougar Biotechnology, Inc. (a)	1,600	42,576
CSL Ltd.	6,291	210,997
Genentech, Inc. (a)	1,500	113,625
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Gilead Sciences, Inc. (a)	4,200	$ 198,744
Vertex Pharmaceuticals, Inc. (a)	300	5,250
		1,019,065
Health Care Equipment & Supplies - 5.6%
C.R. Bard, Inc.	1,800	170,622
Covidien Ltd.	5,100	218,229
Inverness Medical Innovations, Inc. (a)(d)	17,325	505,024
St. Jude Medical, Inc. (a)	3,500	150,430
Zoll Medical Corp. (a)	4,000	99,520
		1,143,825
Health Care Providers & Services - 0.8%
athenahealth, Inc.	100	3,252
Express Scripts, Inc. (a)	2,700	159,570
		162,822
Health Care Technology - 1.2%
Cerner Corp. (a)	2,450	106,453
Eclipsys Corp. (a)	6,700	143,045
		249,498
Life Sciences Tools & Services - 1.7%
Illumina, Inc. (a)	1,700	123,097
QIAGEN NV (a)	9,900	217,701
		340,798
Pharmaceuticals - 1.8%
Allergan, Inc.	2,800	165,844
Merck & Co., Inc.	4,800	212,640
		378,484
TOTAL HEALTH CARE		3,294,492
INDUSTRIALS - 12.1%
Aerospace & Defense - 2.8%
General Dynamics Corp.	2,900	237,365
Raytheon Co.	3,800	246,392
The Boeing Co.	1,200	99,348
		583,105
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.5%
FedEx Corp.	500	$ 44,065
United Parcel Service, Inc. Class B	700	49,168
		93,233
Airlines - 0.3%
Northwest Airlines Corp. (a)	3,300	44,319
UAL Corp.	800	24,240
		68,559
Commercial Services & Supplies - 0.6%
Fuel Tech, Inc. (a)	5,400	108,378
Manpower, Inc.	180	10,206
		118,584
Construction & Engineering - 0.2%
Larsen & Toubro Ltd.	462	40,187
Electrical Equipment - 5.4%
ABB Ltd. sponsored ADR	4,400	110,176
Alstom SA	1,000	210,139
American Superconductor Corp. (a)(d)	13,600	307,224
Bharat Heavy Electricals Ltd.	589	33,161
Crompton Greaves Ltd.	3,600	28,056
First Solar, Inc. (a)	200	41,040
FuelCell Energy, Inc. (a)(d)	5,700	40,812
Q-Cells AG (a)(d)	1,840	147,824
Renewable Energy Corp. AS (a)(d)	6,150	150,411
Satcon Technology Corp. (a)	24,000	46,320
		1,115,163
Industrial Conglomerates - 1.7%
Murray & Roberts Holdings Ltd.	1,600	20,019
Siemens AG sponsored ADR	2,500	319,150
		339,169
Machinery - 0.5%
Hansen Transmission International NV	12,200	53,028
Ingersoll-Rand Co. Ltd. Class A	1,100	46,046
		99,074
Road & Rail - 0.1%
Landstar System, Inc.	600	27,828
TOTAL INDUSTRIALS		2,484,902
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 29.0%
Communications Equipment - 8.5%
Cisco Systems, Inc. (a)	31,200	$ 760,344
Corning, Inc.	50	1,162
Infinera Corp.	2,500	29,200
Juniper Networks, Inc. (a)	12,300	329,886
Nokia Corp. sponsored ADR	3,900	140,439
Polycom, Inc. (a)	2,400	52,320
Research In Motion Ltd. (a)	4,100	425,580
		1,738,931
Computers & Peripherals - 4.4%
Apple, Inc. (a)	900	112,518
Hewlett-Packard Co.	15,250	728,493
Network Appliance, Inc. (a)	3,300	71,346
		912,357
Internet Software & Services - 5.6%
Alibaba.com Ltd.	3,000	7,271
Equinix, Inc. (a)	2,900	201,115
Google, Inc. Class A (sub. vtg.) (a)	900	424,062
Omniture, Inc. (a)	6,235	143,280
ValueClick, Inc. (a)	9,400	181,514
Yahoo!, Inc. (a)	6,700	186,126
		1,143,368
IT Services - 1.7%
Cognizant Technology Solutions Corp. Class A (a)	11,000	332,310
Convergys Corp. (a)	200	2,888
MPS Group, Inc. (a)	900	10,260
		345,458
Semiconductors & Semiconductor Equipment - 2.5%
Applied Materials, Inc.	12,700	243,459
Hittite Microwave Corp. (a)	300	9,933
Intel Corp.	11,400	227,430
Skyworks Solutions, Inc. (a)	3,800	31,388
Xilinx, Inc.	100	2,236
		514,446
Software - 6.3%
Adobe Systems, Inc. (a)	4,800	161,520
BladeLogic, Inc.	100	1,910
Gameloft (a)	1,900	8,116
GSE Systems, Inc. (a)	6,100	62,830
McAfee, Inc. (a)	900	29,943
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp.	9,400	$ 255,868
Nintendo Co. Ltd.	500	249,600
Nuance Communications, Inc. (a)	100	1,645
Oracle Corp. (a)	12,450	234,060
Quest Software, Inc. (a)	4,300	61,189
Salesforce.com, Inc. (a)	1,200	71,664
VMware, Inc. Class A (d)	2,800	164,276
		1,302,621
TOTAL INFORMATION TECHNOLOGY		5,957,181
MATERIALS - 7.6%
Chemicals - 7.2%
Calgon Carbon Corp. (a)	5,900	96,406
Monsanto Co.	8,440	976,338
Potash Corp. of Saskatchewan, Inc.	1,500	238,350
The Mosaic Co. (a)	1,500	166,950
		1,478,044
Metals & Mining - 0.4%
Gold Fields Ltd. sponsored ADR	800	11,352
Goldcorp, Inc.	400	17,271
Kinross Gold Corp. (a)	700	17,321
Lihir Gold Ltd. (a)	3,628	14,050
Yamana Gold, Inc.	900	16,197
		76,191
TOTAL MATERIALS		1,554,235
TELECOMMUNICATION SERVICES - 1.9%
Wireless Telecommunication Services - 1.9%
America Movil SAB de CV Series L sponsored ADR	3,000	181,380
American Tower Corp. Class A (a)	5,200	199,888
		381,268
UTILITIES - 1.2%
Independent Power Producers & Energy Traders - 1.2%
AES Corp. (a)	13,300	239,134
TOTAL COMMON STOCKS (Cost $20,814,277)		20,386,997
Money Market Funds - 7.2%
	Shares	Value
Fidelity Cash Central Fund, 3.24% (b)	75,000	$ 75,000
Fidelity Securities Lending Cash Central Fund, 3.25% (b)(c)	1,411,125	1,411,125
TOTAL MONEY MARKET FUNDS (Cost $1,486,125)		1,486,125
TOTAL INVESTMENT PORTFOLIO - 106.4% (Cost $22,300,402)		21,873,122
NET OTHER ASSETS - (6.4)%		(1,311,069)
NET ASSETS - 100%		$ 20,562,053
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,200
Fidelity Securities Lending Cash Central Fund	8,891
Total	$ 14,091
Other Information

The following is a summary of the inputs used, as of February 29, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 21,873,122	$ 20,577,891	$ 1,295,231	$ -
Income Tax Information

At February 29, 2008, the aggregate cost of investment securities for income tax purposes was $22,314,649. Net unrealized depreciation aggregated $441,527, of which $1,762,138 related to appreciated investment securities and $2,203,665 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Value
Strategies Fund
Class A
Class T
Class B
Class C
Institutional Class

February 29, 2008

1.797930.104

SO-QTLY-0408

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.9%
Auto Components - 0.9%
Johnson Controls, Inc.	181,500	$ 5,964
The Goodyear Tire & Rubber Co. (a)	306,700	8,312
		14,276
Automobiles - 0.9%
Fiat SpA	241,900	5,108
Renault SA	78,300	8,365
		13,473
Diversified Consumer Services - 1.1%
H&R Block, Inc.	506,700	9,450
Princeton Review, Inc. (a)	37,250	309
Regis Corp.	205,900	5,158
Service Corp. International	146,400	1,581
		16,498
Hotels, Restaurants & Leisure - 0.9%
IHOP Corp. (d)	149,200	6,830
McCormick & Schmick's Seafood Restaurants (a)	176,200	1,910
Vail Resorts, Inc. (a)	91,000	4,118
		12,858
Household Durables - 2.9%
Black & Decker Corp.	89,100	6,127
Centex Corp.	349,500	7,755
Ethan Allen Interiors, Inc. (d)	170,600	4,647
KB Home	229,600	5,494
Leggett & Platt, Inc.	80,600	1,346
Newell Rubbermaid, Inc.	130,700	2,967
Pulte Homes, Inc.	105,800	1,433
The Stanley Works	121,100	5,878
Whirlpool Corp.	87,700	7,399
		43,046
Leisure Equipment & Products - 1.0%
Brunswick Corp.	345,400	5,627
Eastman Kodak Co.	418,700	7,110
MarineMax, Inc. (a)	147,300	1,809
		14,546
Media - 2.8%
Cinemark Holdings, Inc.	250,800	3,622
Clear Channel Communications, Inc.	238,900	7,645
E.W. Scripps Co. Class A	173,900	7,264
Grupo Televisa SA de CV (CPO) sponsored ADR	305,300	6,717
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Lamar Advertising Co. Class A	41,000	$ 1,563
Live Nation, Inc. (a)	370,839	4,402
News Corp. Class B	271,900	5,196
R.H. Donnelley Corp. (a)(d)	214,300	1,519
Regal Entertainment Group Class A	237,000	4,676
		42,604
Multiline Retail - 0.8%
Sears Holdings Corp. (a)(d)	63,500	6,072
Tuesday Morning Corp.	1,183,100	6,377
		12,449
Specialty Retail - 4.7%
Advance Auto Parts, Inc.	196,800	6,601
Asbury Automotive Group, Inc.	352,541	4,943
Citi Trends, Inc. (a)	350,704	5,089
Collective Brands, Inc. (a)	385,750	6,083
Group 1 Automotive, Inc. (d)	193,900	4,751
Jos. A. Bank Clothiers, Inc. (a)(d)	238,422	5,431
Lithia Motors, Inc. Class A (sub. vtg.)	164,900	1,695
Lowe's Companies, Inc.	65,400	1,568
OfficeMax, Inc.	330,500	7,030
PetSmart, Inc. (d)	301,500	6,491
Ross Stores, Inc.	206,871	5,761
Sherwin-Williams Co.	29,200	1,512
Staples, Inc.	401,300	8,929
The Men's Wearhouse, Inc.	47,500	1,094
Tween Brands, Inc. (a)	124,400	3,682
Williams-Sonoma, Inc.	14,600	341
		71,001
Textiles, Apparel & Luxury Goods - 0.9%
Adidas-Salomon AG	86,800	5,507
Carter's, Inc. (a)(d)	145,700	2,248
Liz Claiborne, Inc.	319,300	5,677
		13,432
TOTAL CONSUMER DISCRETIONARY		254,183
CONSUMER STAPLES - 4.5%
Beverages - 0.7%
Cott Corp. (a)	329,700	754
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Fomento Economico Mexicano SA de CV sponsored ADR	155,400	$ 6,216
Molson Coors Brewing Co. Class B	54,400	2,935
		9,905
Food & Staples Retailing - 1.3%
SUPERVALU, Inc.	208,400	5,471
Sysco Corp.	206,500	5,794
Winn-Dixie Stores, Inc. (a)(d)	550,879	9,007
		20,272
Food Products - 1.7%
Cermaq ASA	332,200	4,470
Chiquita Brands International, Inc. (a)(d)	236,800	4,847
Lighthouse Caledonia ASA (d)	560,079	462
Marine Harvest ASA (a)(d)	13,139,000	7,783
TreeHouse Foods, Inc. (a)	234,034	5,189
Tyson Foods, Inc. Class A	214,600	3,092
		25,843
Household Products - 0.5%
Energizer Holdings, Inc. (a)	88,000	8,169
Personal Products - 0.3%
Bare Escentuals, Inc. (a)(d)	158,400	4,337
TOTAL CONSUMER STAPLES		68,526
ENERGY - 12.2%
Energy Equipment & Services - 2.5%
Expro International Group PLC	330,600	8,210
Grey Wolf, Inc. (a)	774,392	4,801
National Oilwell Varco, Inc. (a)	137,300	8,554
Parker Drilling Co. (a)	229,700	1,523
Patterson-UTI Energy, Inc.	157,600	3,740
Petroleum Geo-Services ASA	312,100	7,487
Pride International, Inc. (a)	49,000	1,737
Subsea 7, Inc. (a)	113,400	2,516
		38,568
Oil, Gas & Consumable Fuels - 9.7%
Arch Coal, Inc.	164,700	8,415
Aurora Oil & Gas Corp. (a)	342,440	226
Boardwalk Pipeline Partners, LP	83,650	1,984
Cabot Oil & Gas Corp.	368,918	18,354
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Canadian Natural Resources Ltd.	86,700	$ 6,499
Chesapeake Energy Corp.	165,500	7,484
Cimarex Energy Co.	33,300	1,755
CONSOL Energy, Inc.	19,300	1,466
Copano Energy LLC	152,813	5,570
El Paso Pipeline Partners LP	66,100	1,549
Energy Transfer Equity LP	75,900	2,524
EXCO Resources, Inc. (a)	432,124	7,497
Forest Oil Corp. (a)	136,700	6,743
Hess Corp.	105,800	9,858
Holly Corp.	50,200	2,680
International Coal Group, Inc. (a)	73,533	457
James River Coal Co. (a)	50,600	857
Niko Resources Ltd.	22,700	2,134
NuStar GP Holdings LLC	108,069	2,933
OPTI Canada, Inc. (a)	230,400	4,051
Petrohawk Energy Corp. (a)	488,330	8,829
Quicksilver Gas Services LP	174,665	4,204
Ship Finance International Ltd. (NY Shares)	103,600	2,677
Southwestern Energy Co. (a)	111,800	7,293
Teekay Corp.	43,700	1,878
Tesoro Corp.	107,800	4,004
Ultra Petroleum Corp. (a)	220,200	17,279
Valero Energy Corp.	118,200	6,828
		146,028
TOTAL ENERGY		184,596
FINANCIALS - 15.1%
Capital Markets - 2.5%
Ameriprise Financial, Inc.	63,900	3,236
Cohen & Steers, Inc. (d)	24,200	609
Fortress Investment Group LLC	104,600	1,464
Gluskin Sheff + Associates, Inc.	69,300	1,486
Janus Capital Group, Inc.	206,300	4,997
Julius Baer Holding AG	73,063	5,395
KBW, Inc. (a)	7,000	150
KKR Private Equity Investors, LP	335,853	4,954
Legg Mason, Inc.	86,300	5,699
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Lehman Brothers Holdings, Inc.	164,600	$ 8,393
MF Global Ltd.	62,500	1,097
		37,480
Commercial Banks - 1.6%
Associated Banc-Corp.	107,300	2,674
CVB Financial Corp.	189,600	1,742
First Merchants Corp.	26,100	705
First Midwest Bancorp, Inc., Delaware	10,700	279
IBERIABANK Corp.	6,500	289
Intervest Bancshares Corp. Class A	54,192	721
PNC Financial Services Group, Inc.	94,000	5,774
Renasant Corp.	31,642	666
Sterling Financial Corp., Washington	117,526	1,750
Sumitomo Mitsui Financial Group, Inc.	143	1,033
UCBH Holdings, Inc.	407,255	4,598
UnionBanCal Corp.	52,000	2,422
Wintrust Financial Corp.	54,500	1,839
		24,492
Consumer Finance - 0.1%
Capital One Financial Corp.	18,900	870
Discover Financial Services	62,000	936
		1,806
Diversified Financial Services - 1.1%
Bursa Malaysia Bhd	420,300	1,473
JPMorgan Chase & Co.	139,300	5,663
KKR Financial Holdings LLC	243,291	3,501
Maiden Holdings Ltd. (e)	89,600	717
MarketAxess Holdings, Inc. (a)	576,061	5,398
		16,752
Insurance - 3.1%
American International Group, Inc.	157,556	7,383
American Safety Insurance Group Ltd. (a)	272,451	5,217
Argo Group International Holdings, Ltd. (a)	147,287	5,511
Everest Re Group Ltd.	71,500	6,927
Genworth Financial, Inc. Class A (non-vtg.)	85,200	1,975
LandAmerica Financial Group, Inc.	62,200	2,290
National Financial Partners Corp. (d)	93,600	2,225
Principal Financial Group, Inc.	137,000	7,567
Stewart Information Services Corp.	25,700	765
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
United America Indemnity Ltd. Class A (a)	251,340	$ 4,715
XL Capital Ltd. Class A	56,500	2,037
		46,612
Real Estate Investment Trusts - 2.5%
Alexandria Real Estate Equities, Inc.	84,401	7,748
Corporate Office Properties Trust (SBI)	152,400	4,670
Developers Diversified Realty Corp.	78,900	3,042
General Growth Properties, Inc.	115,700	4,085
Highwoods Properties, Inc. (SBI)	53,300	1,571
Home Properties, Inc.	113,100	5,205
Potlatch Corp.	84,700	3,496
Simon Property Group, Inc.	10,600	888
SL Green Realty Corp.	56,400	5,161
Taubman Centers, Inc.	18,500	902
Vornado Realty Trust	15,500	1,295
		38,063
Real Estate Management & Development - 1.6%
CB Richard Ellis Group, Inc. Class A (a)	665,100	13,342
Forestar Real Estate Group, Inc. (a)	142,333	3,470
The St. Joe Co. (d)	170,471	6,555
		23,367
Thrifts & Mortgage Finance - 2.6%
Downey Financial Corp. (d)	73,700	1,930
Encore Bancshares, Inc.	16,394	301
Fannie Mae	317,700	8,784
FirstFed Financial Corp. (a)(d)	209,300	6,541
Freddie Mac	168,300	4,238
MGIC Investment Corp. (d)	231,400	3,427
New York Community Bancorp, Inc. (d)	449,100	7,334
Washington Federal, Inc.	275,400	6,252
		38,807
TOTAL FINANCIALS		227,379
HEALTH CARE - 6.1%
Biotechnology - 0.8%
Cubist Pharmaceuticals, Inc. (a)	85,100	1,549
GTx, Inc. (a)(d)	166,407	2,724
MannKind Corp. (a)(d)	471,597	3,334
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Theravance, Inc. (a)	259,320	$ 4,266
Vertex Pharmaceuticals, Inc. (a)	20,500	359
		12,232
Health Care Equipment & Supplies - 1.1%
Align Technology, Inc. (a)	65,600	810
Covidien Ltd.	117,575	5,031
Hillenbrand Industries, Inc.	129,800	6,811
Integra LifeSciences Holdings Corp. (a)	82,900	3,435
		16,087
Health Care Providers & Services - 2.2%
Capital Senior Living Corp. (a)	321,545	2,424
Emeritus Corp. (a)	245,051	5,425
Health Management Associates, Inc. Class A	145,000	776
HealthSouth Corp. (a)(d)	342,300	5,504
Henry Schein, Inc. (a)	68,197	4,080
Universal American Financial Corp. (a)	390,163	6,703
Universal Health Services, Inc. Class B	102,600	5,481
VCA Antech, Inc. (a)	74,200	2,383
		32,776
Health Care Technology - 0.3%
HLTH Corp. (a)	355,400	4,208
Life Sciences Tools & Services - 0.2%
AMAG Pharmaceuticals, Inc. (a)	90,500	3,961
Pharmaceuticals - 1.5%
Alpharma, Inc. Class A (a)(d)	395,500	9,959
Barr Pharmaceuticals, Inc. (a)	125,617	5,923
BioForm Medical, Inc.	463,900	2,621
XenoPort, Inc. (a)	97,200	4,974
		23,477
TOTAL HEALTH CARE		92,741
INDUSTRIALS - 14.3%
Airlines - 0.1%
Northwest Airlines Corp. (a)	153,700	2,064
Building Products - 0.4%
Masco Corp.	88,800	1,660
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - continued
Owens Corning (a)	243,500	$ 4,592
Universal Forest Products, Inc.	5,500	153
		6,405
Commercial Services & Supplies - 4.7%
ACCO Brands Corp. (a)(d)	586,793	8,139
Allied Waste Industries, Inc. (a)	828,400	8,566
Avery Dennison Corp.	9,100	467
CDI Corp.	130,402	2,967
Cenveo, Inc. (a)	320,616	4,822
Consolidated Graphics, Inc. (a)	23,700	1,261
CoStar Group, Inc. (a)	46,181	1,917
EnergySolutions, Inc.	42,500	927
Equifax, Inc.	170,500	5,835
First Advantage Corp. Class A (a)	90,257	1,795
GeoEye, Inc. (a)	150,900	4,559
Manpower, Inc.	88,300	5,007
Monster Worldwide, Inc. (a)	184,100	4,895
R.R. Donnelley & Sons Co.	191,500	6,095
The Brink's Co.	151,583	10,145
Waste Services, Inc. (a)	394,778	3,194
		70,591
Construction & Engineering - 2.2%
Chicago Bridge & Iron Co. NV (NY Shares)	132,000	6,141
Great Lakes Dredge & Dock Corp.	468,852	2,865
Grupo Acciona SA	17,000	4,318
MYR Group, Inc. (a)(e)	74,400	1,042
Outotec Oyj	5,700	315
Shaw Group, Inc. (a)	100,900	6,496
URS Corp. (a)	312,175	12,574
		33,751
Electrical Equipment - 1.7%
Acuity Brands, Inc.	162,100	7,199
Belden, Inc.	132,500	5,207
Cooper Industries Ltd. Class A	10,700	449
Prysmian SpA	304,200	5,946
Superior Essex, Inc. (a)	20,122	571
Vestas Wind Systems AS (a)	59,500	6,031
		25,403
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.4%
Siemens AG (Reg.)	47,700	$ 6,089
Machinery - 2.8%
Accuride Corp. (a)	704,726	5,088
Albany International Corp. Class A	266,400	9,146
Commercial Vehicle Group, Inc. (a)	85,100	797
Eaton Corp.	68,900	5,555
GEA Group AG (a)	52,900	1,727
Ingersoll-Rand Co. Ltd. Class A	148,200	6,204
Navistar International Corp. (a)	131,700	7,434
NGK Insulators Ltd.	31,000	704
Oshkosh Co.	71,100	2,849
PACCAR, Inc.	7,000	304
Sulzer AG (Reg.)	1,434	1,646
		41,454
Marine - 0.3%
Ultrapetrol (Bahamas) Ltd. (a)	337,975	4,732
Road & Rail - 1.2%
J.B. Hunt Transport Services, Inc.	209,700	5,739
Knight Transportation, Inc.	264,800	3,916
Landstar System, Inc.	49,500	2,296
Old Dominion Freight Lines, Inc. (a)	86,398	2,354
P.A.M. Transportation Services, Inc. (a)	227,974	3,306
		17,611
Trading Companies & Distributors - 0.5%
ERIKS Group NV (Certificaten Van Aandelen) unit	23,709	1,678
Rush Enterprises, Inc.:
Class A (a)	386,654	5,730
Class B (a)	30,000	443
		7,851
TOTAL INDUSTRIALS		215,951
INFORMATION TECHNOLOGY - 15.5%
Communications Equipment - 1.4%
Ciena Corp. (a)	52,800	1,364
Comverse Technology, Inc. (a)	333,500	5,493
Dycom Industries, Inc. (a)	197,900	2,264
Finisar Corp. (a)	785,024	1,264
Juniper Networks, Inc. (a)	29,100	780
Powerwave Technologies, Inc. (a)	828,157	2,369
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
RADWARE Ltd. (a)	331,715	$ 4,057
Sycamore Networks, Inc. (a)	1,166,942	4,073
		21,664
Computers & Peripherals - 1.6%
Diebold, Inc.	209,200	5,046
NCR Corp. (a)	580,900	12,873
Western Digital Corp. (a)	220,000	6,791
		24,710
Electronic Equipment & Instruments - 2.9%
Arrow Electronics, Inc. (a)	209,700	6,838
Avnet, Inc. (a)	217,650	7,337
Bell Microproducts, Inc. (a)	766,696	2,568
Ingram Micro, Inc. Class A (a)	29,400	449
Itron, Inc. (a)(d)	161,470	15,393
Jabil Circuit, Inc.	362,011	4,677
Tyco Electronics Ltd.	178,675	5,878
		43,140
Internet Software & Services - 1.9%
Dice Holdings, Inc.	620,270	4,509
Kaboose, Inc. (a)	504,000	1,147
Move, Inc. (a)	4,242,767	10,649
ValueClick, Inc. (a)	199,557	3,853
VeriSign, Inc. (a)	226,300	7,875
		28,033
IT Services - 3.0%
Accenture Ltd. Class A	237,501	8,372
Fiserv, Inc. (a)	113,200	5,957
Global Cash Access Holdings, Inc. (a)	390,329	2,057
Perot Systems Corp. Class A (a)	111,541	1,538
Sapient Corp. (a)	830,198	6,127
Satyam Computer Services Ltd. sponsored ADR	218,200	5,451
SRA International, Inc. Class A (a)	194,000	4,656
Unisys Corp. (a)	2,496,071	10,309
VeriFone Holdings, Inc. (a)	48,600	1,004
		45,471
Semiconductors & Semiconductor Equipment - 3.2%
Altera Corp.	245,900	4,207
AMIS Holdings, Inc. (a)	765,800	5,223
Applied Materials, Inc.	239,724	4,596
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Atmel Corp. (a)	1,973,900	$ 6,415
Cymer, Inc. (a)	34,600	980
Infineon Technologies AG sponsored ADR (a)	434,400	3,506
National Semiconductor Corp.	268,500	4,422
NEC Electronics Corp. (a)	155,000	3,138
ON Semiconductor Corp. (a)	677,000	4,062
Spansion, Inc. Class A (a)	496,967	1,367
Varian Semiconductor Equipment Associates, Inc. (a)	178,900	6,043
Xilinx, Inc.	27,700	619
Zoran Corp. (a)	233,446	3,205
		47,783
Software - 1.5%
CompuGROUP Holding AG (a)	72,800	1,317
Electronic Arts, Inc. (a)	76,400	3,613
EPIQ Systems, Inc. (a)	471,535	6,413
Gameloft (a)	518,044	2,213
Misys PLC	1,875,879	5,524
THQ, Inc. (a)	173,800	3,252
Voltaire Ltd.	18,100	105
		22,437
TOTAL INFORMATION TECHNOLOGY		233,238
MATERIALS - 7.7%
Chemicals - 4.4%
Agrium, Inc.	72,300	5,352
Albemarle Corp.	201,100	7,630
Arkema sponsored ADR (a)	86,400	4,959
Calgon Carbon Corp. (a)	489,906	8,005
Chemtura Corp.	512,400	4,232
H.B. Fuller Co.	239,800	5,455
Innospec, Inc.	249,832	4,682
Minerals Technologies, Inc.	129,089	7,781
Nalco Holding Co.	175,400	3,789
PolyOne Corp. (a)	495,100	3,218
Rockwood Holdings, Inc. (a)	55,600	1,706
Rohm & Haas Co.	37,400	2,005
Spartech Corp.	190,700	2,702
Tronox, Inc. Class A	312,100	1,395
Valspar Corp.	78,857	1,710
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
W.R. Grace & Co. (a)	29,500	$ 626
Zoltek Companies, Inc. (a)	6,500	149
		65,396
Construction Materials - 0.1%
Eagle Materials, Inc.	55,800	1,984
Containers & Packaging - 0.3%
Crown Holdings, Inc. (a)	31,900	795
Rock-Tenn Co. Class A	27,900	749
Temple-Inland, Inc.	240,600	3,303
		4,847
Metals & Mining - 2.8%
AK Steel Holding Corp.	132,500	6,972
Allegheny Technologies, Inc.	36,400	2,816
First Uranium Corp. (a)	503,600	4,048
Kinross Gold Corp. (a)	96,900	2,398
Lihir Gold Ltd. (a)	665,996	2,579
Newcrest Mining Ltd.	118,608	4,124
Quanex Corp.	23,817	1,225
Randgold Resources Ltd. sponsored ADR	57,000	2,943
Shore Gold, Inc. (a)	1,569,100	7,128
Titanium Metals Corp.	275,721	5,685
ZincOx Resources PLC (a)	555,800	2,416
		42,334
Paper & Forest Products - 0.1%
Schweitzer-Mauduit International, Inc.	41,962	964
TOTAL MATERIALS		115,525
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.4%
Cbeyond, Inc. (a)	32,700	536
Cincinnati Bell, Inc. (a)	1,563,660	6,067
Global Crossing Ltd. (a)	403,168	7,785
Qwest Communications International, Inc.	1,237,500	6,683
		21,071
UTILITIES - 6.1%
Electric Utilities - 2.7%
Allegheny Energy, Inc.	93,200	4,722
E.ON AG	31,200	5,850
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Edison International	114,900	$ 5,676
Entergy Corp.	31,400	3,226
Exelon Corp.	33,600	2,515
Pepco Holdings, Inc.	142,300	3,596
PPL Corp.	169,300	7,683
Public Power Corp. of Greece	23,600	1,002
Reliant Energy, Inc. (a)	267,148	6,091
		40,361
Gas Utilities - 0.1%
Equitable Resources, Inc.	29,500	1,818
Independent Power Producers & Energy Traders - 3.0%
AES Corp. (a)	500,400	8,997
Clipper Windpower PLC (a)	589,500	6,923
Constellation Energy Group, Inc.	105,089	9,285
NRG Energy, Inc. (a)	496,124	20,473
		45,678
Multi-Utilities - 0.3%
Public Service Enterprise Group, Inc.	103,900	4,582
TOTAL UTILITIES		92,439
TOTAL COMMON STOCKS (Cost $1,645,615)		1,505,649
Money Market Funds - 5.8%

Fidelity Cash Central Fund, 3.24% (b)	2,181,106	2,181
Fidelity Securities Lending Cash Central Fund, 3.25% (b)(c)	85,276,565	85,277
TOTAL MONEY MARKET FUNDS (Cost $87,458)		87,458
TOTAL INVESTMENT PORTFOLIO - 105.6% (Cost $1,733,073)		1,593,107
NET OTHER ASSETS - (5.6)%		(85,188)
NET ASSETS - 100%		$ 1,507,919
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,759,000 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 10
Fidelity Securities Lending Cash Central Fund	387
Total	$ 397
Other Information

The following is a summary of the inputs used, as of February 29, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,593,107	$ 1,470,461	$ 122,646	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities (Amounts in thousands)
Beginning Balance	$ 717
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	(717)
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At February 29, 2008, the aggregate cost of investment securities for income tax purposes was $1,743,300,000. Net unrealized depreciation aggregated $150,193,000, of which $108,805,000 related to appreciated investment securities and $258,998,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Value Strategies Fund

(A Class of Fidelity® Advisor
Value Strategies Fund)

February 29, 2008

1.814094.103

SOI-QTLY-0408

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.9%
Auto Components - 0.9%
Johnson Controls, Inc.	181,500	$ 5,964
The Goodyear Tire & Rubber Co. (a)	306,700	8,312
		14,276
Automobiles - 0.9%
Fiat SpA	241,900	5,108
Renault SA	78,300	8,365
		13,473
Diversified Consumer Services - 1.1%
H&R Block, Inc.	506,700	9,450
Princeton Review, Inc. (a)	37,250	309
Regis Corp.	205,900	5,158
Service Corp. International	146,400	1,581
		16,498
Hotels, Restaurants & Leisure - 0.9%
IHOP Corp. (d)	149,200	6,830
McCormick & Schmick's Seafood Restaurants (a)	176,200	1,910
Vail Resorts, Inc. (a)	91,000	4,118
		12,858
Household Durables - 2.9%
Black & Decker Corp.	89,100	6,127
Centex Corp.	349,500	7,755
Ethan Allen Interiors, Inc. (d)	170,600	4,647
KB Home	229,600	5,494
Leggett & Platt, Inc.	80,600	1,346
Newell Rubbermaid, Inc.	130,700	2,967
Pulte Homes, Inc.	105,800	1,433
The Stanley Works	121,100	5,878
Whirlpool Corp.	87,700	7,399
		43,046
Leisure Equipment & Products - 1.0%
Brunswick Corp.	345,400	5,627
Eastman Kodak Co.	418,700	7,110
MarineMax, Inc. (a)	147,300	1,809
		14,546
Media - 2.8%
Cinemark Holdings, Inc.	250,800	3,622
Clear Channel Communications, Inc.	238,900	7,645
E.W. Scripps Co. Class A	173,900	7,264
Grupo Televisa SA de CV (CPO) sponsored ADR	305,300	6,717
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Lamar Advertising Co. Class A	41,000	$ 1,563
Live Nation, Inc. (a)	370,839	4,402
News Corp. Class B	271,900	5,196
R.H. Donnelley Corp. (a)(d)	214,300	1,519
Regal Entertainment Group Class A	237,000	4,676
		42,604
Multiline Retail - 0.8%
Sears Holdings Corp. (a)(d)	63,500	6,072
Tuesday Morning Corp.	1,183,100	6,377
		12,449
Specialty Retail - 4.7%
Advance Auto Parts, Inc.	196,800	6,601
Asbury Automotive Group, Inc.	352,541	4,943
Citi Trends, Inc. (a)	350,704	5,089
Collective Brands, Inc. (a)	385,750	6,083
Group 1 Automotive, Inc. (d)	193,900	4,751
Jos. A. Bank Clothiers, Inc. (a)(d)	238,422	5,431
Lithia Motors, Inc. Class A (sub. vtg.)	164,900	1,695
Lowe's Companies, Inc.	65,400	1,568
OfficeMax, Inc.	330,500	7,030
PetSmart, Inc. (d)	301,500	6,491
Ross Stores, Inc.	206,871	5,761
Sherwin-Williams Co.	29,200	1,512
Staples, Inc.	401,300	8,929
The Men's Wearhouse, Inc.	47,500	1,094
Tween Brands, Inc. (a)	124,400	3,682
Williams-Sonoma, Inc.	14,600	341
		71,001
Textiles, Apparel & Luxury Goods - 0.9%
Adidas-Salomon AG	86,800	5,507
Carter's, Inc. (a)(d)	145,700	2,248
Liz Claiborne, Inc.	319,300	5,677
		13,432
TOTAL CONSUMER DISCRETIONARY		254,183
CONSUMER STAPLES - 4.5%
Beverages - 0.7%
Cott Corp. (a)	329,700	754
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Fomento Economico Mexicano SA de CV sponsored ADR	155,400	$ 6,216
Molson Coors Brewing Co. Class B	54,400	2,935
		9,905
Food & Staples Retailing - 1.3%
SUPERVALU, Inc.	208,400	5,471
Sysco Corp.	206,500	5,794
Winn-Dixie Stores, Inc. (a)(d)	550,879	9,007
		20,272
Food Products - 1.7%
Cermaq ASA	332,200	4,470
Chiquita Brands International, Inc. (a)(d)	236,800	4,847
Lighthouse Caledonia ASA (d)	560,079	462
Marine Harvest ASA (a)(d)	13,139,000	7,783
TreeHouse Foods, Inc. (a)	234,034	5,189
Tyson Foods, Inc. Class A	214,600	3,092
		25,843
Household Products - 0.5%
Energizer Holdings, Inc. (a)	88,000	8,169
Personal Products - 0.3%
Bare Escentuals, Inc. (a)(d)	158,400	4,337
TOTAL CONSUMER STAPLES		68,526
ENERGY - 12.2%
Energy Equipment & Services - 2.5%
Expro International Group PLC	330,600	8,210
Grey Wolf, Inc. (a)	774,392	4,801
National Oilwell Varco, Inc. (a)	137,300	8,554
Parker Drilling Co. (a)	229,700	1,523
Patterson-UTI Energy, Inc.	157,600	3,740
Petroleum Geo-Services ASA	312,100	7,487
Pride International, Inc. (a)	49,000	1,737
Subsea 7, Inc. (a)	113,400	2,516
		38,568
Oil, Gas & Consumable Fuels - 9.7%
Arch Coal, Inc.	164,700	8,415
Aurora Oil & Gas Corp. (a)	342,440	226
Boardwalk Pipeline Partners, LP	83,650	1,984
Cabot Oil & Gas Corp.	368,918	18,354
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Canadian Natural Resources Ltd.	86,700	$ 6,499
Chesapeake Energy Corp.	165,500	7,484
Cimarex Energy Co.	33,300	1,755
CONSOL Energy, Inc.	19,300	1,466
Copano Energy LLC	152,813	5,570
El Paso Pipeline Partners LP	66,100	1,549
Energy Transfer Equity LP	75,900	2,524
EXCO Resources, Inc. (a)	432,124	7,497
Forest Oil Corp. (a)	136,700	6,743
Hess Corp.	105,800	9,858
Holly Corp.	50,200	2,680
International Coal Group, Inc. (a)	73,533	457
James River Coal Co. (a)	50,600	857
Niko Resources Ltd.	22,700	2,134
NuStar GP Holdings LLC	108,069	2,933
OPTI Canada, Inc. (a)	230,400	4,051
Petrohawk Energy Corp. (a)	488,330	8,829
Quicksilver Gas Services LP	174,665	4,204
Ship Finance International Ltd. (NY Shares)	103,600	2,677
Southwestern Energy Co. (a)	111,800	7,293
Teekay Corp.	43,700	1,878
Tesoro Corp.	107,800	4,004
Ultra Petroleum Corp. (a)	220,200	17,279
Valero Energy Corp.	118,200	6,828
		146,028
TOTAL ENERGY		184,596
FINANCIALS - 15.1%
Capital Markets - 2.5%
Ameriprise Financial, Inc.	63,900	3,236
Cohen & Steers, Inc. (d)	24,200	609
Fortress Investment Group LLC	104,600	1,464
Gluskin Sheff + Associates, Inc.	69,300	1,486
Janus Capital Group, Inc.	206,300	4,997
Julius Baer Holding AG	73,063	5,395
KBW, Inc. (a)	7,000	150
KKR Private Equity Investors, LP	335,853	4,954
Legg Mason, Inc.	86,300	5,699
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Lehman Brothers Holdings, Inc.	164,600	$ 8,393
MF Global Ltd.	62,500	1,097
		37,480
Commercial Banks - 1.6%
Associated Banc-Corp.	107,300	2,674
CVB Financial Corp.	189,600	1,742
First Merchants Corp.	26,100	705
First Midwest Bancorp, Inc., Delaware	10,700	279
IBERIABANK Corp.	6,500	289
Intervest Bancshares Corp. Class A	54,192	721
PNC Financial Services Group, Inc.	94,000	5,774
Renasant Corp.	31,642	666
Sterling Financial Corp., Washington	117,526	1,750
Sumitomo Mitsui Financial Group, Inc.	143	1,033
UCBH Holdings, Inc.	407,255	4,598
UnionBanCal Corp.	52,000	2,422
Wintrust Financial Corp.	54,500	1,839
		24,492
Consumer Finance - 0.1%
Capital One Financial Corp.	18,900	870
Discover Financial Services	62,000	936
		1,806
Diversified Financial Services - 1.1%
Bursa Malaysia Bhd	420,300	1,473
JPMorgan Chase & Co.	139,300	5,663
KKR Financial Holdings LLC	243,291	3,501
Maiden Holdings Ltd. (e)	89,600	717
MarketAxess Holdings, Inc. (a)	576,061	5,398
		16,752
Insurance - 3.1%
American International Group, Inc.	157,556	7,383
American Safety Insurance Group Ltd. (a)	272,451	5,217
Argo Group International Holdings, Ltd. (a)	147,287	5,511
Everest Re Group Ltd.	71,500	6,927
Genworth Financial, Inc. Class A (non-vtg.)	85,200	1,975
LandAmerica Financial Group, Inc.	62,200	2,290
National Financial Partners Corp. (d)	93,600	2,225
Principal Financial Group, Inc.	137,000	7,567
Stewart Information Services Corp.	25,700	765
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
United America Indemnity Ltd. Class A (a)	251,340	$ 4,715
XL Capital Ltd. Class A	56,500	2,037
		46,612
Real Estate Investment Trusts - 2.5%
Alexandria Real Estate Equities, Inc.	84,401	7,748
Corporate Office Properties Trust (SBI)	152,400	4,670
Developers Diversified Realty Corp.	78,900	3,042
General Growth Properties, Inc.	115,700	4,085
Highwoods Properties, Inc. (SBI)	53,300	1,571
Home Properties, Inc.	113,100	5,205
Potlatch Corp.	84,700	3,496
Simon Property Group, Inc.	10,600	888
SL Green Realty Corp.	56,400	5,161
Taubman Centers, Inc.	18,500	902
Vornado Realty Trust	15,500	1,295
		38,063
Real Estate Management & Development - 1.6%
CB Richard Ellis Group, Inc. Class A (a)	665,100	13,342
Forestar Real Estate Group, Inc. (a)	142,333	3,470
The St. Joe Co. (d)	170,471	6,555
		23,367
Thrifts & Mortgage Finance - 2.6%
Downey Financial Corp. (d)	73,700	1,930
Encore Bancshares, Inc.	16,394	301
Fannie Mae	317,700	8,784
FirstFed Financial Corp. (a)(d)	209,300	6,541
Freddie Mac	168,300	4,238
MGIC Investment Corp. (d)	231,400	3,427
New York Community Bancorp, Inc. (d)	449,100	7,334
Washington Federal, Inc.	275,400	6,252
		38,807
TOTAL FINANCIALS		227,379
HEALTH CARE - 6.1%
Biotechnology - 0.8%
Cubist Pharmaceuticals, Inc. (a)	85,100	1,549
GTx, Inc. (a)(d)	166,407	2,724
MannKind Corp. (a)(d)	471,597	3,334
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Theravance, Inc. (a)	259,320	$ 4,266
Vertex Pharmaceuticals, Inc. (a)	20,500	359
		12,232
Health Care Equipment & Supplies - 1.1%
Align Technology, Inc. (a)	65,600	810
Covidien Ltd.	117,575	5,031
Hillenbrand Industries, Inc.	129,800	6,811
Integra LifeSciences Holdings Corp. (a)	82,900	3,435
		16,087
Health Care Providers & Services - 2.2%
Capital Senior Living Corp. (a)	321,545	2,424
Emeritus Corp. (a)	245,051	5,425
Health Management Associates, Inc. Class A	145,000	776
HealthSouth Corp. (a)(d)	342,300	5,504
Henry Schein, Inc. (a)	68,197	4,080
Universal American Financial Corp. (a)	390,163	6,703
Universal Health Services, Inc. Class B	102,600	5,481
VCA Antech, Inc. (a)	74,200	2,383
		32,776
Health Care Technology - 0.3%
HLTH Corp. (a)	355,400	4,208
Life Sciences Tools & Services - 0.2%
AMAG Pharmaceuticals, Inc. (a)	90,500	3,961
Pharmaceuticals - 1.5%
Alpharma, Inc. Class A (a)(d)	395,500	9,959
Barr Pharmaceuticals, Inc. (a)	125,617	5,923
BioForm Medical, Inc.	463,900	2,621
XenoPort, Inc. (a)	97,200	4,974
		23,477
TOTAL HEALTH CARE		92,741
INDUSTRIALS - 14.3%
Airlines - 0.1%
Northwest Airlines Corp. (a)	153,700	2,064
Building Products - 0.4%
Masco Corp.	88,800	1,660
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - continued
Owens Corning (a)	243,500	$ 4,592
Universal Forest Products, Inc.	5,500	153
		6,405
Commercial Services & Supplies - 4.7%
ACCO Brands Corp. (a)(d)	586,793	8,139
Allied Waste Industries, Inc. (a)	828,400	8,566
Avery Dennison Corp.	9,100	467
CDI Corp.	130,402	2,967
Cenveo, Inc. (a)	320,616	4,822
Consolidated Graphics, Inc. (a)	23,700	1,261
CoStar Group, Inc. (a)	46,181	1,917
EnergySolutions, Inc.	42,500	927
Equifax, Inc.	170,500	5,835
First Advantage Corp. Class A (a)	90,257	1,795
GeoEye, Inc. (a)	150,900	4,559
Manpower, Inc.	88,300	5,007
Monster Worldwide, Inc. (a)	184,100	4,895
R.R. Donnelley & Sons Co.	191,500	6,095
The Brink's Co.	151,583	10,145
Waste Services, Inc. (a)	394,778	3,194
		70,591
Construction & Engineering - 2.2%
Chicago Bridge & Iron Co. NV (NY Shares)	132,000	6,141
Great Lakes Dredge & Dock Corp.	468,852	2,865
Grupo Acciona SA	17,000	4,318
MYR Group, Inc. (a)(e)	74,400	1,042
Outotec Oyj	5,700	315
Shaw Group, Inc. (a)	100,900	6,496
URS Corp. (a)	312,175	12,574
		33,751
Electrical Equipment - 1.7%
Acuity Brands, Inc.	162,100	7,199
Belden, Inc.	132,500	5,207
Cooper Industries Ltd. Class A	10,700	449
Prysmian SpA	304,200	5,946
Superior Essex, Inc. (a)	20,122	571
Vestas Wind Systems AS (a)	59,500	6,031
		25,403
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.4%
Siemens AG (Reg.)	47,700	$ 6,089
Machinery - 2.8%
Accuride Corp. (a)	704,726	5,088
Albany International Corp. Class A	266,400	9,146
Commercial Vehicle Group, Inc. (a)	85,100	797
Eaton Corp.	68,900	5,555
GEA Group AG (a)	52,900	1,727
Ingersoll-Rand Co. Ltd. Class A	148,200	6,204
Navistar International Corp. (a)	131,700	7,434
NGK Insulators Ltd.	31,000	704
Oshkosh Co.	71,100	2,849
PACCAR, Inc.	7,000	304
Sulzer AG (Reg.)	1,434	1,646
		41,454
Marine - 0.3%
Ultrapetrol (Bahamas) Ltd. (a)	337,975	4,732
Road & Rail - 1.2%
J.B. Hunt Transport Services, Inc.	209,700	5,739
Knight Transportation, Inc.	264,800	3,916
Landstar System, Inc.	49,500	2,296
Old Dominion Freight Lines, Inc. (a)	86,398	2,354
P.A.M. Transportation Services, Inc. (a)	227,974	3,306
		17,611
Trading Companies & Distributors - 0.5%
ERIKS Group NV (Certificaten Van Aandelen) unit	23,709	1,678
Rush Enterprises, Inc.:
Class A (a)	386,654	5,730
Class B (a)	30,000	443
		7,851
TOTAL INDUSTRIALS		215,951
INFORMATION TECHNOLOGY - 15.5%
Communications Equipment - 1.4%
Ciena Corp. (a)	52,800	1,364
Comverse Technology, Inc. (a)	333,500	5,493
Dycom Industries, Inc. (a)	197,900	2,264
Finisar Corp. (a)	785,024	1,264
Juniper Networks, Inc. (a)	29,100	780
Powerwave Technologies, Inc. (a)	828,157	2,369
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
RADWARE Ltd. (a)	331,715	$ 4,057
Sycamore Networks, Inc. (a)	1,166,942	4,073
		21,664
Computers & Peripherals - 1.6%
Diebold, Inc.	209,200	5,046
NCR Corp. (a)	580,900	12,873
Western Digital Corp. (a)	220,000	6,791
		24,710
Electronic Equipment & Instruments - 2.9%
Arrow Electronics, Inc. (a)	209,700	6,838
Avnet, Inc. (a)	217,650	7,337
Bell Microproducts, Inc. (a)	766,696	2,568
Ingram Micro, Inc. Class A (a)	29,400	449
Itron, Inc. (a)(d)	161,470	15,393
Jabil Circuit, Inc.	362,011	4,677
Tyco Electronics Ltd.	178,675	5,878
		43,140
Internet Software & Services - 1.9%
Dice Holdings, Inc.	620,270	4,509
Kaboose, Inc. (a)	504,000	1,147
Move, Inc. (a)	4,242,767	10,649
ValueClick, Inc. (a)	199,557	3,853
VeriSign, Inc. (a)	226,300	7,875
		28,033
IT Services - 3.0%
Accenture Ltd. Class A	237,501	8,372
Fiserv, Inc. (a)	113,200	5,957
Global Cash Access Holdings, Inc. (a)	390,329	2,057
Perot Systems Corp. Class A (a)	111,541	1,538
Sapient Corp. (a)	830,198	6,127
Satyam Computer Services Ltd. sponsored ADR	218,200	5,451
SRA International, Inc. Class A (a)	194,000	4,656
Unisys Corp. (a)	2,496,071	10,309
VeriFone Holdings, Inc. (a)	48,600	1,004
		45,471
Semiconductors & Semiconductor Equipment - 3.2%
Altera Corp.	245,900	4,207
AMIS Holdings, Inc. (a)	765,800	5,223
Applied Materials, Inc.	239,724	4,596
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Atmel Corp. (a)	1,973,900	$ 6,415
Cymer, Inc. (a)	34,600	980
Infineon Technologies AG sponsored ADR (a)	434,400	3,506
National Semiconductor Corp.	268,500	4,422
NEC Electronics Corp. (a)	155,000	3,138
ON Semiconductor Corp. (a)	677,000	4,062
Spansion, Inc. Class A (a)	496,967	1,367
Varian Semiconductor Equipment Associates, Inc. (a)	178,900	6,043
Xilinx, Inc.	27,700	619
Zoran Corp. (a)	233,446	3,205
		47,783
Software - 1.5%
CompuGROUP Holding AG (a)	72,800	1,317
Electronic Arts, Inc. (a)	76,400	3,613
EPIQ Systems, Inc. (a)	471,535	6,413
Gameloft (a)	518,044	2,213
Misys PLC	1,875,879	5,524
THQ, Inc. (a)	173,800	3,252
Voltaire Ltd.	18,100	105
		22,437
TOTAL INFORMATION TECHNOLOGY		233,238
MATERIALS - 7.7%
Chemicals - 4.4%
Agrium, Inc.	72,300	5,352
Albemarle Corp.	201,100	7,630
Arkema sponsored ADR (a)	86,400	4,959
Calgon Carbon Corp. (a)	489,906	8,005
Chemtura Corp.	512,400	4,232
H.B. Fuller Co.	239,800	5,455
Innospec, Inc.	249,832	4,682
Minerals Technologies, Inc.	129,089	7,781
Nalco Holding Co.	175,400	3,789
PolyOne Corp. (a)	495,100	3,218
Rockwood Holdings, Inc. (a)	55,600	1,706
Rohm & Haas Co.	37,400	2,005
Spartech Corp.	190,700	2,702
Tronox, Inc. Class A	312,100	1,395
Valspar Corp.	78,857	1,710
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
W.R. Grace & Co. (a)	29,500	$ 626
Zoltek Companies, Inc. (a)	6,500	149
		65,396
Construction Materials - 0.1%
Eagle Materials, Inc.	55,800	1,984
Containers & Packaging - 0.3%
Crown Holdings, Inc. (a)	31,900	795
Rock-Tenn Co. Class A	27,900	749
Temple-Inland, Inc.	240,600	3,303
		4,847
Metals & Mining - 2.8%
AK Steel Holding Corp.	132,500	6,972
Allegheny Technologies, Inc.	36,400	2,816
First Uranium Corp. (a)	503,600	4,048
Kinross Gold Corp. (a)	96,900	2,398
Lihir Gold Ltd. (a)	665,996	2,579
Newcrest Mining Ltd.	118,608	4,124
Quanex Corp.	23,817	1,225
Randgold Resources Ltd. sponsored ADR	57,000	2,943
Shore Gold, Inc. (a)	1,569,100	7,128
Titanium Metals Corp.	275,721	5,685
ZincOx Resources PLC (a)	555,800	2,416
		42,334
Paper & Forest Products - 0.1%
Schweitzer-Mauduit International, Inc.	41,962	964
TOTAL MATERIALS		115,525
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.4%
Cbeyond, Inc. (a)	32,700	536
Cincinnati Bell, Inc. (a)	1,563,660	6,067
Global Crossing Ltd. (a)	403,168	7,785
Qwest Communications International, Inc.	1,237,500	6,683
		21,071
UTILITIES - 6.1%
Electric Utilities - 2.7%
Allegheny Energy, Inc.	93,200	4,722
E.ON AG	31,200	5,850
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Edison International	114,900	$ 5,676
Entergy Corp.	31,400	3,226
Exelon Corp.	33,600	2,515
Pepco Holdings, Inc.	142,300	3,596
PPL Corp.	169,300	7,683
Public Power Corp. of Greece	23,600	1,002
Reliant Energy, Inc. (a)	267,148	6,091
		40,361
Gas Utilities - 0.1%
Equitable Resources, Inc.	29,500	1,818
Independent Power Producers & Energy Traders - 3.0%
AES Corp. (a)	500,400	8,997
Clipper Windpower PLC (a)	589,500	6,923
Constellation Energy Group, Inc.	105,089	9,285
NRG Energy, Inc. (a)	496,124	20,473
		45,678
Multi-Utilities - 0.3%
Public Service Enterprise Group, Inc.	103,900	4,582
TOTAL UTILITIES		92,439
TOTAL COMMON STOCKS (Cost $1,645,615)		1,505,649
Money Market Funds - 5.8%

Fidelity Cash Central Fund, 3.24% (b)	2,181,106	2,181
Fidelity Securities Lending Cash Central Fund, 3.25% (b)(c)	85,276,565	85,277
TOTAL MONEY MARKET FUNDS (Cost $87,458)		87,458
TOTAL INVESTMENT PORTFOLIO - 105.6% (Cost $1,733,073)		1,593,107
NET OTHER ASSETS - (5.6)%		(85,188)
NET ASSETS - 100%		$ 1,507,919
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,759,000 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 10
Fidelity Securities Lending Cash Central Fund	387
Total	$ 397
Other Information

The following is a summary of the inputs used, as of February 29, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,593,107	$ 1,470,461	$ 122,646	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities (Amounts in thousands)
Beginning Balance	$ 717
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	(717)
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At February 29, 2008, the aggregate cost of investment securities for income tax purposes was $1,743,300,000. Net unrealized depreciation aggregated $150,193,000, of which $108,805,000 related to appreciated investment securities and $258,998,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Real Estate High
Income Fund

February 29, 2008

1.814099.103

REHI-QTLY-0408

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 5.5%
		Principal Amount (c)	Value
Convertible Bonds - 0.6%
Homebuilding/Real Estate - 0.6%
American Financial Realty Trust 4.375% 7/15/24		$ 1,500,000	$ 1,471,875
Anthracite Capital, Inc. 11.75% 9/1/27 (d)		1,500,000	1,249,950
			2,721,825
Nonconvertible Bonds - 4.9%
Diversified Financial Services - 0.2%
Wrightwood Capital LLC 9% 6/1/14 (d)		1,000,000	915,000
Food and Drug Retail - 0.2%
Stater Brothers Holdings, Inc. 8.125% 6/15/12		1,000,000	990,000
Healthcare - 1.0%
Senior Housing Properties Trust 7.875% 4/15/15		1,395,000	1,401,975
Skilled Healthcare Group, Inc. 11% 1/15/14		1,540,000	1,617,000
Ventas Realty LP 6.75% 4/1/17		1,190,000	1,172,150
			4,191,125
Homebuilding/Real Estate - 2.6%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		750,000	705,000
8.125% 6/1/12		975,000	962,813
Forest City Enterprises, Inc.:
6.5% 2/1/17		500,000	440,000
7.625% 6/1/15		500,000	460,000
Highwoods/Forsyth LP 5.85% 3/15/17		1,000,000	840,000
HMB Capital Trust V 8.5906% 12/15/36 (b)(d)(f)		1,000,000	10,000
iStar Financial, Inc. 5.15% 3/1/12		4,000,000	3,130,000
Nationwide Health Properties, Inc. 6% 5/20/15		1,000,000	971,353
Rouse Co. 5.375% 11/26/13		2,100,000	1,708,377
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (d)		2,850,000	2,451,000
			11,678,543
Hotels - 0.6%
Times Square Hotel Trust 8.528% 8/1/26 (d)		2,516,609	2,768,270
Restaurants - 0.3%
Landry's Restaurants, Inc. 9.5% 12/15/14		1,250,000	1,206,250
TOTAL NONCONVERTIBLE BONDS			21,749,188
TOTAL CORPORATE BONDS (Cost $27,447,426)			24,471,013
Asset-Backed Securities - 7.2%
		Principal Amount (c)	Value
Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M9, 5.635% 10/25/34 (d)(f)		$ 610,397	$ 42,728
Anthracite CDO I Ltd. Series 2002-CIBA Class E, 9.314% 5/24/37 (d)		1,500,000	1,421,250
Argent Securities, Inc. Series 2004-W9 Class M7, 6.1763% 6/26/34 (f)		349,117	191,093
Atherton Franchise Loan Funding LLP:
Series 1998-A Class E, 8.25% 5/15/20 (d)(e)		1,500,000	150,000
Series 1998-A Class F, 7.44% 11/15/14 (b)(d)		843,637	84
Capital Trust RE CDO Ltd. Series 2005-1A:
Class D, 4.6138% 3/20/50 (d)(f)		750,000	508,350
Class E, 5.2138% 3/20/50 (d)(f)		3,000,000	1,500,000
Concord Real Estate CDO Ltd./LLC Series 2006-1A Class E, 4.335% 12/25/46 (d)(f)		950,000	332,500
Countrywide Home Loan Trust Series 2006-BC2N Class N, 6.5% 2/25/47 (d)		344,423	10,333
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (d)		5,170,000	3,436,900
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (d)		4,100,000	2,754,002
Crest G-Star Ltd. Series 2001-2A Class C, 10% 2/25/32 (d)		1,330,000	1,059,527
Crest Ltd.:
Series 2000-1A Class D, 10% 8/31/36 (d)		2,200,000	1,561,597
Series 2004-1A Class H1, 6.9338% 1/28/40 (d)(f)		2,150,000	1,109,265
Fairfield Street Solar Corp. Series 2004-1A:
Class E1, 6.455% 11/28/39 (d)(f)		1,000,000	501,231
Class F, 7.955% 11/28/39 (d)(f)		1,050,000	482,968
G-Star Ltd. Series 2002-1A Class C, 8% 4/25/37 (d)		4,500,000	3,870,000
Gramercy Real Estate CDO Ltd. Series 2005-1A Class H, 5.3313% 7/25/35 (d)(f)		1,700,000	1,190,581
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 5.635% 6/25/35 (f)(g)		1,070,000	332,109
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 4.785% 9/25/46 (d)(f)		1,580,000	474,000
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 4.685% 8/26/30 (d)(f)		$ 550,000	$ 362,780
Class E, 5.135% 8/26/30 (d)(f)		1,055,000	656,037
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (d)		990,000	4,950
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (d)		1,000,000	852,813
Lenox Ltd. Series 2007-1 0% 3/4/45 (d)(f)		1,865,000	778,796
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (d)		906,885	9,069
Merit Securities Corp. Series 13 Class M1, 8.63% 12/28/33		1,665,000	1,515,150
N-Star Real Estate CDO Ltd. Series 1A Class B1, 4.765% 8/28/38 (d)(f)		3,635,000	3,035,225
Park Place Securities, Inc.:
Series 2004-WHQ2 Class M10, 5.635% 2/25/35 (d)(f)		957,405	323,891
Series 2005-WHQ1 Class M10, 5.635% 3/25/35 (d)(f)		1,665,000	752,262
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		636,994	455,451
Resource Real Estate Funding CDO Series 2007-1A Class J, 6.085% 9/1/46 (d)(f)		1,190,000	520,358
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 5.635% 3/25/36 (d)(f)		300,000	19,894
Taberna Preferred Funding III Ltd. Series 2005-3A:
Class D, 5.745% 2/5/36 (d)(f)		1,960,000	294,000
Class E, 7.595% 2/5/36 (d)(f)		515,945	77,392
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IV, 6.84% 5/22/37 (d)		2,787,000	1,605,872
TOTAL ASSET-BACKED SECURITIES (Cost $53,063,753)			32,192,458
Collateralized Mortgage Obligations - 9.5%

Private Sponsor - 9.1%
Banc of America Large Loan, Inc. floater Series 2003-BBA2 Class L, 7.0713% 11/15/15 (d)(f)		2,905,000	2,896,630
Countrywide Home Loans, Inc. Series 2005-R3:
Class B3, 5.5% 9/25/35 (d)(f)		647,074	169,922
Class B4, 5.5% 9/25/35 (d)(f)		550,538	99,731
Class B5, 5.5% 9/25/35 (d)(f)		193,379	3,868

		Principal Amount (c)	Value
Countrywide Home Loans, Inc.:
Series 2002-R1:
Class B3, 6.61% 7/25/32 (d)(f)		$ 797,648	$ 350,224
Class B4, 6.61% 7/25/32 (d)(f)		1,597,757	526,158
Class B5, 6.61% 7/25/32 (d)(f)		148,591	2,972
Series 2002-R2 Class 2B4, 6.5492% 7/25/33 (d)(f)		129,353	28,532
Series 2002-R3:
Class B3, 5.75% 8/25/43 (d)		744,120	305,680
Class B4, 5.75% 8/25/43 (d)		423,344	123,195
Class B5, 5.75% 8/25/43 (d)		320,902	9,627
Series 2003-40:
Class B3, 4.5% 10/25/18 (d)		192,089	142,717
Class B4, 4.5% 10/25/18 (d)		76,835	56,821
Class B5, 4.5% 10/25/18 (d)		261,211	109,518
Series 2003-50:
Class B4, 5% 11/25/18 (d)		232,236	175,566
Class B5, 5% 11/25/18 (d)		232,236	92,894
Series 2003-R1:
Class 2B4, 6.4882% 2/25/43 (d)(f)		101,742	21,030
Class 2B5, 6.4882% 2/25/43 (d)(f)		370,568	29,258
Series 2003-R2 Class B3, 5.5% 5/25/43 (d)		722,178	231,521
Series 2003-R3 Class B3, 5.5% 11/25/33 (d)		683,731	165,134
Series 2004-R1:
Class 1B3, 5.5% 11/25/34 (d)(f)		992,994	133,879
Class 1B4, 5.5% 11/25/34 (d)(f)		150,580	3,012
Credit Suisse First Boston Mortgage Acceptance Corp. Series 2004-6 Class B4, 4.7565% 9/25/19 (d)(f)		164,011	118,818
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2002-26:
Class 4B3, 7% 10/25/17		281,327	182,862
Class 4B4, 7% 10/25/17		84,585	38,063
Class 4B5, 7% 10/25/17 (d)		149,297	29,859
Class 4B6, 7% 10/25/17 (d)		8,990	450
Series 2004-5:
Class CB5, 5.0644% 8/25/19 (d)(f)		159,012	102,770
Class CB6, 5.0644% 8/25/19 (d)(f)		105,483	29,008
Series 2005-10 Class CB5, 5.1939% 11/25/20 (d)(f)		280,254	102,013
Series 2005-2 Class CB4, 5.2182% 3/25/35 (d)(f)		691,291	124,432
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Diversified REIT Trust:
Series 1999-1A:
Class F, 6.78% 3/18/11 (d)(f)		$ 1,936,600	$ 1,937,985
Class G, 6.78% 3/18/11 (d)(f)		2,425,400	2,439,136
Class H, 6.78% 3/18/11 (d)(f)		1,390,000	1,390,019
Series 2000-1A:
Class F, 6.971% 3/8/10 (d)		1,170,000	1,143,254
Class G, 6.971% 3/8/10 (d)		1,335,000	1,292,494
Class H, 6.971% 3/8/10 (d)		1,835,000	1,760,279
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36 (d)		3,836,000	1,526,621
GMAC Mortgage Loan Trust Series 2003-J4 Class B1, 4.75% 9/25/18 (d)		229,239	192,007
Nomura Asset Acceptance Corp. Series 2001-R1A:
Class B1, 7% 2/19/30 (d)		518,914	453,371
Class B2, 7% 2/19/30 (d)		444,784	159,510
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B9, 15.115% 7/10/35 (d)(f)		1,595,162	1,690,747
Series 2005-A Class B6, 5.165% 3/10/37 (d)(f)		764,317	516,571
Series 2006-B Class B6, 4.8213% 6/15/38 (d)(f)		1,167,200	840,156
Residential Funding Securities Corp. Series 2002-RM1 Class BI2, 5.5% 12/25/17 (d)		152,949	127,855
RESIX Finance Ltd. floater:
Series 2003-D Class B9, 14.665% 12/10/35 (d)(f)		459,728	488,281
Series 2004-A:
Class B7, 7.415% 2/10/36 (d)(f)		468,886	390,970
Class B9, 12.165% 2/10/36 (d)(f)		763,346	690,471
Series 2004-B:
Class B8, 7.915% 2/10/36 (d)(f)		390,597	299,264
Class B9, 11.415% 2/10/36 (d)(f)		662,887	569,565
Series 2004-C:
Class B7, 6.665% 9/10/36 (d)(f)		1,993,240	1,576,839
Class B8, 7.415% 9/10/36 (d)(f)		1,774,932	1,334,458
Class B9, 10.165% 9/10/36 (f)		664,413	545,156
Series 2005-A:
Class B10, 11.665% 3/10/37 (d)(f)		477,698	298,244
Class B7, 6.165% 3/10/37 (d)(f)		1,433,094	974,000

		Principal Amount (c)	Value
Class B9, 8.915% 3/10/37 (d)(f)		$ 1,664,299	$ 1,033,556
Series 2005-B:
Class B7, 6.265% 6/10/37 (d)(f)		1,704,969	1,169,902
Class B8, 7.065% 6/10/37 (d)(f)		587,267	377,938
Class B9, 8.915% 6/10/37 (d)(f)		568,323	356,467
Series 2005-C:
Class B7, 6.265% 9/10/37 (d)(f)		1,775,467	1,191,852
Class B8, 6.915% 9/10/37 (d)(f)		1,025,718	637,829
Class B9, 8.865% 9/10/37 (d)(f)		1,678,975	1,025,224
Series 2005-D:
Class B7, 7.3713% 12/15/37 (d)(f)		1,625,769	1,167,315
Class B8, 8.8713% 12/15/37 (d)(f)		1,338,868	937,260
Series 2006-A:
Class B7, 6.6213% 3/15/38 (d)(f)		1,046,863	687,822
Class B8, 6.9713% 3/15/38 (d)(f)		671,940	400,356
Class B9, 8.6213% 3/15/38 (d)(f)		418,745	238,538
Series 2006-B Class B7, 6.9713% 7/15/38 (d)(f)		1,206,766	913,654
Series 2007-A Class B10, 7.8713% 2/15/39 (d)(f)		1,589,505	901,610
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 7.595% 12/5/36 (d)(f)		3,125,784	312,578
Wells Fargo Mortgage Backed Securities Trust Series 2003-3 Class 2B4, 5.25% 4/25/33 (d)		371,641	296,089
TOTAL PRIVATE SPONSOR			40,691,407
U.S. Government Agency - 0.4%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates:
Class B3, 7% 9/25/41 (g)		707,116	293,332
Class B4, 7% 9/25/41 (g)		387,249	135,702
Class B5, 7% 9/25/41 (g)		504,803	27,764
Series 2002-W1 subordinate REMIC pass thru certificates:
Class 3B3, 6.2583% 2/25/42 (d)(f)		148,081	80,810
Class 3B5, 6.2583% 2/25/42 (d)(f)		138,513	10,441
Class B4, 6% 2/25/42 (d)		1,044,854	266,907
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
U.S. Government Agency - continued
Fannie Mae REMIC Trust: - continued
Series 2002-W6 subordinate REMIC pass thru certificates, Class 3B4, 6.3836% 1/25/42 (d)(f)		$ 123,198	$ 37,024
Series 2003-W1 subordinate REMIC pass thru certificates:
Class B3, 5.75% 12/25/42 (g)		2,293,581	645,342
Class B4, 5.75% 12/25/42 (g)		1,403,399	282,394
Class B5, 5.75% 12/25/42 (g)		727,913	23,657
Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 6.4389% 6/25/43 (f)(g)		370,814	142,328
Class 2B5, 6.4389% 6/25/43 (f)(g)		354,618	27,890
TOTAL U.S. GOVERNMENT AGENCY			1,973,591
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $60,682,643)			42,664,998
Commercial Mortgage Securities - 65.3%

Asset Securitization Corp.:
Series 1996-D2 Class B1A, 9.12% 2/14/29 (d)(f)		1,895,000	1,895,000
Series 1997-D4 Class B5, 7.525% 4/14/29		4,476,925	3,776,706
Series 1997-MD7 Class A4, 8.1667% 1/13/30 (f)		1,018,285	1,014,466
Banc of America Commercial Mortgage, Inc.:
Series 2003-2:
Class BWF, 7.55% 10/11/37 (d)		1,238,837	1,433,940
Class BWG, 8.155% 10/11/37 (d)		988,667	1,173,142
Class BWK, 10.676% 10/11/37 (d)		671,602	878,354
Class BWL, 10.1596% 10/11/37 (d)		1,449,372	1,859,559
Series 2004-4:
Class K, 4.637% 7/10/42 (d)(f)		1,650,000	1,514,133
Class L, 4.637% 7/10/42 (d)(f)		1,690,000	1,141,542
Series 2005-4 Class H, 5.3266% 7/10/45 (d)(f)		525,000	387,500
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 5.1213% 3/15/22 (d)(f)		2,310,000	2,244,112

		Principal Amount (c)	Value
Bear Stearns Commercial Mortgage Securities Trust:
Series 1998-C1 Class F, 6% 6/16/30 (d)		$ 600,000	$ 522,882
Series 1999-C1:
Class H, 5.64% 2/14/31 (d)		1,475,030	1,085,062
Class I, 5.64% 2/14/31 (d)		3,200,000	912,000
Series 2007-BBA8 Class L, 5.0213% 3/15/22 (d)(f)		3,703,000	2,332,890
Beckman Coulter, Inc. sequential pay Series 2000-A Class A, 7.4975% 12/15/18 (d)		4,696,000	4,470,705
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 14.2154% 8/1/24 (d)(f)		136,955	116,412
BKB Commercial Mortgage Trust weighted average coupon Series 1997-C1 Class H, 5.2855% 10/25/22 (d)(f)		82,488	32,980
Chase Commercial Mortgage Securities Corp.:
Series 1998-1:
Class F, 6.56% 5/18/30 (d)		2,500,000	2,441,950
Class H, 6.34% 5/18/30 (d)		2,000,000	1,433,080
Series 1998-2 Class J, 6.39% 11/18/30 (d)		3,352,764	838,191
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (d)		4,000,000	3,744,592
COMM pass-thru certificates Series 2001-J2A Class F, 7.1575% 7/16/34 (d)(f)		1,520,000	1,261,782
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (d)		5,380,000	4,937,894
Series 1999-C2:
Class G, 6% 11/17/32		4,575,000	3,883,077
Class H, 6% 11/17/32		4,372,000	3,396,651
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 1997-C2 Class H, 7.46% 1/17/35 (d)(f)		3,190,000	1,879,497
Series 1998-C1:
Class F, 6% 5/17/40 (d)		12,000,000	8,640,000
Class H, 6% 5/17/40 (d)		3,600,000	1,260,000
Series 1998-C2:
Class F, 6.75% 11/11/30 (d)		4,000,000	3,925,252
Class G, 6.75% 11/11/30 (d)		1,065,000	937,810
Series 2001-CK6 Class NW, 6.08% 8/15/36 (g)		2,011,601	1,380,610
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (d)(f)		6,026,000	5,296,288
Series 2003-C3 Class J, 4.231% 5/15/38 (d)		2,400,000	1,599,223
Series 2004-CBN1 Class A, 10.633% 8/15/08 (d)		2,112,956	2,052,420
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Series 2004-TF2A Class AX, 0% 11/15/19 (a)(d)(f)		$ 3,186,451	$ 637
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1 Class L, 5.0213% 2/15/22 (d)(f)		2,385,000	1,597,950
Credit Suisse/Morgan Stanley Commercial Mortgage Trust Series 2006-HC1A Class K, 4.5983% 5/15/23 (d)(f)		2,824,000	2,428,640
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (d)		6,101,000	6,222,377
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1:
Class F, 7.5% 6/15/31		3,600,000	3,775,947
Class J, 6.22% 6/15/31		6,665,000	4,275,374
DLJ Commercial Mortgage Corp.:
Series 1998-CF2 Class B3, 6.04% 11/12/31 (d)		5,785,000	5,648,864
Series 1998-CG1 Class B4, 7.4088% 6/10/31 (d)(f)		1,690,000	1,837,683
DLJ Mortgage Acceptance Corp. Series 1996-CF1 Class B4, 8.1573% 3/13/28 (f)		2,105,000	2,148,884
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 8.0598% 4/29/39 (d)(f)		1,737,782	1,737,782
First Union National Bank Commercial Mortgage Trust sequential pay Series 1999-C4 Class G, 6.5% 12/15/31 (d)		3,700,000	3,551,787
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class H, 7.039% 3/15/33 (d)		920,000	880,238
GE Capital Commercial Mortgage Corp.:
Series 2002-1A Class H, 7.1367% 12/10/35 (d)(f)		1,015,000	953,889
Series 2005-C3 Class J, 5.2742% 7/10/45 (d)(f)		2,277,000	1,322,121
Global Signal Trust II Series 2004-2A:
Class D, 5.093% 12/15/14 (d)		5,000,000	4,785,050
Class F, 6.376% 12/15/14 (d)		2,220,000	2,101,363
Global Signal Trust III Series 2006-1 Class F, 7.036% 2/15/36		1,576,000	1,497,626
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class E, 7.624% 4/15/29 (f)		201,781	203,262
Class F, 6.75% 4/15/29 (f)		7,131,000	6,988,380
Class H, 1.6157% 4/15/29 (f)		6,995,714	2,098,714
Series 1999-C1 Class F, 6.02% 5/15/33 (d)		7,100,000	6,589,112

		Principal Amount (c)	Value
Series 1999-C2I Class K, 6.481% 9/15/33 (g)		$ 7,875,000	$ 3,150,000
Series 1999-C3:
Class J, 6.974% 8/15/36 (d)		2,788,000	2,696,083
Class K, 6.974% 8/15/36 (d)		5,260,000	3,966,369
Series 2000-C1:
Class G, 7% 3/15/33 (d)		2,150,000	2,077,774
Class H, 7% 3/15/33 (d)		1,093,000	1,096,245
Class K, 7% 3/15/33 (d)		2,473,000	2,219,131
Series 2003-J10 Class B2, 6.75% 4/15/29 (f)		4,000,000	3,235,000
Greenwich Capital Commercial Funding Corp.:
Series 2003-C2 Class J, 5.234% 11/5/13 (d)(f)		3,210,000	2,479,635
Series 2005-GG3:
Class J, 4.685% 8/10/42 (d)(f)		900,000	529,495
Class K, 4.685% 8/10/42 (d)(f)		1,700,000	908,980
GS Mortgage Securities Corp. II:
Series 1997-GL Class H, 8.0595% 7/13/30 (d)(f)		3,736,000	3,538,321
Series 1998-GLII Class G, 7.176% 4/13/31 (d)(f)		2,083,000	1,882,511
Series 2004-GG2:
Class J, 5.067% 8/1/38 (d)(f)		420,000	285,197
Class K, 5.067% 8/1/38 (d)(f)		720,000	465,199
Series 2006-RR2:
Class M, 5.8195% 6/1/46 (d)(f)		727,000	303,704
Class N, 5.8195% 6/1/46 (d)(f)		160,000	63,989
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-A:
Class G, 6% 10/15/32 (d)(f)		2,003,000	1,637,453
Class X, 1.8154% 10/15/32 (a)(d)(f)		24,672,734	524,296
Series 2002-CIB4:
Class E, 6.7135% 5/12/34 (d)(f)		1,500,000	1,428,011
Class F, 7.1055% 5/12/34 (d)(f)		1,400,000	1,297,296
Series 2003-CB7 Class L, 5.173% 1/12/38 (d)(f)		4,096,000	2,531,200
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-CBX Class D, 5.097% 1/12/37 (f)		1,140,000	925,828
Series 2005-PRKS Class A, 10.075% 1/15/15 (d)(f)		2,290,000	2,221,300
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		5,000,000	5,066,450
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
JPMorgan Commercial Mortgage Finance Corp.: - continued
Series 1999-C7:
Class G, 6% 10/15/35 (d)		$ 13,273,000	$ 12,440,855
Class H, 6% 10/15/35 (d)		1,991,000	1,687,744
Class NR, 6% 10/15/35 (d)		6,090,975	2,436,390
Series 1999-C8:
Class G, 6% 7/15/31 (d)		1,075,000	1,021,250
Class H, 6% 7/15/31 (d)		2,045,000	1,646,552
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class K, 6.3% 2/18/30 (d)		2,483,000	558,161
Series 1998-C4 Class G, 5.6% 10/15/35 (d)		1,510,000	1,495,400
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.0935% 4/25/21 (d)(f)		360,264	324,237
LB-UBS Commercial Mortgage Trust:
Series 2001-C7:
Class M, 5.868% 11/15/33		4,957,000	4,489,183
Class P, 5.868% 11/15/33		1,320,000	980,038
Series 2002-C1 Class K, 6.428% 3/15/34 (d)		3,751,000	3,153,077
Series 2002-C2 Class M, 5.683% 7/15/35 (d)		950,000	916,610
Mach One Trust LLC Series 2004-1A:
Class L, 5.45% 5/28/40 (d)(f)		1,393,000	682,570
Class M, 5.45% 5/28/40 (d)(f)		1,533,000	674,520
Merrill Lynch Financial Asset, Inc.:
Series 2005-CA16:
Class F, 4.384% 7/12/15	CAD	551,000	466,634
Class G, 4.384% 7/12/15	CAD	275,000	226,077
Class H, 4.384% 7/12/15	CAD	184,000	134,939
Class J, 4.384% 7/12/15	CAD	275,000	187,720
Class K, 4.384% 7/12/15	CAD	275,000	177,394
Class L, 4.384% 7/12/15	CAD	184,000	112,241
Class M, 4.384% 7/12/15	CAD	772,000	289,093
Series 2005-CA17:
Class F, 4.525% 11/12/37 (f)	CAD	812,000	657,547
Class G, 4.525% 11/12/37 (f)	CAD	846,000	667,795
Class H, 4.525% 11/12/37 (f)	CAD	235,000	173,311
Class J, 4.525% 11/12/37 (f)	CAD	248,000	164,261
Class K, 4.525% 11/12/37 (f)	CAD	261,000	162,154
Class L, 4.525% 11/12/37 (f)	CAD	248,000	144,678
Class M, 4.525% 11/12/37 (f)	CAD	2,057,000	691,688
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (f)		2,350,000	2,319,726

		Principal Amount (c)	Value
Series 1999-C1 Class G, 6.71% 11/15/31 (d)		$ 2,604,000	$ 1,562,400
Merrill Lynch Mortgage Trust:
Series 2002-MW1:
Class H, 5.695% 7/12/34 (d)		1,975,000	1,868,398
Class J, 5.695% 7/12/34 (d)		700,000	587,105
Series 2004-KEY2:
Class J, 5.091% 8/12/39 (d)(f)		1,869,000	1,177,421
Class K, 5.091% 8/12/39 (d)(f)		1,482,000	918,323
Series 2006-KEY2 Class L, 5.091% 8/12/39 (d)		1,370,000	798,422
Mezz Capital Commercial Mortgage Trust:
Series 2004-C1:
Class F, 9.422% 10/15/13 (d)		645,000	605,676
Class G, 12.349% 10/15/13 (d)		465,000	393,805
Class IO, 8.0077% 1/15/18 (a)(f)		954,239	269,287
Series 2004-C2:
Class D, 7.347% 10/15/40 (d)		1,074,000	1,003,986
Class E, 8.309% 10/15/40 (d)		441,000	393,507
Class F, 10.223% 10/15/40 (d)		772,000	708,514
Class G, 12.933% 10/15/40 (d)		497,000	409,378
Series 2005-C3:
Class D, 7.7% 5/20/44 (d)		1,039,000	898,820
Class E, 8.757% 5/20/44 (d)		738,000	628,606
Class F, 10.813% 5/20/44 (d)		479,000	414,677
Class G, 10% 5/20/44 (d)		673,000	474,115
Morgan Stanley Capital I Trust:
Series 1997-RR Class G1, 13.6539% 4/30/39 (d)(f)		2,875,350	992,283
Series 1998-CF1 Class F, 7.35% 7/15/32 (d)		2,020,000	2,171,069
Series 1998-HF2 Class G, 6.01% 11/15/30 (d)		3,985,745	3,900,674
Series 1999-CAM1:
Class M, 6.54% 3/15/32 (d)		2,106,170	1,158,394
Class N, 6.54% 3/15/32 (d)		293,786	35,254
Morgan Stanley Dean Witter Capital I Trust Series 2000-LIFE Class H, 6.5% 11/15/36 (d)		773,000	782,182
Mortgage Capital Funding, Inc. Series 1998-MC3 Class G, 5.5% 11/18/31		2,000,000	1,925,940
NationsLink Funding Corp.:
Series 1998-2:
Class F, 7.105% 8/20/30 (d)		6,500,000	6,525,299
Class G, 5% 8/20/30 (d)		1,315,000	1,166,343
Class J, 5% 8/20/30 (d)		2,000,000	1,386,102
Series 1999-1 Class H, 6% 1/20/31 (d)		1,340,000	1,345,078
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (d)		$ 7,453,000	$ 6,746,266
Penn Mutual Life Insurance Co./Penn Insurance & Annuity Co. floater Series 1996-PML Class M, 7.9% 11/15/26 (d)		3,742,328	3,818,324
Prudential Securities Secured Financing Corp. Series 1998-C1 Class F, 6.8833% 2/15/13 (d)(f)		3,765,000	3,900,419
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (d)	CAD	1,170,000	974,570
Class G, 4.456% 9/12/38 (d)	CAD	585,000	468,844
Class H, 4.456% 9/12/38 (d)	CAD	390,000	301,878
Class J, 4.456% 9/12/38 (d)	CAD	390,000	254,383
Class K, 4.456% 9/12/38 (d)	CAD	195,000	114,765
Class L, 4.456% 9/12/38 (d)	CAD	281,000	154,120
Class M, 4.456% 9/12/38 (d)	CAD	1,413,000	514,426
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	1,515,000	1,229,859
Class G, 4.57% 4/12/23	CAD	505,000	394,624
Class H, 4.57% 4/12/23	CAD	505,000	362,319
Class J, 4.57% 4/12/23	CAD	505,000	322,445
Class K, 4.57% 4/12/23	CAD	253,000	151,366
Class L, 4.57% 4/12/23	CAD	757,000	424,852
Class M, 4.57% 4/12/23	CAD	2,222,418	793,955
RMF Commercial Mortgage, Inc. Series 1997-1 Class G, 9.4676% 1/15/19 (b)(d)(f)		396,124	0
Salomon Brothers Mortgage Securities VII, Inc.:
floater Series 1999-C1 Class H, 7% 5/18/32 (d)(f)		2,500,000	2,285,523
Series 2001-MMA:
Class E6, 6.5% 2/18/34 (d)(f)		2,150,000	2,103,739
Class F6, 6.5% 2/18/34 (d)(f)		475,000	429,868
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (d)		1,105,000	991,177
TERRA LNR I Series 2006-G, 5.0913% 6/15/17 (d)(f)		475,743	428,169
UBS Commercial Mortgage Trust Series 2007-FL1 Class G, 3.6963% 9/15/09 (d)(f)		2,500,000	2,175,466
Wachovia Bank Commercial Mortgage Trust Series 2004-C15 Class 175C, 6.0432% 10/15/41 (d)(f)		1,244,160	707,641
Wachovia Ltd./Wachovia LLC Series 2006-1 Class 1ML, 10.7025% 9/25/26 (d)(f)		4,815,000	2,866,942

		Principal Amount (c)	Value
Washington Mutual Multi-family Mortgage LLC Series 2001-1 Class B4, 7.1895% 10/18/31 (d)(f)		$ 5,163,000	$ 4,987,644
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $302,669,788)			292,361,336
Nonconvertible Preferred Stocks - 5.5%
	Shares
Banks and Thrifts - 0.2%
MFH Financial Trust I 9.50% (d)	16,845	842,250
Homebuilding/Real Estate - 4.8%
Annaly Capital Management, Inc. Series A, 7.875%	97,720	2,438,114
Anthracite Capital, Inc. Series D, 8.25%	7,300	105,558
Apartment Investment & Management Co.:
Series G, 9.375%	16,500	414,315
Series T, 8.00%	103,000	2,235,100
Series U, 7.75%	16,000	344,480
Cedar Shopping Centers, Inc. 8.875%	34,311	823,464
CenterPoint Properties Trust Series D, 5.377%	2,775	2,275,500
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	107,000	2,581,910
Hersha Hospitality Trust Series A, 8.00%	38,676	833,468
iStar Financial, Inc. Series I, 7.50%	14,200	241,400
Lexington Realty Trust 7.55%	20,000	385,200
Mid-America Apartment Communities, Inc. Series H, 8.30%	73,600	1,820,864
PS Business Parks, Inc. (depositary shares) Series L, 7.60%	44,000	1,015,520
Public Storage Series M, 6.625%	81,000	1,814,400
Realty Income Corp. 6.75%	50,000	1,117,500
Strategic Hotel & Resorts, Inc.:
Series B, 8.25%	88,000	1,808,400
Series C, 8.25%	22,820	453,205
Taubman Centers, Inc. Series G, 8.00%	40,000	990,400
		21,698,798
Hotels - 0.5%
FelCor Lodging Trust, Inc. (depositary shares) Series C, 8.00%	40,000	804,000
Innkeepers USA Trust Series C, 8.00%	35,000	472,500
Red Lion Hotels Capital Trust 9.50%	29,250	734,175
		2,010,675
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $28,211,095)		24,551,723
Floating Rate Loans - 2.9%
	Principal Amount (c)	Value
Homebuilding/Real Estate - 1.4%
General Growth Properties, Inc. Tranche A1, term loan 4.42% 2/24/10 (f)	$ 3,000,000	$ 2,490,000
LandSource Communities Development LLC:
Tranche 2LN, term loan 9.5% 2/27/14 (f)	1,585,000	475,500
Tranche B 1LN, term loan 9.7606% 2/27/13 (f)	2,335,244	1,634,671
MDS Realty Holdings LLC:
Tranche M1, term loan 5.4313% 1/1/09 (f)	293,828	285,748
Tranche M3, term loan 6.6813% 1/1/09 (f)	320,540	308,199
Tishman Speyer Properties term loan 4.92% 12/27/12 (f)	1,451,000	1,211,585
		6,405,703
Leisure - 0.6%
Intrawest Resorts term loan 6.3801% 4/24/08 (f)	3,021,953	2,901,075
Super Retail - 0.9%
Toys 'R' US, Inc. term loan 6.2638% 12/9/08 (f)	4,370,000	3,954,850
TOTAL FLOATING RATE LOANS (Cost $16,270,078)		13,261,628
Preferred Securities - 1.0%

Diversified Financial Services - 0.1%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (d)	1,100,000	990
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (d)	2,140,000	299,600
Ipswich Street CDO Series 2006-1, 6/27/46 (d)	2,515,000	0
Kent Funding III Ltd. 11/5/47 (d)	1,100,000	11,000
		311,590
Homebuilding/Real Estate - 0.9%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (d)	3,000,000	1,557,438
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (d)	2,730,000	1,870,629
Crest G-Star Ltd. Series 2001-2A Class PS, 2/25/32 (d)	1,100,000	572,527
		4,000,594
TOTAL PREFERRED SECURITIES (Cost $13,483,800)		4,312,184
Cash Equivalents - 1.6%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at:
1.71%, dated 2/29/08 due 3/3/08 (Collateralized by U.S. Treasury Obligations) #	$ 5,248,748	$ 5,248,000
3.18%, dated 2/29/08 due 3/3/08 (Collateralized by U.S. Government Obligations) #	2,023,536	2,023,000
TOTAL CASH EQUIVALENTS (Cost $7,271,000)		7,271,000
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $509,099,583)	441,086,340
NET OTHER ASSETS - 1.5%	6,875,597
NET ASSETS - 100%	$ 447,961,937
Currency Abbreviation
CAD	-	Canadian dollar
Legend

(a) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $310,193,052 or 69.2% of net assets.

(e) Partial interest payment received on the last interest payment date.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,441,128, or 1.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK6 Class NW, 6.08% 8/15/36	7/1/02	$ 1,048,076
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates: Class B3, 7% 9/25/41	5/21/03	$ 598,280
Class B4, 7% 9/25/41	11/2/01	$ 143,136
Class B5, 7% 9/25/41	11/2/01	$ 126,413
Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates: Class B3, 5.75% 12/25/42	3/25/03	$ 1,692,697
Class B4, 5.75% 12/25/42	3/25/03	$ 704,698
Class B5, 5.75% 12/25/42	3/25/03	$ 242,996
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates: Class 2B4, 6.4389% 6/25/43	9/29/03	$ 132,803
Class 2B5, 6.4389% 6/25/43	9/29/03	$ 30,442
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I: Class K, 6.481% 9/15/33	3/23/07	$ 4,528,125
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 5.635% 6/25/35	6/3/05	$ 943,960
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$5,248,000 due 3/03/08 at 1.71%
BNP Paribas Securities Corp.	$ 225,747
Banc of America Securities LLC	761,913
Barclays Capital, Inc.	1,216,108
Citigroup Global Markets, Inc.	1,950,498
J.P. Morgan Securities, Inc.	761,913
Merrill Lynch Government Securities, Inc.	103,247
Mizuho Securities USA, Inc.	228,574
$ 5,248,000
$2,023,000 due 3/03/08 at 3.18%
BNP Paribas Securities Corp.	$ 749,815
Banc of America Securities LLC	560,861
Societe Generale, New York Branch	712,324
$ 2,023,000
Other Information

The following is a summary of the inputs used, as of February 29, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 441,086,340	$ 21,433,973	$ 382,134,431	$ 37,517,936
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 5,001,607
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(3,047,647)
Cost of Purchases	8,162,416
Proceeds of Sales	(1,024,674)
Amortization/Accretion	(97,257)
Transfer in/out of Level 3	28,523,491
Ending Balance	$ 37,517,936

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At February 29, 2008, the aggregate cost of investment securities for income tax purposes was $509,083,171. Net unrealized depreciation aggregated $67,996,831, of which $16,466,530 related to appreciated investment securities and $84,463,361 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Dealers who make markets in below investment grade securities, such as asset backed securities, collateralized mortgage obligations and commercial mortgage backed securities also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. A significant portion of the Fund's securities, including subprime mortgage securities, are valued at period end by a single source or dealer. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rate, credit quality and default rates. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 29, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	April 29, 2008